MML Aggressive Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.1%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	25,015	$1,942,918
Invesco Oppenheimer V.I. Global Fund/VA, Series I	96,888	3,643,965
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	620,749	1,353,233
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	128,367	3,499,271
MML Blue Chip Growth Fund, Initial Class (a)	541,059	8,169,989
MML Equity Income Fund, Initial Class (a)	893,906	9,350,256
MML Equity Index Fund, Class III (a)	20,947	622,128
MML Focused Equity Fund, Class II (a)	2,075,409	13,365,631
MML Foreign Fund, Initial Class (a)	806,348	7,539,356
MML Fundamental Growth Fund, Class II (a)	426,573	3,915,944
MML Fundamental Value Fund, Class II (a)	678,588	8,231,274
MML Global Fund, Class I (a)	1,475,666	17,678,477
MML Income & Growth Fund, Initial Class (a)	977,181	9,156,182
MML International Equity Fund, Class II (a)	965,292	8,774,509
MML Large Cap Growth Fund, Initial Class (a)	283,314	2,861,474
MML Mid Cap Growth Fund, Initial Class (a)	642,061	9,560,287
MML Mid Cap Value Fund, Initial Class (a)	847,126	8,403,490
MML Small Cap Growth Equity Fund, Initial Class (a)	142,031	1,825,031
MML Small Company Value Fund, Class II (a)	271,636	3,745,862
MML Small/Mid Cap Value Fund, Initial Class (a)	250,809	2,608,419
MML Strategic Emerging Markets Fund, Class II (a)	701,514	7,927,106
		134,174,802
Fixed Income Funds — 13.0%
Invesco Oppenheimer V.I. Global Strategic Income Fund/VA, Series I	257,142	1,244,567
MML Dynamic Bond Fund, Class II (a)	351,125	3,584,990
MML High Yield Fund, Class II (a)	102,337	988,574
MML Inflation-Protected and Income Fund, Initial Class (a)	330,225	3,411,226
MML Managed Bond Fund, Initial Class (a)	425,266	5,447,370
MML Short-Duration Bond Fund, Class II (a)	297,665	2,911,160
MML Total Return Bond Fund, Class II (a)	234,170	2,510,308
		20,098,195

TOTAL MUTUAL FUNDS (Cost $161,030,194)		154,272,997

TOTAL LONG-TERM INVESTMENTS (Cost $161,030,194)		154,272,997

TOTAL INVESTMENTS — 100.1% (Cost $161,030,194) (b)		154,272,997

Other Assets/(Liabilities) — (0.1)%		(132,832)

NET ASSETS — 100.0%		$154,140,165

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Core Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.7%
American Funds Blue Chip Income and Growth Fund, Class 1	20,037,636	$252,674,586
American Funds Growth-Income Fund, Class 1	5,336,901	252,061,827
American Funds International Fund, Class 1	6,557,007	126,812,521
		631,548,934
Fixed Income Funds — 35.4%
American Funds Bond Fund, Class 1	30,469,245	345,825,931

TOTAL MUTUAL FUNDS (Cost $974,569,470)		977,374,865

TOTAL LONG-TERM INVESTMENTS (Cost $974,569,470)		977,374,865

TOTAL INVESTMENTS — 100.1% (Cost $974,569,470) (a)		977,374,865

Other Assets/(Liabilities) — (0.1)%		(1,154,343)

NET ASSETS — 100.0%		$976,220,522

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,515,034	$181,484,868

TOTAL MUTUAL FUNDS (Cost $180,666,231)		181,484,868

TOTAL LONG-TERM INVESTMENTS (Cost $180,666,231)		181,484,868

TOTAL INVESTMENTS — 100.1% (Cost $180,666,231) (a)		181,484,868

Other Assets/(Liabilities) — (0.1)%		(225,829)

NET ASSETS — 100.0%		$181,259,039

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML American Funds International Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	3,139,899	$60,725,643

TOTAL MUTUAL FUNDS (Cost $59,511,203)		60,725,643

TOTAL LONG-TERM INVESTMENTS (Cost $59,511,203)		60,725,643

TOTAL INVESTMENTS — 100.2% (Cost $59,511,203) (a)		60,725,643

Other Assets/(Liabilities) — (0.2)%		(94,507)

NET ASSETS — 100.0%		$60,631,136

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Balanced Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 46.9%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	43,690	$3,393,425
Invesco Oppenheimer V.I. Global Fund/VA, Series I	206,793	7,777,475
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	950,207	2,071,451
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	358,566	9,774,496
MML Blue Chip Growth Fund, Initial Class (a)	1,113,816	16,818,616
MML Equity Income Fund, Initial Class (a)	1,803,996	18,869,798
MML Equity Index Fund, Class III (a)	43,594	1,294,753
MML Focused Equity Fund, Class II (a)	3,326,553	21,423,002
MML Foreign Fund, Initial Class (a)	1,592,897	14,893,591
MML Fundamental Growth Fund, Class II (a)	1,094,995	10,052,056
MML Fundamental Value Fund, Class II (a)	1,364,032	16,545,713
MML Global Fund, Class I (a)	2,858,768	34,248,036
MML Income & Growth Fund, Initial Class (a)	1,951,784	18,288,215
MML International Equity Fund, Class II (a)	1,613,066	14,662,766
MML Large Cap Growth Fund, Initial Class (a)	598,707	6,046,940
MML Mid Cap Growth Fund, Initial Class (a)	1,155,250	17,201,675
MML Mid Cap Value Fund, Initial Class (a)	1,660,295	16,470,126
MML Small Cap Growth Equity Fund, Initial Class (a)	214,819	2,760,323
MML Small Company Value Fund, Class II (a)	447,028	6,164,518
MML Small/Mid Cap Value Fund, Initial Class (a)	476,710	4,957,789
MML Strategic Emerging Markets Fund, Class II (a)	401,232	4,533,917
		248,248,681
Fixed Income Funds — 53.2%
Invesco Oppenheimer V.I. Global Strategic Income Fund/VA, Series I	2,115,774	10,240,347
MML Dynamic Bond Fund, Class II (a)	5,990,622	61,164,248
MML High Yield Fund, Class II (a)	1,345,836	13,000,780
MML Inflation-Protected and Income Fund, Initial Class (a)	1,933,273	19,970,713
MML Managed Bond Fund, Initial Class (a)	7,705,141	98,697,643
MML Short-Duration Bond Fund, Class II (a)	2,607,593	25,502,257
MML Total Return Bond Fund, Class II (a)	4,979,962	53,385,196
		281,961,184

TOTAL MUTUAL FUNDS (Cost $539,273,331)		530,209,865

TOTAL LONG-TERM INVESTMENTS (Cost $539,273,331)		530,209,865

TOTAL INVESTMENTS — 100.1% (Cost $539,273,331) (b)		530,209,865

Other Assets/(Liabilities) — (0.1)%		(428,673)

NET ASSETS — 100.0%		$529,781,192

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 0.7%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	2,822	$626,089
Linde PLC	6,112	1,184,017
The Sherwin-Williams Co.	2,035	1,118,985
		2,929,091
		2,929,091
Communications — 29.5%
Internet — 29.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	88,801	14,850,191
Alphabet, Inc. Class A (a)	4,129	5,042,087
Alphabet, Inc. Class C (a)	14,423	17,581,637
Amazon.com, Inc. (a)	20,836	36,169,421
Booking Holdings, Inc. (a)	3,941	7,734,646
Ctrip.com International Ltd. ADR (a)	17,340	507,889
Facebook, Inc. Class A (a)	125,255	22,305,410
IAC/InterActiveCorp (a)	9,185	2,002,055
Match Group, Inc.	5,094	363,915
Netflix, Inc. (a)	17,492	4,681,209
Tencent Holdings Ltd.	207,300	8,797,749
		120,036,209
Telecommunications — 0.2%
Motorola Solutions, Inc.	3,298	562,012
		120,598,221
Consumer, Cyclical — 7.6%
Airlines — 0.8%
Delta Air Lines, Inc.	14,538	837,389
United Airlines Holdings, Inc. (a)	25,630	2,265,948
		3,103,337
Apparel — 0.6%
NIKE, Inc. Class B	12,415	1,166,017
VF Corp.	12,543	1,116,201
		2,282,218
Auto Manufacturers — 0.1%
Ferrari NV	3,395	523,136
Auto Parts & Equipment — 0.8%
Aptiv PLC	37,394	3,268,984
Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	1,147	59,380
Royal Caribbean Cruises Ltd.	9,870	1,069,217
		1,128,597
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	21,389	1,991,530
Marriott International, Inc. Class A	13,138	1,633,973
Wynn Resorts Ltd.	1,003	109,046
		3,734,549
Retail — 4.1%
Dollar General Corp.	33,710	5,357,867
Dollar Tree, Inc. (a)	15,347	1,752,014
McDonald’s Corp.	13,706	2,942,815
Restaurant Brands International, Inc.	16,906	1,202,693
Ross Stores, Inc.	34,445	3,783,783
The TJX Cos., Inc.	3,378	188,290
Yum! Brands, Inc.	15,759	1,787,543
		17,015,005
		31,055,826
Consumer, Non-cyclical — 19.9%
Agriculture — 0.0%
Philip Morris International, Inc.	1,500	113,895
Beverages — 0.1%
Constellation Brands, Inc. Class A	1,064	220,546
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	15,121	1,480,951
Amgen, Inc.	300	58,053
Exact Sciences Corp. (a)	2,117	191,313
Vertex Pharmaceuticals, Inc. (a)	34,235	5,800,094
		7,530,411
Commercial Services — 5.2%
Ant International Co., Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (b) (c) (d)	138,153	888,324
Automatic Data Processing, Inc.	3,744	604,356
Cintas Corp.	2,472	662,743
CoStar Group, Inc. (a)	681	403,969
Equifax, Inc.	1,261	177,385
FleetCor Technologies, Inc. (a)	6,433	1,844,856
Global Payments, Inc.	43,604	6,933,036
IHS Markit Ltd. (a)	9,302	622,118
Moody’s Corp.	657	134,573
PayPal Holdings, Inc. (a)	64,441	6,675,443
S&P Global, Inc.	9,060	2,219,519
		21,166,322
Health Care – Products — 8.2%
Abbott Laboratories	12,255	1,025,376
Becton Dickinson and Co.	28,914	7,314,085
Boston Scientific Corp. (a)	4,085	166,219
Danaher Corp.	35,266	5,093,468
Intuitive Surgical, Inc. (a)	10,889	5,879,298
Stryker Corp.	41,612	9,000,676
Teleflex, Inc.	1,055	358,436

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	16,197	$4,717,700
		33,555,258
Health Care – Services — 3.2%
Anthem, Inc.	15,429	3,704,503
Centene Corp. (a)	16,909	731,483
HCA Healthcare, Inc.	5,896	709,996
UnitedHealth Group, Inc.	27,462	5,968,042
WellCare Health Plans, Inc. (a)	6,912	1,791,383
		12,905,407
Pharmaceuticals — 1.4%
Cigna Corp. (a)	35,780	5,431,046
Elanco Animal Health, Inc. (a)	5,478	145,660
Eli Lilly & Co.	231	25,833
Merck & Co., Inc.	294	24,749
Zoetis, Inc.	2,000	249,180
		5,876,468
		81,368,307
Energy — 0.4%
Oil & Gas — 0.4%
Concho Resources, Inc.	9,440	640,976
Pioneer Natural Resources Co.	9,367	1,178,088
		1,819,064
		1,819,064
Financial — 11.8%
Banks — 0.5%
Citigroup, Inc.	1,700	117,436
The Goldman Sachs Group, Inc.	1,945	403,063
JP Morgan Chase & Co.	600	70,614
Morgan Stanley	29,218	1,246,732
		1,837,845
Diversified Financial Services — 9.2%
Ameriprise Financial, Inc.	1,531	225,210
The Charles Schwab Corp.	45,403	1,899,207
Intercontinental Exchange, Inc.	43,656	4,028,139
Mastercard, Inc. Class A	48,303	13,117,646
TD Ameritrade Holding Corp.	76,477	3,571,476
Visa, Inc. Class A	86,288	14,842,399
		37,684,077
Insurance — 2.1%
American International Group, Inc.	44,806	2,495,694
Chubb Ltd.	4,153	670,460
Marsh & McLennan Cos., Inc.	12,170	1,217,609
The Progressive Corp.	2,288	176,748
Willis Towers Watson PLC	20,132	3,884,872
		8,445,383
Real Estate Investment Trusts (REITS) — 0.0%
American Tower Corp.	569	125,823
		48,093,128
Industrial — 8.3%
Aerospace & Defense — 6.0%
The Boeing Co.	42,858	16,306,183
L3 Harris Technologies, Inc.	15,518	3,237,676
Northrop Grumman Corp.	13,112	4,914,246
		24,458,105
Electronics — 0.8%
Agilent Technologies, Inc.	3,771	288,972
Fortive Corp.	17,278	1,184,579
Honeywell International, Inc.	11,549	1,954,091
		3,427,642
Machinery – Diversified — 0.8%
Roper Technologies, Inc.	9,616	3,429,066
Xylem, Inc.	300	23,886
		3,452,952
Packaging & Containers — 0.1%
Ball Corp.	4,177	304,127
Transportation — 0.6%
Canadian Pacific Railway Ltd.	5,669	1,261,126
Kansas City Southern	3,903	519,138
Norfolk Southern Corp.	434	77,973
Union Pacific Corp.	3,989	646,138
		2,504,375
		34,147,201
Technology — 21.0%
Computers — 0.1%
Apple, Inc.	2,899	649,289
Semiconductors — 2.6%
Analog Devices, Inc.	8,200	916,186
Applied Materials, Inc.	20,894	1,042,611
Broadcom, Inc.	421	116,225
KLA Corp.	6,249	996,403
Lam Research Corp.	1,500	346,665
Marvell Technology Group Ltd.	63,774	1,592,437
Maxim Integrated Products, Inc.	22,628	1,310,388
Microchip Technology, Inc.	4,053	376,564
NVIDIA Corp.	10,622	1,848,972
QUALCOMM, Inc.	800	61,024
Texas Instruments, Inc.	12,789	1,652,850
Xilinx, Inc.	2,236	214,432
		10,474,757
Software — 18.3%
Atlassian Corp. PLC Class A (a)	3,506	439,793
DocuSign, Inc. (a)	8,652	535,732
Electronic Arts, Inc. (a)	26,028	2,546,059
Fidelity National Information Services, Inc.	56,694	7,526,695
Fiserv, Inc. (a)	59,761	6,190,642
Intuit, Inc.	31,447	8,363,015

The accompanying notes are an integral part of the portfolio of investments.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	179,546	$24,962,280
salesforce.com, Inc. (a)	50,976	7,566,877
ServiceNow, Inc. (a)	29,476	7,482,483
Splunk, Inc. (a)	23,361	2,753,328
Synopsys, Inc. (a)	1,913	262,559
Veeva Systems, Inc. Class A (a)	1,445	220,637
VMware, Inc. Class A	11,460	1,719,688
Workday, Inc. Class A (a)	24,602	4,181,356
Zoom Video Communications, Inc. Class A (a) (e)	1,055	80,391
		74,831,535
		85,955,581
Utilities — 0.4%
Electric — 0.4%
NextEra Energy, Inc.	200	46,598
Sempra Energy	10,474	1,546,067
		1,592,665
		1,592,665
TOTAL COMMON STOCK (Cost $250,893,709)		407,559,084

TOTAL EQUITIES (Cost $250,893,709)		407,559,084

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	81,171	81,171

TOTAL MUTUAL FUNDS (Cost $81,171)		81,171

TOTAL LONG-TERM INVESTMENTS (Cost $250,974,880)		407,640,255

SHORT-TERM INVESTMENTS — 0.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,065	1,065

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (g)	$1,878,856	1,878,856

TOTAL SHORT-TERM INVESTMENTS (Cost $1,879,921)		1,879,921

TOTAL INVESTMENTS — 100.0% (Cost $252,854,801) (h)		409,520,176

Other Assets/(Liabilities) — (0.0)%		(170,852)

NET ASSETS — 100.0%		$409,349,324

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $888,324 or 0.22% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2019, these securities amounted to a value of $888,324 or 0.22% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $79,553 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $1,878,905. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $1,920,565.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Conservative Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 36.8%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	26,281	$2,041,237
Invesco Oppenheimer V.I. Global Fund/VA, Series I	121,014	4,551,354
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	431,576	940,835
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	177,217	4,830,940
MML Blue Chip Growth Fund, Initial Class (a)	729,940	11,022,088
MML Equity Income Fund, Initial Class (a)	1,191,313	12,461,130
MML Equity Index Fund, Class III (a)	30,000	891,012
MML Focused Equity Fund, Class II (a)	2,555,402	16,456,786
MML Foreign Fund, Initial Class (a)	823,385	7,698,649
MML Fundamental Growth Fund, Class II (a)	731,446	6,714,678
MML Fundamental Value Fund, Class II (a)	863,092	10,469,308
MML Global Fund, Class I (a)	1,582,737	18,961,189
MML Income & Growth Fund, Initial Class (a)	1,370,199	12,838,762
MML International Equity Fund, Class II (a)	1,000,624	9,095,676
MML Large Cap Growth Fund, Initial Class (a)	289,120	2,920,111
MML Mid Cap Growth Fund, Initial Class (a)	681,092	10,141,461
MML Mid Cap Value Fund, Initial Class (a)	893,118	8,859,729
MML Small Cap Growth Equity Fund, Initial Class (a)	134,517	1,728,481
MML Small Company Value Fund, Class II (a)	293,141	4,042,414
MML Small/Mid Cap Value Fund, Initial Class (a)	237,341	2,468,351
MML Strategic Emerging Markets Fund, Class II (a)	133,721	1,511,051
		150,645,242
Fixed Income Funds — 63.3%
Invesco Oppenheimer V.I. Global Strategic Income Fund/VA, Series I	2,227,463	10,780,923
MML Dynamic Bond Fund, Class II (a)	5,600,471	57,180,811
MML High Yield Fund, Class II (a)	1,256,363	12,136,462
MML Inflation-Protected and Income Fund, Initial Class (a)	1,685,868	17,415,017
MML Managed Bond Fund, Initial Class (a)	6,897,766	88,355,713
MML Short-Duration Bond Fund, Class II (a)	2,403,756	23,508,737
MML Total Return Bond Fund, Class II (a)	4,615,965	49,483,142
		258,860,805

TOTAL MUTUAL FUNDS
(Cost $411,753,763)		409,506,047

TOTAL LONG-TERM INVESTMENTS
(Cost $411,753,763)		409,506,047

TOTAL INVESTMENTS — 100.1%
(Cost $411,753,763) (b)		409,506,047

Other Assets/(Liabilities) — (0.1)%		(345,146)

NET ASSETS — 100.0%		$409,160,901

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 96.2%
Basic Materials — 4.0%
Chemicals — 3.0%
Akzo Nobel NV	7,885	$703,433
CF Industries Holdings, Inc.	89,900	4,423,080
Dow, Inc.	72,071	3,434,183
DuPont de Nemours, Inc.	67,305	4,799,520
PPG Industries, Inc.	5,000	592,550
		13,952,766
Forest Products & Paper — 0.8%
International Paper Co.	93,104	3,893,609
Iron & Steel — 0.2%
Nucor Corp.	18,000	916,380
		18,762,755
Communications — 7.6%
Media — 3.5%
Comcast Corp. Class A	126,815	5,716,821
Fox Corp. Class B	144,115	4,545,387
News Corp. Class A	287,386	4,000,413
The Walt Disney Co.	16,384	2,135,163
		16,397,784
Telecommunications — 4.1%
AT&T, Inc.	29,248	1,106,744
CenturyLink, Inc.	44,105	550,430
Cisco Systems, Inc.	120,614	5,959,538
Telefonica SA	288,429	2,202,430
Verizon Communications, Inc.	149,404	9,018,026
		18,837,168
		35,234,952
Consumer, Cyclical — 4.8%
Airlines — 1.4%
Alaska Air Group, Inc.	54,857	3,560,768
Delta Air Lines, Inc.	32,600	1,877,760
Southwest Airlines Co.	21,300	1,150,413
		6,588,941
Auto Manufacturers — 0.3%
PACCAR, Inc.	19,700	1,379,197
Lodging — 1.1%
Las Vegas Sands Corp.	73,800	4,262,688
MGM Resorts International	27,900	773,388
		5,036,076
Retail — 1.6%
Kohl’s Corp.	47,900	2,378,714
L Brands, Inc.	60,200	1,179,318
Walmart, Inc.	33,136	3,932,580
		7,490,612
Toys, Games & Hobbies — 0.4%
Mattel, Inc. (a) (b)	167,200	1,904,408
		22,399,234
Consumer, Non-cyclical — 20.3%
Agriculture — 2.1%
Bunge Ltd.	40,300	2,281,786
Philip Morris International, Inc.	98,900	7,509,477
		9,791,263
Beverages — 0.1%
PepsiCo, Inc.	4,400	603,240
Biotechnology — 1.4%
Corteva, Inc.	63,505	1,778,140
Gilead Sciences, Inc.	74,440	4,718,007
		6,496,147
Commercial Services — 0.8%
Nielsen Holdings PLC	166,929	3,547,241
Foods — 3.3%
Conagra Brands, Inc.	187,739	5,759,833
Kellogg Co.	15,300	984,555
Tyson Foods, Inc. Class A	100,500	8,657,070
		15,401,458
Health Care – Products — 2.2%
Becton Dickinson and Co.	6,213	1,571,641
Medtronic PLC	62,583	6,797,765
Zimmer Biomet Holdings, Inc.	11,800	1,619,786
		9,989,192
Health Care – Services — 1.2%
Anthem, Inc.	22,858	5,488,206
Household Products & Wares — 1.7%
Kimberly-Clark Corp.	56,087	7,967,158
Pharmaceuticals — 7.5%
AbbVie, Inc.	31,900	2,415,468
Allergan PLC	23,000	3,870,670
Bristol-Myers Squibb Co.	66,900	3,392,499
CVS Health Corp.	108,441	6,839,374
GlaxoSmithKline PLC	90,901	1,945,789
Johnson & Johnson	71,849	9,295,824
Pfizer, Inc.	199,701	7,175,257
		34,934,881
		94,218,786
Energy — 8.9%
Oil & Gas — 6.7%
Chevron Corp.	23,086	2,737,999
Exxon Mobil Corp.	121,475	8,577,350
Hess Corp.	21,700	1,312,416
Occidental Petroleum Corp.	129,329	5,751,261
Pioneer Natural Resources Co.	18,800	2,364,476

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total SA	201,236	$10,476,328
		31,219,830
Pipelines — 2.2%
Equitrans Midstream Corp.	35,624	518,329
Targa Resources Corp.	34,900	1,401,933
TC Energy Corp.	160,881	8,332,027
		10,252,289
		41,472,119
Financial — 26.3%
Banks — 14.9%
Bank of America Corp.	13,277	387,290
The Bank of New York Mellon Corp.	33,900	1,532,619
Citigroup, Inc.	47,682	3,293,872
Fifth Third Bancorp	232,885	6,376,391
JP Morgan Chase & Co.	124,611	14,665,469
Morgan Stanley	187,300	7,992,091
Northern Trust Corp.	15,600	1,455,792
The PNC Financial Services Group, Inc.	33,800	4,737,408
State Street Corp.	99,300	5,877,567
US Bancorp	98,037	5,425,368
Wells Fargo & Co.	350,000	17,654,000
		69,397,867
Diversified Financial Services — 0.6%
Ameriprise Financial, Inc.	2,273	334,359
Franklin Resources, Inc.	89,800	2,591,628
		2,925,987
Insurance — 7.4%
American International Group, Inc.	148,395	8,265,602
AXA Equitable Holdings, Inc.	58,854	1,304,205
Brighthouse Financial, Inc. (a)	30,126	1,219,199
Chubb Ltd.	55,919	9,027,563
Loews Corp.	77,380	3,983,522
Marsh & McLennan Cos., Inc.	19,000	1,900,950
MetLife, Inc.	123,070	5,803,981
Willis Towers Watson PLC	14,041	2,709,492
		34,214,514
Real Estate Investment Trusts (REITS) — 3.4%
Equity Residential	57,259	4,939,161
Rayonier, Inc.	96,541	2,722,456
SL Green Realty Corp.	31,621	2,585,017
Weyerhaeuser Co.	198,571	5,500,417
		15,747,051
		122,285,419
Industrial — 10.1%
Aerospace & Defense — 3.9%
The Boeing Co.	24,077	9,160,576
L3 Harris Technologies, Inc.	39,087	8,155,112
United Technologies Corp.	6,800	928,336
		18,244,024
Building Materials — 1.1%
Johnson Controls International PLC	112,502	4,937,713
Vulcan Materials Co.	2,600	393,224
		5,330,937
Electrical Components & Equipment — 0.6%
Emerson Electric Co.	38,500	2,574,110
Electronics — 0.4%
nVent Electric PLC	50,500	1,113,020
TE Connectivity Ltd.	9,700	903,846
		2,016,866
Environmental Controls — 0.6%
Stericycle, Inc. (a) (b)	54,602	2,780,880
Hand & Machine Tools — 0.4%
Snap-on, Inc.	10,900	1,706,286
Machinery – Diversified — 0.1%
Flowserve Corp.	4,764	222,526
Miscellaneous – Manufacturing — 1.5%
General Electric Co.	777,600	6,951,744
Transportation — 1.5%
United Parcel Service, Inc. Class B	59,021	7,071,896
		46,899,269
Technology — 6.6%
Computers — 0.9%
Cognizant Technology Solutions Corp. Class A	41,520	2,502,202
Hewlett Packard Enterprise Co.	32,600	494,542
Western Digital Corp.	16,500	984,060
		3,980,804
Semiconductors — 4.1%
Applied Materials, Inc.	60,000	2,994,000
NXP Semiconductor NV	10,600	1,156,672
QUALCOMM, Inc.	142,944	10,903,768
Texas Instruments, Inc.	31,973	4,132,191
		19,186,631
Software — 1.6%
Microsoft Corp.	54,228	7,539,319
		30,706,754
Utilities — 7.6%
Electric — 5.9%
Duke Energy Corp.	8,130	779,342
Edison International	79,593	6,002,904
Evergy, Inc.	42,127	2,803,973
NextEra Energy, Inc.	20,406	4,754,394
Sempra Energy	16,040	2,367,664
The Southern Co.	177,975	10,993,516
		27,701,793

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.5%
NiSource, Inc.	237,106	$7,094,212
Water — 0.2%
Aqua America, Inc. Convertible	12,164	737,138
		35,533,143

TOTAL COMMON STOCK (Cost $377,821,143)		447,512,431

PREFERRED STOCK — 2.0%
Consumer, Non-cyclical — 0.8%
Health Care – Products — 0.8%
Becton Dickinson and Co. Convertible 6.125%	63,549	3,934,319
Utilities — 1.2%
Electric — 1.2%
Sempra Energy Convertible 6.000%	22,022	2,603,000
Sempra Energy Convertible 6.750%	6,848	805,736
The Southern Co. Convertible 6.750%	36,765	1,967,295
		5,376,031

TOTAL PREFERRED STOCK (Cost $7,911,928)		9,310,350

TOTAL EQUITIES (Cost $385,733,071)		456,822,781

	Principal Amount
BONDS & NOTES — 0.6%

CORPORATE DEBT — 0.6%
Electric — 0.2%
Pacific Gas & Electric Co. 3.950% 12/01/47	$805,000	778,838
4.000% 12/01/46	470,000	452,375
		1,231,213
Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	895,000	955,215
Toys, Games & Hobbies — 0.2%
Mattel, Inc. 6.750% 12/31/25 (c)	779,000	812,840

TOTAL CORPORATE DEBT (Cost $2,629,005)		2,999,268

TOTAL BONDS & NOTES (Cost $2,629,005)		2,999,268

	Number of Shares
MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)	4,550,934	$4,550,934

TOTAL MUTUAL FUNDS (Cost $4,550,934)		4,550,934

TOTAL LONG-TERM INVESTMENTS (Cost $392,913,010)		464,372,983

SHORT-TERM INVESTMENTS — 1.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,065	1,065

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (e)	$7,865,970	7,865,970

TOTAL SHORT-TERM INVESTMENTS (Cost $7,867,035)		7,867,035

TOTAL INVESTMENTS — 101.5% (Cost $400,780,045) (f)		472,240,018

Other Assets/(Liabilities) — (1.5)%		(6,917,220)

NET ASSETS — 100.0%		$465,322,798

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $4,437,721 or 0.95% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $1,768,055 or 0.38% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $7,866,178. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $8,027,759.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Income Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	12/20/19	6	$902,244	$(8,694)

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 2.2%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	4,793	$1,063,375
Albemarle Corp. (a)	2,316	161,008
Celanese Corp.	2,663	325,658
CF Industries Holdings, Inc.	4,660	229,272
Dow, Inc. (b)	16,087	766,546
DuPont de Nemours, Inc.	16,300	1,162,353
Eastman Chemical Co.	2,910	214,845
Ecolab, Inc.	5,457	1,080,704
FMC Corp.	2,874	251,992
International Flavors & Fragrances, Inc. (a)	2,330	285,868
Linde PLC	11,767	2,279,503
LyondellBasell Industries NV Class A	5,619	502,732
The Mosaic Co.	7,780	159,490
PPG Industries, Inc.	5,136	608,668
The Sherwin-Williams Co.	1,789	983,718
		10,075,732
Forest Products & Paper — 0.1%
International Paper Co.	8,614	360,237
Iron & Steel — 0.1%
Nucor Corp.	6,594	335,701
Mining — 0.2%
Freeport-McMoRan, Inc.	31,751	303,857
Newmont Goldcorp Corp.	17,849	676,834
		980,691
		11,752,361
Communications — 14.7%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	8,367	180,393
Omnicom Group, Inc.	4,700	368,010
		548,403
Internet — 8.9%
Alphabet, Inc. Class A (b)	6,521	7,963,054
Alphabet, Inc. Class C (b)	6,579	8,019,801
Amazon.com, Inc. (b)	9,045	15,701,306
Booking Holdings, Inc. (b)	926	1,817,377
CDW Corp.	3,143	387,343
eBay, Inc.	17,176	669,520
Expedia Group, Inc.	3,033	407,665
F5 Networks, Inc. (b)	1,304	183,108
Facebook, Inc. Class A (b)	52,373	9,326,584
Netflix, Inc. (b)	9,520	2,547,742
Symantec Corp.	12,390	292,776
TripAdvisor, Inc. (b)	2,237	86,527
Twitter, Inc. (b)	16,834	693,561
VeriSign, Inc. (b)	2,285	431,020
		48,527,384
Media — 2.3%
CBS Corp. Class B	7,127	287,717
Charter Communications, Inc. Class A (b)	3,522	1,451,487
Comcast Corp. Class A	98,850	4,456,158
Discovery, Inc. Class A (a) (b)	3,428	91,288
Discovery, Inc. Class C (b)	7,512	184,945
DISH Network Corp. Class A (b)	5,248	178,799
Fox Corp. Class A	7,672	241,937
Fox Corp. Class B (b)	3,543	111,746
News Corp. Class A	8,355	116,302
News Corp. Class B	2,653	37,925
Viacom, Inc. Class B	7,638	183,541
The Walt Disney Co.	39,220	5,111,150
		12,452,995
Telecommunications — 3.4%
Arista Networks, Inc. (b)	1,201	286,943
AT&T, Inc.	159,199	6,024,090
CenturyLink, Inc.	21,116	263,528
Cisco Systems, Inc.	92,408	4,565,879
Corning, Inc.	17,072	486,893
Juniper Networks, Inc.	7,590	187,853
Motorola Solutions, Inc.	3,586	611,090
T-Mobile US, Inc. (b)	6,862	540,520
Verizon Communications, Inc.	90,065	5,436,323
		18,403,119
		79,931,901
Consumer, Cyclical — 8.6%
Airlines — 0.4%
Alaska Air Group, Inc.	2,700	175,257
American Airlines Group, Inc.	8,720	235,179
Delta Air Lines, Inc.	12,602	725,875
Southwest Airlines Co.	10,457	564,783
United Airlines Holdings, Inc. (b)	4,786	423,130
		2,124,224
Apparel — 0.8%
Capri Holdings Ltd. (b)	3,324	110,224
Hanesbrands, Inc.	7,900	121,028
NIKE, Inc. Class B	27,224	2,556,878
PVH Corp.	1,651	145,668
Ralph Lauren Corp.	1,149	109,695
Tapestry, Inc.	6,343	165,235
Under Armour, Inc. Class A (b)	4,084	81,435
Under Armour, Inc. Class C (b)	4,186	75,892
VF Corp.	7,073	629,426
		3,995,481

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.4%
Ford Motor Co.	85,326	$781,586
General Motors Co.	27,277	1,022,342
PACCAR, Inc.	7,534	527,456
		2,331,384
Auto Parts & Equipment — 0.1%
Aptiv PLC	5,591	488,765
BorgWarner, Inc.	4,541	166,564
		655,329
Distribution & Wholesale — 0.2%
Copart, Inc. (b)	4,388	352,488
Fastenal Co.	12,369	404,095
LKQ Corp. (b)	6,584	207,067
W.W. Grainger, Inc.	969	287,938
		1,251,588
Home Builders — 0.2%
D.R. Horton, Inc.	7,367	388,314
Lennar Corp. Class A	6,189	345,656
NVR, Inc. (b)	74	275,084
PulteGroup, Inc.	5,584	204,095
		1,213,149
Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,855	116,884
Whirlpool Corp.	1,388	219,803
		336,687
Housewares — 0.0%
Newell Brands, Inc.	8,527	159,626
Leisure Time — 0.2%
Carnival Corp.	8,677	379,272
Harley-Davidson, Inc.	3,474	124,960
Norwegian Cruise Line Holdings Ltd. (b)	4,724	244,561
Royal Caribbean Cruises Ltd.	3,768	408,187
		1,156,980
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	6,231	580,168
Marriott International, Inc. Class A	5,939	738,634
MGM Resorts International	11,507	318,974
Wynn Resorts Ltd.	2,121	230,595
		1,868,371
Retail — 5.7%
Advance Auto Parts, Inc.	1,552	256,701
AutoZone, Inc. (b)	534	579,187
Best Buy Co., Inc.	5,053	348,606
CarMax, Inc. (b)	3,589	315,832
Chipotle Mexican Grill, Inc. (b)	555	466,461
Costco Wholesale Corp.	9,577	2,759,230
Darden Restaurants, Inc.	2,664	314,938
Dollar General Corp.	5,621	893,402
Dollar Tree, Inc. (b)	5,170	590,207
The Gap, Inc.	4,654	80,793
Genuine Parts Co.	3,194	318,090
The Home Depot, Inc.	23,831	5,529,269
Kohl’s Corp.	3,382	167,950
L Brands, Inc.	4,972	97,402
Lowe’s Cos., Inc.	16,794	1,846,668
Macy’s, Inc.	6,743	104,786
McDonald’s Corp.	16,528	3,548,727
Nordstrom, Inc.	2,337	78,687
O’Reilly Automotive, Inc. (b)	1,664	663,121
Ross Stores, Inc.	7,905	868,364
Starbucks Corp.	26,049	2,303,253
Target Corp.	11,152	1,192,260
Tiffany & Co.	2,375	219,996
The TJX Cos., Inc.	26,396	1,471,313
Tractor Supply Co.	2,602	235,325
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,280	320,832
Walgreens Boots Alliance, Inc.	16,507	913,002
Walmart, Inc.	30,953	3,673,502
Yum! Brands, Inc.	6,665	756,011
		30,913,915
Textiles — 0.0%
Mohawk Industries, Inc. (b)	1,257	155,956
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,535	300,879
		46,463,569
Consumer, Non-cyclical — 21.6%
Agriculture — 0.9%
Altria Group, Inc.	40,737	1,666,143
Archer-Daniels-Midland Co.	12,182	500,315
Philip Morris International, Inc.	33,880	2,572,509
		4,738,967
Beverages — 1.9%
Brown-Forman Corp. Class B	3,967	249,048
The Coca-Cola Co.	83,802	4,562,181
Constellation Brands, Inc. Class A	3,640	754,499
Molson Coors Brewing Co. Class B	4,101	235,808
Monster Beverage Corp. (b)	8,347	484,627
PepsiCo, Inc.	30,434	4,172,501
		10,458,664
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (b)	4,881	478,045
Amgen, Inc.	13,054	2,526,080
Biogen, Inc. (b)	4,015	934,772
Celgene Corp. (b)	15,459	1,535,079
Corteva, Inc. (b)	16,293	456,204
Gilead Sciences, Inc.	27,537	1,745,295
Illumina, Inc. (b)	3,201	973,808
Incyte Corp. (b)	3,893	288,977

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nektar Therapeutics (b)	3,793	$69,090
Regeneron Pharmaceuticals, Inc. (b)	1,743	483,508
Vertex Pharmaceuticals, Inc. (b)	5,576	944,686
		10,435,544
Commercial Services — 2.1%
Automatic Data Processing, Inc.	9,481	1,530,423
Cintas Corp.	1,804	483,652
Equifax, Inc.	2,613	367,571
FleetCor Technologies, Inc. (b)	1,877	538,286
Gartner, Inc. (b)	1,952	279,117
Global Payments, Inc.	6,536	1,039,224
H&R Block, Inc.	4,481	105,841
IHS Markit Ltd. (b)	8,730	583,862
MarketAxess Holdings, Inc.	815	266,913
Moody’s Corp.	3,541	725,303
Nielsen Holdings PLC	7,777	165,261
PayPal Holdings, Inc. (b)	25,587	2,650,557
Quanta Services, Inc.	3,083	116,537
Robert Half International, Inc.	2,599	144,660
Rollins, Inc.	2,936	100,030
S&P Global, Inc.	5,359	1,312,848
United Rentals, Inc. (b)	1,691	210,766
Verisk Analytics, Inc.	3,569	564,402
		11,185,253
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	18,695	1,374,269
Coty, Inc. Class A	6,554	68,882
The Estee Lauder Cos., Inc. Class A	4,827	960,332
The Procter & Gamble Co.	54,491	6,777,591
		9,181,074
Foods — 1.3%
Campbell Soup Co.	3,670	172,196
Conagra Brands, Inc.	10,626	326,006
General Mills, Inc.	13,217	728,521
The Hershey Co.	3,242	502,478
Hormel Foods Corp.	5,975	261,287
The J.M. Smucker Co.	2,485	273,400
Kellogg Co.	5,390	346,846
The Kraft Heinz Co.	13,453	375,809
The Kroger Co.	17,277	445,401
Lamb Weston Holdings, Inc.	3,204	232,995
McCormick & Co., Inc.	2,661	415,914
Mondelez International, Inc. Class A	31,372	1,735,499
Sysco Corp.	11,168	886,739
Tyson Foods, Inc. Class A	6,419	552,933
		7,256,024
Health Care – Products — 4.1%
Abbott Laboratories	38,421	3,214,685
ABIOMED, Inc. (b)	983	174,866
Align Technology, Inc. (b)	1,594	288,386
Baxter International, Inc.	11,115	972,229
Becton Dickinson and Co.	5,873	1,485,634
Boston Scientific Corp. (b)	30,280	1,232,093
The Cooper Cos., Inc.	1,078	320,166
Danaher Corp.	13,900	2,007,577
DENTSPLY SIRONA, Inc.	4,888	260,579
Edwards Lifesciences Corp. (b)	4,540	998,391
Henry Schein, Inc. (b)	3,214	204,089
Hologic, Inc. (b)	5,861	295,922
IDEXX Laboratories, Inc. (b)	1,872	509,053
Intuitive Surgical, Inc. (b)	2,513	1,356,844
Medtronic PLC	29,198	3,171,487
ResMed, Inc.	3,111	420,327
Stryker Corp.	6,985	1,510,856
Teleflex, Inc.	1,010	343,148
Thermo Fisher Scientific, Inc.	8,713	2,537,836
Varian Medical Systems, Inc. (b)	1,985	236,394
Zimmer Biomet Holdings, Inc.	4,459	612,087
		22,152,649
Health Care – Services — 1.8%
Anthem, Inc.	5,565	1,336,156
Centene Corp. (b)	8,976	388,302
DaVita, Inc. (b)	2,102	119,961
HCA Healthcare, Inc.	5,820	700,844
Humana, Inc.	2,942	752,181
IQVIA Holdings, Inc. (b)	3,968	592,740
Laboratory Corp. of America Holdings (b)	2,133	358,344
Quest Diagnostics, Inc.	2,938	314,454
UnitedHealth Group, Inc.	20,624	4,482,008
Universal Health Services, Inc. Class B	1,790	266,263
WellCare Health Plans, Inc. (b)	1,090	282,495
		9,593,748
Household Products & Wares — 0.4%
Avery Dennison Corp.	1,831	207,947
Church & Dwight Co., Inc.	5,337	401,556
The Clorox Co.	2,709	411,416
Kimberly-Clark Corp.	7,487	1,063,528
		2,084,447
Pharmaceuticals — 5.5%
AbbVie, Inc.	32,190	2,437,427
Allergan PLC	7,142	1,201,927
AmerisourceBergen Corp.	3,358	276,464
Bristol-Myers Squibb Co.	35,616	1,806,087
Cardinal Health, Inc.	6,525	307,915
Cigna Corp. (b)	8,206	1,245,589
CVS Health Corp.	28,299	1,784,818
Eli Lilly & Co.	18,491	2,067,849
Johnson & Johnson	57,446	7,432,363
McKesson Corp.	4,018	549,100
Merck & Co., Inc.	55,728	4,691,183

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mylan NV (b)	11,326	$224,028
Perrigo Co. PLC	2,961	165,490
Pfizer, Inc.	120,388	4,325,541
Zoetis, Inc.	10,425	1,298,851
		29,814,632
		116,901,002
Energy — 4.5%
Oil & Gas — 3.7%
Apache Corp.	8,119	207,846
Cabot Oil & Gas Corp.	9,226	162,101
Chevron Corp.	41,322	4,900,789
Cimarex Energy Co.	2,211	105,995
Concho Resources, Inc.	4,394	298,353
ConocoPhillips	24,159	1,376,580
Devon Energy Corp.	8,710	209,563
Diamondback Energy, Inc.	3,553	319,450
EOG Resources, Inc.	12,631	937,473
Exxon Mobil Corp.	92,145	6,506,358
Helmerich & Payne, Inc.	2,383	95,487
Hess Corp.	5,580	337,478
HollyFrontier Corp.	3,236	173,579
Marathon Oil Corp.	17,155	210,492
Marathon Petroleum Corp.	14,423	876,197
Noble Energy, Inc.	10,311	231,585
Occidental Petroleum Corp.	19,490	866,720
Phillips 66	9,759	999,322
Pioneer Natural Resources Co.	3,662	460,570
Valero Energy Corp.	9,083	774,235
		20,050,173
Oil & Gas Services — 0.4%
Baker Hughes a GE Co.	14,131	327,839
Halliburton Co.	19,039	358,885
National Oilwell Varco, Inc.	8,421	178,525
Schlumberger Ltd.	30,181	1,031,285
TechnipFMC PLC	9,078	219,143
		2,115,677
Pipelines — 0.4%
Kinder Morgan, Inc.	42,410	874,070
ONEOK, Inc.	8,988	662,326
The Williams Cos., Inc.	26,382	634,751
		2,171,147
		24,336,997
Financial — 17.8%
Banks — 6.2%
Bank of America Corp.	182,393	5,320,404
The Bank of New York Mellon Corp.	18,681	844,568
BB&T Corp.	16,680	890,212
Citigroup, Inc.	49,182	3,397,493
Citizens Financial Group, Inc.	9,654	341,462
Comerica, Inc.	3,311	218,493
Fifth Third Bancorp	15,822	433,206
First Republic Bank	3,612	349,280
The Goldman Sachs Group, Inc.	7,045	1,459,935
Huntington Bancshares, Inc.	22,896	326,726
JP Morgan Chase & Co.	69,613	8,192,754
KeyCorp	21,805	389,001
M&T Bank Corp.	2,911	459,851
Morgan Stanley	27,347	1,166,896
Northern Trust Corp.	4,729	441,310
The PNC Financial Services Group, Inc.	9,704	1,360,113
Regions Financial Corp.	21,922	346,806
State Street Corp.	8,082	478,374
SunTrust Banks, Inc.	9,664	664,883
SVB Financial Group (b)	1,104	230,681
US Bancorp	31,241	1,728,877
Wells Fargo & Co.	87,295	4,403,160
Zions Bancorp NA	3,793	168,864
		33,613,349
Diversified Financial Services — 4.3%
Affiliated Managers Group, Inc.	1,133	94,436
Alliance Data Systems Corp.	870	111,473
American Express Co.	14,820	1,752,910
Ameriprise Financial, Inc.	2,849	419,088
BlackRock, Inc.	2,558	1,139,947
Capital One Financial Corp.	10,229	930,634
Cboe Global Markets, Inc.	2,414	277,393
The Charles Schwab Corp.	25,334	1,059,721
CME Group, Inc.	7,797	1,647,818
Discover Financial Services	6,926	561,629
E*TRADE Financial Corp.	5,142	224,654
Franklin Resources, Inc.	6,118	176,565
Intercontinental Exchange, Inc.	12,177	1,123,572
Invesco Ltd.	8,562	145,040
Mastercard, Inc. Class A	19,432	5,277,148
Nasdaq, Inc.	2,539	252,250
Raymond James Financial, Inc.	2,661	219,426
Synchrony Financial	13,306	453,602
T. Rowe Price Group, Inc.	5,147	588,045
Visa, Inc. Class A	37,593	6,466,372
The Western Union Co.	9,284	215,110
		23,136,833
Insurance — 4.1%
Aflac, Inc.	16,044	839,422
The Allstate Corp.	7,160	778,149
American International Group, Inc.	18,940	1,054,958
Aon PLC	5,137	994,369
Arthur J Gallagher & Co.	4,023	360,340
Assurant, Inc.	1,344	169,102
Berkshire Hathaway, Inc. Class B (b)	42,686	8,879,542
Chubb Ltd.	9,909	1,599,709

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cincinnati Financial Corp.	3,323	$387,694
Everest Re Group Ltd.	890	236,820
Globe Life, Inc. (b)	2,226	213,162
The Hartford Financial Services Group, Inc.	7,873	477,183
Lincoln National Corp.	4,359	262,935
Loews Corp.	5,632	289,935
Marsh & McLennan Cos., Inc.	11,026	1,103,151
MetLife, Inc.	17,328	817,188
Principal Financial Group, Inc.	5,668	323,870
The Progressive Corp.	12,714	982,157
Prudential Financial, Inc.	8,723	784,634
The Travelers Cos., Inc.	5,635	837,868
Unum Group	4,674	138,911
Willis Towers Watson PLC	2,814	543,018
		22,074,117
Real Estate — 0.1%
CBRE Group, Inc. Class A (b)	7,325	388,298
Real Estate Investment Trusts (REITS) — 3.1%
Alexandria Real Estate Equities, Inc.	2,457	378,476
American Tower Corp.	9,628	2,129,040
Apartment Investment & Management Co. Class A	3,271	170,550
AvalonBay Communities, Inc.	3,032	652,881
Boston Properties, Inc.	3,123	404,928
Crown Castle International Corp.	9,053	1,258,457
Digital Realty Trust, Inc.	4,534	588,559
Duke Realty Corp.	7,867	267,242
Equinix, Inc.	1,849	1,066,503
Equity Residential	7,579	653,765
Essex Property Trust, Inc.	1,428	466,456
Extra Space Storage, Inc.	2,787	325,577
Federal Realty Investment Trust	1,516	206,388
HCP, Inc.	10,757	383,272
Host Hotels & Resorts, Inc.	16,093	278,248
Iron Mountain, Inc.	6,261	202,794
Kimco Realty Corp.	9,225	192,618
The Macerich Co.	2,294	72,467
Mid-America Apartment Communities, Inc.	2,493	324,115
Prologis, Inc.	13,737	1,170,667
Public Storage	3,269	801,788
Realty Income Corp.	6,986	535,686
Regency Centers Corp.	3,661	254,403
SBA Communications Corp.	2,467	594,917
Simon Property Group, Inc.	6,724	1,046,591
SL Green Realty Corp.	1,808	147,804
UDR, Inc.	6,379	309,254
Ventas, Inc.	8,041	587,234
Vornado Realty Trust	3,415	217,433
Welltower, Inc.	8,820	799,533
Weyerhaeuser Co.	16,190	448,463
		16,936,109
Savings & Loans — 0.0%
People’s United Financial, Inc.	8,591	134,320
		96,283,026
Industrial — 9.1%
Aerospace & Defense — 2.6%
Arconic, Inc.	8,247	214,422
The Boeing Co.	11,637	4,427,529
General Dynamics Corp.	5,092	930,461
L3 Harris Technologies, Inc.	4,870	1,016,077
Lockheed Martin Corp.	5,406	2,108,664
Northrop Grumman Corp.	3,426	1,284,030
Raytheon Co.	6,067	1,190,285
TransDigm Group, Inc.	1,083	563,886
United Technologies Corp.	17,671	2,412,445
		14,147,799
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	3,074	168,148
Johnson Controls International PLC	17,314	759,911
Martin Marietta Materials, Inc.	1,367	374,695
Masco Corp.	6,366	265,335
Vulcan Materials Co.	2,893	437,537
		2,005,626
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,993	458,457
Emerson Electric Co.	13,386	894,988
		1,353,445
Electronics — 1.3%
Agilent Technologies, Inc.	6,735	516,103
Allegion PLC	2,063	213,830
Amphenol Corp. Class A	6,503	627,540
FLIR Systems, Inc.	2,955	155,404
Fortive Corp.	6,406	439,195
Garmin Ltd.	3,139	265,842
Honeywell International, Inc.	15,667	2,650,856
Keysight Technologies, Inc. (b)	4,121	400,767
Mettler-Toledo International, Inc. (b)	536	377,558
PerkinElmer, Inc.	2,422	206,282
TE Connectivity Ltd.	7,335	683,475
Waters Corp. (b)	1,453	324,353
		6,861,205
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,950	269,925
Environmental Controls — 0.3%
Pentair PLC	3,701	139,898
Republic Services, Inc.	4,562	394,841
Waste Management, Inc.	8,515	979,225
		1,513,964

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,213	$189,883
Stanley Black & Decker, Inc.	3,289	474,964
		664,847
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	12,244	1,546,540
Machinery – Diversified — 0.8%
Cummins, Inc.	3,435	558,771
Deere & Co.	6,843	1,154,277
Dover Corp.	3,158	314,411
Flowserve Corp.	2,866	133,871
IDEX Corp.	1,662	272,369
Rockwell Automation, Inc.	2,560	421,888
Roper Technologies, Inc.	2,264	807,342
Wabtec Corp.	3,964	284,853
Xylem, Inc.	3,914	311,633
		4,259,415
Miscellaneous – Manufacturing — 1.3%
3M Co.	12,492	2,053,685
A.O. Smith Corp.	3,086	147,233
Eaton Corp. PLC	9,102	756,831
General Electric Co.	189,910	1,697,795
Illinois Tool Works, Inc.	6,406	1,002,475
Ingersoll-Rand PLC	5,256	647,592
Parker-Hannifin Corp.	2,783	502,638
Textron, Inc.	5,009	245,241
		7,053,490
Packaging & Containers — 0.3%
Amcor PLC (b)	35,111	342,332
Ball Corp.	7,159	521,247
Packaging Corp. of America	2,072	219,839
Sealed Air Corp.	3,393	140,844
WestRock Co.	5,542	202,006
		1,426,268
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	910	192,729
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,981	252,729
CSX Corp.	17,377	1,203,705
Expeditors International of Washington, Inc.	3,733	277,325
FedEx Corp.	5,217	759,439
J.B. Hunt Transport Services, Inc.	1,827	202,157
Kansas City Southern	2,201	292,755
Norfolk Southern Corp.	5,734	1,030,170
Union Pacific Corp.	15,336	2,484,125
United Parcel Service, Inc. Class B	15,191	1,820,186
		8,322,591
		49,617,844
Technology — 17.2%
Computers — 5.5%
Accenture PLC Class A	13,894	2,672,511
Apple, Inc.	92,479	20,712,522
Cognizant Technology Solutions Corp. Class A	12,026	724,747
DXC Technology Co.	5,564	164,138
Fortinet, Inc. (b)	3,057	234,655
Hewlett Packard Enterprise Co.	28,326	429,705
HP, Inc.	32,237	609,924
International Business Machines Corp.	19,309	2,807,915
Leidos Holdings, Inc.	2,949	253,260
NetApp, Inc.	5,186	272,317
Seagate Technology PLC	5,157	277,395
Western Digital Corp.	6,379	380,443
		29,539,532
Office & Business Equipment — 0.0%
Xerox Holdings Corp. (b)	4,005	119,790
Semiconductors — 3.9%
Advanced Micro Devices, Inc. (b)	23,626	684,918
Analog Devices, Inc.	8,062	900,767
Applied Materials, Inc.	20,088	1,002,391
Broadcom, Inc.	8,663	2,391,594
Intel Corp.	96,416	4,968,316
IPG Photonics Corp. (b)	773	104,819
KLA Corp.	3,442	548,827
Lam Research Corp.	3,142	726,148
Maxim Integrated Products, Inc.	5,894	341,322
Microchip Technology, Inc.	5,167	480,066
Micron Technology, Inc. (b)	24,102	1,032,771
NVIDIA Corp.	13,262	2,308,516
Qorvo, Inc. (b)	2,602	192,912
QUALCOMM, Inc.	26,477	2,019,666
Skyworks Solutions, Inc.	3,735	295,999
Texas Instruments, Inc.	20,301	2,623,701
Xilinx, Inc.	5,532	530,519
		21,153,252
Software — 7.8%
Activision Blizzard, Inc.	16,680	882,706
Adobe, Inc. (b)	10,571	2,920,239
Akamai Technologies, Inc. (b)	3,565	325,770
ANSYS, Inc. (b)	1,838	406,860
Autodesk, Inc. (b)	4,781	706,154
Broadridge Financial Solutions, Inc.	2,526	314,310
Cadence Design Systems, Inc. (b)	6,088	402,295
Cerner Corp.	6,924	472,009
Citrix Systems, Inc.	2,628	253,654
Electronic Arts, Inc. (b)	6,459	631,819
Fidelity National Information Services, Inc.	13,348	1,772,080
Fiserv, Inc. (b)	12,411	1,285,655
Intuit, Inc.	5,683	1,511,337

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jack Henry & Associates, Inc.	1,674	$244,354
Microsoft Corp.	166,218	23,109,288
MSCI, Inc.	1,843	401,313
Oracle Corp.	47,931	2,637,643
Paychex, Inc.	6,966	576,576
salesforce.com, Inc. (b)	19,095	2,834,462
Synopsys, Inc. (b)	3,251	446,200
Take-Two Interactive Software, Inc. (b)	2,438	305,579
		42,440,303
		93,252,877
Utilities — 3.6%
Electric — 3.4%
AES Corp.	14,500	236,930
Alliant Energy Corp.	5,121	276,176
Ameren Corp.	5,375	430,269
American Electric Power Co., Inc.	10,750	1,007,168
CenterPoint Energy, Inc.	10,912	329,324
CMS Energy Corp.	6,213	397,321
Consolidated Edison, Inc.	7,235	683,490
Dominion Energy, Inc.	17,898	1,450,454
DTE Energy Co.	3,975	528,516
Duke Energy Corp.	15,859	1,520,244
Edison International	7,841	591,368
Entergy Corp.	4,325	507,582
Evergy, Inc.	5,137	341,919
Eversource Energy	7,107	607,435
Exelon Corp.	21,136	1,021,080
FirstEnergy Corp.	11,737	566,076
NextEra Energy, Inc.	10,635	2,477,849
NRG Energy, Inc.	5,560	220,176
Pinnacle West Capital Corp.	2,453	238,113
PPL Corp.	15,682	493,826
Public Service Enterprise Group, Inc.	11,002	683,004
Sempra Energy	5,974	881,822
The Southern Co.	22,672	1,400,449
WEC Energy Group, Inc.	6,872	653,527
Xcel Energy, Inc.	11,408	740,265
		18,284,383
Gas — 0.1%
Atmos Energy Corp.	2,556	291,103
NiSource, Inc.	8,152	243,908
		535,011
Water — 0.1%
American Water Works Co., Inc.	3,930	488,224
		19,307,618

TOTAL COMMON STOCK (Cost $349,627,880)		537,847,195

TOTAL EQUITIES (Cost $349,627,880)		537,847,195

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	544,018	544,018

TOTAL MUTUAL FUNDS (Cost $544,018)		544,018

TOTAL LONG-TERM INVESTMENTS (Cost $350,171,898)		538,391,213

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (d)	$2,729,714	2,729,714
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill 0.000% 1/09/20 (e)	1,085,000	1,079,571

TOTAL SHORT-TERM INVESTMENTS (Cost $3,808,777)		3,809,285

TOTAL INVESTMENTS — 100.1% (Cost $353,980,675) (f)		542,200,498

Other Assets/(Liabilities) — (0.1)%		(705,813)

NET ASSETS — 100.0%		$541,494,685

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $532,619 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,729,786. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $2,784,311.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Index Fund – Portfolio of Investments (Continued)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	12/20/19	28	$4,200,445	$(30,545)

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 3.5%
Chemicals — 3.5%
Linde PLC	53,711	$10,404,895
Consumer, Cyclical — 15.0%
Apparel — 4.6%
NIKE, Inc. Class B	144,322	13,554,722
Retail — 10.4%
Costco Wholesale Corp.	20,504	5,907,407
McDonald’s Corp.	65,631	14,091,632
The TJX Cos., Inc.	192,098	10,707,543
		30,706,582
		44,261,304
Consumer, Non-cyclical — 37.1%
Beverages — 13.0%
The Coca-Cola Co.	270,741	14,739,140
Diageo PLC	290,815	11,900,194
PepsiCo, Inc.	86,793	11,899,320
		38,538,654
Cosmetics & Personal Care — 4.0%
Colgate-Palmolive Co.	161,729	11,888,699
Health Care – Products — 11.1%
Baxter International, Inc.	101,228	8,854,413
Danaher Corp.	62,077	8,965,781
Medtronic PLC	137,729	14,960,124
		32,780,318
Health Care – Services — 5.0%
UnitedHealth Group, Inc.	68,069	14,792,755
Pharmaceuticals — 4.0%
Johnson & Johnson	91,715	11,866,087
		109,866,513
Financial — 23.8%
Banks — 3.5%
The PNC Financial Services Group, Inc.	73,628	10,319,701
Diversified Financial Services — 5.4%
American Express Co.	74,177	8,773,656
Visa, Inc. Class A	42,092	7,240,245
		16,013,901
Insurance — 7.7%
Chubb Ltd.	87,425	14,113,892
Marsh & McLennan Cos., Inc.	88,247	8,829,112
		22,943,004
Real Estate Investment Trusts (REITS) — 7.2%
American Tower Corp.	42,962	9,500,187
Public Storage	47,730	11,706,737
		21,206,924
		70,483,530
Industrial — 11.9%
Aerospace & Defense — 5.7%
General Dynamics Corp.	55,563	10,153,027
Lockheed Martin Corp.	16,922	6,600,595
		16,753,622
Transportation — 6.2%
Canadian National Railway Co.	99,152	8,902,987
Union Pacific Corp.	58,247	9,434,849
		18,337,836
		35,091,458
Technology — 6.7%
Computers — 2.7%
Accenture PLC Class A	42,447	8,164,680
Software — 4.0%
Microsoft Corp.	84,861	11,798,225
		19,962,905

TOTAL COMMON STOCK (Cost $269,485,475)		290,070,605

TOTAL EQUITIES (Cost $269,485,475)		290,070,605

TOTAL LONG-TERM INVESTMENTS (Cost $269,485,475)		290,070,605

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (a)	$6,155,896	6,155,896

TOTAL SHORT-TERM INVESTMENTS (Cost $6,155,896)		6,155,896

TOTAL INVESTMENTS — 100.1% (Cost $275,641,371) (b)		296,226,501

Other Assets/(Liabilities) — (0.1)%		(345,445)

NET ASSETS — 100.0%		$295,881,056

The accompanying notes are an integral part of the portfolio of investments.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $6,156,059. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $6,279,943.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Canada — 4.9%
Barrick Gold Corp.	347,200	$6,016,976
Husky Energy, Inc.	207,400	1,459,009
Wheaton Precious Metals Corp.	284,900	7,470,601
		14,946,586
Cayman Islands — 4.1%
Baidu, Inc. Sponsored ADR (a)	28,170	2,894,749
CK Asset Holdings Ltd.	769,254	5,238,292
CK Hutchison Holdings Ltd.	487,254	4,283,637
		12,416,678
China — 2.2%
China Telecom Corp. Ltd. Class H	11,037,643	5,043,838
Sinopharm Group Co. Ltd. Class H	568,800	1,788,059
		6,831,897
Denmark — 1.0%
Vestas Wind Systems A/S	38,382	2,981,794
France — 14.6%
BNP Paribas SA	196,468	9,579,147
Cie de Saint-Gobain	103,887	4,080,787
Cie Generale des Etablissements Michelin SCA	50,101	5,598,786
Credit Agricole SA	205,675	2,500,954
Sanofi	82,015	7,605,129
Total SA	136,357	7,098,733
Veolia Environnement SA	314,906	7,988,723
		44,452,259
Germany — 13.4%
Bayer AG Registered	64,174	4,524,711
Deutsche Telekom AG Registered	611,688	10,268,725
E.ON SE	767,857	7,462,236
Fresenius Medical Care AG & Co. KGaA	76,677	5,153,285
Infineon Technologies AG	170,491	3,064,750
Merck KGaA	50,048	5,639,580
Siemens AG Registered	42,985	4,606,425
		40,719,712
Hong Kong — 2.6%
AIA Group Ltd.	326,400	3,062,663
China Mobile Ltd.	600,000	4,979,549
		8,042,212
Ireland — 0.8%
Bank of Ireland Group PLC	572,268	2,274,456
Israel — 0.4%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	158,868	1,093,012
Italy — 2.2%
Eni SpA	438,653	6,699,415
Japan — 15.9%
Astellas Pharma, Inc.	356,700	5,097,801
IHI Corp.	45,800	1,001,884
Kirin Holdings Co. Ltd.	280,100	5,946,225
Matsumotokiyoshi Holdings Co. Ltd.	73,700	2,710,992
Mitsui Fudosan Co. Ltd.	305,500	7,603,164
Ryohin Keikaku Co. Ltd.	74,000	1,388,689
Seven & i Holdings Co. Ltd.	157,900	6,059,382
Sumitomo Metal Mining Co. Ltd.	134,100	4,182,212
Sumitomo Mitsui Financial Group, Inc.	182,300	6,261,635
Suntory Beverage & Food Ltd.	74,100	3,169,234
Takeda Pharmaceutical Co. Ltd.	148,833	5,099,357
		48,520,575
Luxembourg — 1.7%
SES SA	246,017	4,486,779
Tenaris SA	76,971	816,630
		5,303,409
Netherlands — 4.1%
ING Groep NV	693,656	7,271,341
NXP Semiconductor NV	47,900	5,226,848
		12,498,189
Norway — 2.0%
Equinor ASA	78,954	1,497,657
Yara International ASA	106,292	4,585,635
		6,083,292
Republic of Korea — 5.0%
Hana Financial Group, Inc.	79,353	2,342,159
KB Financial Group, Inc. ADR (b)	107,416	3,836,900
Samsung Electronics Co. Ltd.	222,347	9,071,742
		15,250,801
Singapore — 1.5%
Singapore Telecommunications Ltd.	2,027,000	4,551,718
Switzerland — 2.7%
Novartis AG Registered	33,097	2,873,326
Roche Holding AG	18,169	5,298,537
		8,171,863
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (c)	563,275	4,962,135
United Kingdom — 14.8%
BAE Systems PLC	1,114,627	7,810,287
BP PLC	1,319,857	8,344,924
Johnson Matthey PLC	96,470	3,629,338
Royal Dutch Shell PLC Class A	2,397	70,063
Royal Dutch Shell PLC Class B	233,576	6,861,773

The accompanying notes are an integral part of the portfolio of investments.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standard Chartered PLC	1,019,428	$8,570,399
Vodafone Group PLC Sponsored ADR	488,083	9,717,733
		45,004,517

TOTAL COMMON STOCK (Cost $294,568,461)		290,804,520

TOTAL EQUITIES (Cost $294,568,461)		290,804,520

MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)	385,075	385,075

TOTAL MUTUAL FUNDS (Cost $385,075)		385,075

TOTAL LONG-TERM INVESTMENTS (Cost $294,953,536)		291,189,595

	Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (e)	$10,615,811	10,615,811

TOTAL SHORT-TERM INVESTMENTS (Cost $10,615,811)		10,615,811

TOTAL INVESTMENTS — 99.1% (Cost $305,569,347) (f)		301,805,406

Other Assets/(Liabilities) — 0.9%		2,629,171

NET ASSETS — 100.0%		$304,434,577

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $376,846 or 0.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $4,962,135 or 1.63% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $10,616,091. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $10,832,394.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 1.7%
Chemicals — 1.7%
The Sherwin-Williams Co.	3,389	$1,863,509
Communications — 19.0%
Internet — 16.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	5,381	899,865
Alphabet, Inc. Class C (a)	5,456	6,650,864
Amazon.com, Inc. (a)	2,125	3,688,809
Booking Holdings, Inc. (a)	1,295	2,541,580
Facebook, Inc. Class A (a)	23,493	4,183,633
VeriSign, Inc. (a)	3,169	597,768
		18,562,519
Media — 2.1%
Comcast Corp. Class A	50,994	2,298,810
		20,861,329
Consumer, Cyclical — 9.8%
Airlines — 1.3%
Southwest Airlines Co.	26,717	1,442,985
Apparel — 1.8%
NIKE, Inc. Class B	20,302	1,906,764
Retail — 6.7%
AutoZone, Inc. (a)	470	509,771
The Home Depot, Inc.	11,154	2,587,951
McDonald’s Corp.	5,961	1,279,886
O’Reilly Automotive, Inc. (a)	29	11,557
Ross Stores, Inc.	12,477	1,370,599
The TJX Cos., Inc.	28,969	1,614,732
		7,374,496
		10,724,245
Consumer, Non-cyclical — 16.3%
Beverages — 0.7%
Monster Beverage Corp. (a)	12,228	709,958
Commercial Services — 7.6%
Experian PLC	35,776	1,142,993
FleetCor Technologies, Inc. (a)	4,636	1,329,512
Global Payments, Inc.	7,391	1,175,169
IHS Markit Ltd. (a)	17,363	1,161,237
PayPal Holdings, Inc. (a)	17,550	1,818,005
S&P Global, Inc.	7,066	1,731,029
		8,357,945
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	10,022	1,246,536
Health Care – Products — 5.7%
Baxter International, Inc.	17,742	1,551,893
Danaher Corp.	8,808	1,272,139
Edwards Lifesciences Corp. (a)	4,437	975,741
Teleflex, Inc.	2,560	869,760
Thermo Fisher Scientific, Inc.	5,284	1,539,071
		6,208,604
Health Care – Services — 1.2%
ICON PLC (a)	8,669	1,277,290
		17,800,333
Financial — 12.3%
Diversified Financial Services — 8.3%
American Express Co.	13,080	1,547,102
Intercontinental Exchange, Inc.	14,509	1,338,746
Mastercard, Inc. Class A	10,665	2,896,294
Visa, Inc. Class A	19,472	3,349,379
		9,131,521
Insurance — 1.8%
Assurant, Inc.	10,250	1,289,655
Brown & Brown, Inc.	18,336	661,196
		1,950,851
Real Estate Investment Trusts (REITS) — 2.2%
American Tower Corp.	6,056	1,339,163
Public Storage	4,417	1,083,358
		2,422,521
		13,504,893
Industrial — 9.6%
Aerospace & Defense — 4.5%
Aerojet Rocketdyne Holdings, Inc. (a)	18,581	938,526
Lockheed Martin Corp.	5,962	2,325,538
Northrop Grumman Corp.	4,357	1,632,960
		4,897,024
Machinery – Diversified — 3.2%
Graco, Inc.	12,056	555,059
Rockwell Automation, Inc.	10,379	1,710,459
Roper Technologies, Inc.	3,612	1,288,039
		3,553,557
Miscellaneous – Manufacturing — 1.9%
Illinois Tool Works, Inc.	13,460	2,106,355
		10,556,936
Technology — 27.4%
Computers — 8.5%
Apple, Inc.	32,606	7,302,766
Check Point Software Technologies Ltd. (a)	4,952	542,244
Fortinet, Inc. (a)	19,555	1,501,042
		9,346,052
Semiconductors — 3.5%
Broadcom, Inc.	2,862	790,112

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	1,430	$330,487
QUALCOMM, Inc.	5,064	386,282
Texas Instruments, Inc.	17,869	2,309,390
		3,816,271
Software — 15.4%
Adobe, Inc. (a)	3,927	1,084,834
Fidelity National Information Services, Inc.	12,147	1,612,636
Guidewire Software, Inc. (a)	4,161	438,486
Intuit, Inc.	4,125	1,097,003
Microsoft Corp.	66,075	9,186,407
Oracle Corp.	23,613	1,299,423
salesforce.com, Inc. (a)	6,185	918,101
ServiceNow, Inc. (a)	1,973	500,846
SS&C Technologies Holdings, Inc	13,680	705,478
		16,843,214
		30,005,537

TOTAL COMMON STOCK (Cost $90,467,711)		105,316,782

TOTAL EQUITIES (Cost $90,467,711)		105,316,782

TOTAL LONG-TERM INVESTMENTS (Cost $90,467,711)		105,316,782

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$2,994,109	2,994,109

TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,109)		2,994,109

TOTAL INVESTMENTS — 98.8% (Cost $93,461,820) (c)		108,310,891

Other Assets/(Liabilities) — 1.2%		1,314,321

NET ASSETS — 100.0%		$109,625,212

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,994,188. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $3,058,678.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 4.1%
Chemicals — 2.6%
DuPont de Nemours, Inc.	31,131	$2,219,952
FMC Corp.	17,602	1,543,343
The Mosaic Co.	62,445	1,280,123
		5,043,418
Mining — 1.5%
Barrick Gold Corp.	168,828	2,925,789
		7,969,207
Communications — 12.8%
Internet — 3.7%
Alphabet, Inc. Class A (a)	3,370	4,115,242
Booking Holdings, Inc. (a)	822	1,613,265
Symantec Corp.	58,698	1,387,034
		7,115,541
Media — 5.1%
Altice USA, Inc. Class A (a)	31,404	900,667
Comcast Corp. Class A	128,531	5,794,177
Fox Corp. Class A	61,532	1,940,412
Liberty Global PLC Series C (a)	51,593	1,227,397
		9,862,653
Telecommunications — 4.0%
Cisco Systems, Inc.	62,022	3,064,507
Verizon Communications, Inc.	77,047	4,650,557
		7,715,064
		24,693,258
Consumer, Cyclical — 6.0%
Airlines — 1.6%
Delta Air Lines, Inc.	27,209	1,567,238
Southwest Airlines Co.	28,145	1,520,112
		3,087,350
Home Builders — 1.1%
Lennar Corp. Class A	20,171	1,126,550
Toll Brothers, Inc.	23,292	956,137
		2,082,687
Lodging — 1.7%
Las Vegas Sands Corp.	36,278	2,095,417
Wyndham Destinations, Inc.	16,180	744,604
Wyndham Hotels & Resorts, Inc.	8,914	461,210
		3,301,231
Retail — 1.6%
AutoZone, Inc. (a)	2,111	2,289,633
Best Buy Co., Inc.	10,929	753,992
		3,043,625
		11,514,893
Consumer, Non-cyclical — 19.8%
Biotechnology — 0.7%
Biogen, Inc. (a)	6,036	1,405,301
Cosmetics & Personal Care — 2.7%
The Procter & Gamble Co.	41,050	5,105,799
Foods — 2.2%
Mondelez International, Inc. Class A	49,165	2,719,808
Tyson Foods, Inc. Class A	17,345	1,494,098
		4,213,906
Health Care – Products — 2.8%
Medtronic PLC	36,446	3,958,765
Zimmer Biomet Holdings, Inc.	10,952	1,503,381
		5,462,146
Health Care – Services — 5.2%
Anthem, Inc.	10,235	2,457,423
Humana, Inc.	3,468	886,664
Quest Diagnostics, Inc.	22,359	2,393,084
UnitedHealth Group, Inc.	11,332	2,462,670
Universal Health Services, Inc. Class B	11,528	1,714,790
		9,914,631
Pharmaceuticals — 6.2%
Cigna Corp. (a)	24,748	3,756,499
CVS Health Corp.	35,909	2,264,781
McKesson Corp.	12,851	1,756,218
Novo Nordisk A/S Sponsored ADR	13,808	713,873
Pfizer, Inc.	96,614	3,471,341
		11,962,712
		38,064,495
Energy — 9.5%
Oil & Gas — 9.5%
Chevron Corp.	13,851	1,642,729
Cimarex Energy Co.	32,423	1,554,359
ConocoPhillips	47,758	2,721,251
Marathon Petroleum Corp.	48,019	2,917,154
Noble Energy, Inc.	90,849	2,040,468
Pioneer Natural Resources Co.	7,788	979,497
Royal Dutch Shell PLC Class A Sponsored ADR	36,036	2,120,719
Total SA Sponsored ADR	34,784	1,808,768
Valero Energy Corp.	29,297	2,497,276
		18,282,221
Oil & Gas Services — 0.0%
Apergy Corp. (a)	2,822	76,335
		18,358,556
Financial — 28.2%
Banks — 12.8%
Bank of America Corp.	246,396	7,187,371

The accompanying notes are an integral part of the portfolio of investments.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BB&T Corp.	24,250	$1,294,223
Citigroup, Inc.	60,502	4,179,478
JP Morgan Chase & Co.	48,800	5,743,272
SunTrust Banks, Inc.	19,004	1,307,475
Wells Fargo & Co.	98,479	4,967,281
		24,679,100
Diversified Financial Services — 0.9%
The Charles Schwab Corp.	14,322	599,089
Discover Financial Services	14,148	1,147,262
		1,746,351
Insurance — 13.2%
The Allstate Corp.	27,630	3,002,828
American International Group, Inc.	74,989	4,176,887
Aon PLC	7,337	1,420,223
Berkshire Hathaway, Inc. Class B (a)	40,431	8,410,457
Chubb Ltd.	25,924	4,185,171
Everest Re Group Ltd.	7,615	2,026,275
The Travelers Cos., Inc.	14,255	2,119,576
		25,341,417
Real Estate Investment Trusts (REITS) — 1.3%
Equity Residential	15,935	1,374,553
Essex Property Trust, Inc.	3,592	1,173,327
		2,547,880
		54,314,748
Industrial — 10.7%
Aerospace & Defense — 2.1%
United Technologies Corp.	30,078	4,106,248
Building Materials — 1.7%
CRH PLC Sponsored ADR	50,626	1,739,509
Owens Corning	23,840	1,506,688
		3,246,197
Machinery – Diversified — 1.0%
Dover Corp.	19,439	1,935,347
Miscellaneous – Manufacturing — 1.3%
Eaton Corp. PLC	29,784	2,476,540
Transportation — 4.6%
C.H. Robinson Worldwide, Inc.	11,534	977,853
Kansas City Southern	17,237	2,292,693
Union Pacific Corp.	13,249	2,146,073
United Parcel Service, Inc. Class B	29,234	3,502,818
		8,919,437
		20,683,769
Technology — 4.6%
Semiconductors — 2.6%
KLA Corp.	10,375	1,654,293
Lam Research Corp.	5,225	1,207,550
NXP Semiconductor NV	20,552	2,242,634
		5,104,477
Software — 2.0%
Microsoft Corp.	7,930	1,102,508
Oracle Corp.	49,297	2,712,814
		3,815,322
		8,919,799
Utilities — 1.2%
Electric — 1.2%
Edison International	30,244	2,281,002

TOTAL COMMON STOCK (Cost $172,583,410)		186,799,727

TOTAL EQUITIES (Cost $172,583,410)		186,799,727

TOTAL LONG-TERM INVESTMENTS (Cost $172,583,410)		186,799,727

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$5,999,110	5,999,110

TOTAL SHORT-TERM INVESTMENTS (Cost $5,999,110)		5,999,110

TOTAL INVESTMENTS — 100.0% (Cost $178,582,520) (c)		192,798,837

Other Assets/(Liabilities) — (0.0)%		(47,076)

NET ASSETS — 100.0%		$192,751,761

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $5,999,268. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $6,122,436.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Austria — 0.3%
Erste Group Bank AG	37,941	$1,256,067
Brazil — 0.3%
Ambev SA	294,131	1,362,717
Canada — 1.8%
Canadian National Railway Co.	84,127	7,559,652
Cayman Islands — 0.2%
Sands China Ltd.	153,200	699,484
Denmark — 0.6%
Carlsberg A/S Class B	18,249	2,700,079
France — 10.8%
Air Liquide SA	30,293	4,316,238
Danone SA	84,729	7,462,588
EssilorLuxottica SA	12,150	1,752,725
Hermes International	1,390	961,419
Legrand SA	59,532	4,252,195
LVMH Moet Hennessy Louis Vuitton SE	25,909	10,313,586
Pernod Ricard SA	39,401	7,014,168
Schneider Electric SE	105,273	9,232,491
		45,305,410
Germany — 4.4%
Bayer AG Registered	102,414	7,220,895
Brenntag AG	43,649	2,112,360
Deutsche Boerse AG	12,242	1,913,680
Merck KGaA	33,718	3,799,460
MTU Aero Engines AG	12,233	3,250,394
		18,296,789
Ireland — 7.8%
Accenture PLC Class A	56,988	10,961,642
Linde PLC (a)	34,534	6,697,201
Linde PLC	10,118	1,960,059
Medtronic PLC	120,888	13,130,854
		32,749,756
Israel — 1.2%
Check Point Software Technologies Ltd. (a)	44,617	4,885,562
Japan — 3.0%
Hoya Corp.	35,400	2,889,941
Kubota Corp.	351,300	5,343,327
Olympus Corp.	311,600	4,217,461
		12,450,729
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	195,589	1,054,163
Netherlands — 2.5%
Akzo Nobel NV	58,576	5,225,652
Heineken NV	35,934	3,885,713
Schlumberger Ltd.	41,394	1,414,433
		10,525,798
Republic of Korea — 0.8%
Samsung Electronics Co. Ltd.	80,031	3,265,259
Spain — 1.2%
Aena SME SA (b)	26,680	4,889,684
Sweden — 2.0%
Essity AB Class B	294,108	8,581,352
Switzerland — 7.5%
Adecco Group AG Registered	35,021	1,937,115
Cie Financiere Richemont SA Registered	50,485	3,710,219
Julius Baer Group Ltd.	37,232	1,651,607
Nestle SA Registered	111,256	12,068,393
Roche Holding AG	26,583	7,752,271
Sonova Holding AG Registered	4,201	976,940
UBS Group AG Registered	293,180	3,332,919
		31,429,464
Thailand — 0.2%
Kasikornbank PCL	134,700	691,751
United Kingdom — 8.8%
Aon PLC	26,045	5,041,530
Aptiv PLC	24,090	2,105,948
Burberry Group PLC	85,208	2,279,077
Compass Group PLC	161,006	4,142,637
Diageo PLC	214,205	8,765,301
Reckitt Benckiser Group PLC	104,364	8,139,233
Whitbread PLC	40,320	2,128,484
WPP PLC	346,651	4,339,465
		36,941,675
United States — 45.3%
3M Co.	34,948	5,745,451
Abbott Laboratories	75,506	6,317,587
American Express Co.	44,524	5,266,299
Amphenol Corp. Class A	23,186	2,237,449
The Bank of New York Mellon Corp.	119,143	5,386,455
Cisco Systems, Inc.	80,344	3,969,797
Cognizant Technology Solutions Corp. Class A	66,038	3,979,780
Colgate-Palmolive Co.	66,040	4,854,600
Comcast Corp. Class A	285,536	12,871,963
The Cooper Cos., Inc.	14,435	4,287,195
eBay, Inc.	91,832	3,579,611
Equifax, Inc.	28,207	3,967,879
The Goldman Sachs Group, Inc.	21,061	4,364,471
Harley-Davidson, Inc.	32,599	1,172,586
Honeywell International, Inc.	59,846	10,125,943

The accompanying notes are an integral part of the portfolio of investments.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	11,349	$1,468,334
Kansas City Southern	65,188	8,670,656
Kellogg Co.	55,467	3,569,301
Marriott International, Inc. Class A	20,887	2,597,716
Microchip Technology, Inc.	18,951	1,760,737
National Oilwell Varco, Inc.	28,420	602,504
NOW, Inc. (a)	16,611	190,528
Omnicom Group, Inc.	24,878	1,947,947
Oracle Corp.	112,775	6,206,008
PayPal Holdings, Inc. (a)	27,119	2,809,257
PPG Industries, Inc.	42,858	5,079,102
Resideo Technologies, Inc. (a)	10,191	146,241
Sally Beauty Holdings, Inc. (a)	28,419	423,159
State Street Corp.	84,823	5,020,673
Stryker Corp.	38,096	8,240,165
TD Ameritrade Holding Corp.	78,534	3,667,538
Thermo Fisher Scientific, Inc.	45,207	13,167,443
Union Pacific Corp.	11,474	1,858,559
United Parcel Service, Inc. Class B	44,761	5,363,263
United Technologies Corp.	31,713	4,329,459
Visa, Inc. Class A	74,055	12,738,201
The Walt Disney Co.	67,309	8,771,709
Waters Corp. (a)	21,729	4,850,565
Wynn Resorts Ltd.	6,075	660,474
Zimmer Biomet Holdings, Inc.	54,597	7,494,530
		189,761,135

TOTAL COMMON STOCK (Cost $363,329,404)		414,406,526

TOTAL EQUITIES (Cost $363,329,404)		414,406,526

TOTAL LONG-TERM INVESTMENTS (Cost $363,329,404)		414,406,526

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (c)	$3,712,111	3,712,111

TOTAL SHORT-TERM INVESTMENTS (Cost $3,712,111)		3,712,111

TOTAL INVESTMENTS — 99.9% (Cost $367,041,515) (d)		418,118,637

Other Assets/(Liabilities) — 0.1%		301,307

NET ASSETS — 100.0%		$418,419,944

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $4,889,684 or 1.17% of net assets.
(c)	Maturity value of $3,712,209. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $3,786,409.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 72.0%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	199,268	$15,477,179
Invesco Oppenheimer V.I. Global Fund/VA, Series I	764,643	28,758,226
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	3,581,648	7,807,993
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	943,131	25,709,747
MML Blue Chip Growth Fund, Initial Class (a)	4,466,990	67,451,545
MML Equity Income Fund, Initial Class (a)	7,317,215	76,538,065
MML Equity Index Fund, Class III (a)	165,257	4,908,145
MML Focused Equity Fund, Class II (a)	17,444,866	112,344,936
MML Foreign Fund, Initial Class (a)	6,811,762	63,689,977
MML Fundamental Growth Fund, Class II (a)	3,529,160	32,397,693
MML Fundamental Value Fund, Class II (a)	5,553,273	67,361,199
MML Global Fund, Class I (a)	12,338,337	147,813,282
MML Income & Growth Fund, Initial Class (a)	8,263,944	77,433,159
MML International Equity Fund, Class II (a)	7,333,448	66,661,038
MML Large Cap Growth Fund, Initial Class (a)	2,076,345	20,971,085
MML Mid Cap Growth Fund, Initial Class (a)	5,326,859	79,316,929
MML Mid Cap Value Fund, Initial Class (a)	7,143,562	70,864,136
MML Small Cap Growth Equity Fund, Initial Class (a)	1,092,554	14,038,787
MML Small Company Value Fund, Class II (a)	2,084,213	28,741,301
MML Small/Mid Cap Value Fund, Initial Class (a)	2,232,843	23,221,566
MML Strategic Emerging Markets Fund, Class II (a)	4,798,558	54,223,711
		1,085,729,699
Fixed Income Funds — 28.1%
Invesco Oppenheimer V.I. Global Strategic Income Fund/VA, Series I	3,252,412	15,741,675
MML Dynamic Bond Fund, Class II (a)	8,285,697	84,596,965
MML High Yield Fund, Class II (a)	2,089,106	20,180,764
MML Inflation-Protected and Income Fund, Initial Class (a)	5,547,438	57,305,032
MML Managed Bond Fund, Initial Class (a)	10,523,882	134,803,807
MML Short-Duration Bond Fund, Class II (a)	4,211,298	41,186,496
MML Total Return Bond Fund, Class II (a)	6,541,743	70,127,490
		423,942,229

TOTAL MUTUAL FUNDS (Cost $1,558,070,418)		1,509,671,928

TOTAL LONG-TERM INVESTMENTS (Cost $1,558,070,418)		1,509,671,928

TOTAL INVESTMENTS — 100.1% (Cost $1,558,070,418) (b)		1,509,671,928

Other Assets/(Liabilities) — (0.1)%		(1,015,155)

NET ASSETS — 100.0%		$1,508,656,773

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.7%
Chemicals — 3.7%
DuPont de Nemours, Inc.	22,335	$1,592,709
PPG Industries, Inc.	12,170	1,442,267
The Sherwin-Williams Co.	4,064	2,234,671
		5,269,647
Communications — 10.6%
Internet — 6.2%
Alphabet, Inc. Class A (a)	3,952	4,825,945
Alphabet, Inc. Class C (a)	1,568	1,911,392
Facebook, Inc. Class A (a)	12,393	2,206,946
		8,944,283
Media — 2.8%
Comcast Corp. Class A	69,334	3,125,577
The Walt Disney Co.	6,954	906,245
		4,031,822
Telecommunications — 1.6%
Cisco Systems, Inc.	48,456	2,394,211
		15,370,316
Consumer, Cyclical — 9.5%
Apparel — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	4,484	1,784,944
NIKE, Inc. Class B	16,855	1,583,022
		3,367,966
Retail — 7.2%
Costco Wholesale Corp.	6,008	1,730,965
Dollar General Corp.	10,151	1,613,400
Dollar Tree, Inc. (a)	10,387	1,185,780
Ross Stores, Inc.	19,580	2,150,863
Starbucks Corp.	22,435	1,983,702
Tractor Supply Co.	19,418	1,756,164
		10,420,874
		13,788,840
Consumer, Non-cyclical — 23.4%
Beverages — 2.2%
Diageo PLC	36,800	1,505,862
Pernod Ricard SA	9,490	1,689,410
		3,195,272
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	23,549	1,731,087
The Estee Lauder Cos., Inc. Class A	3,706	737,309
		2,468,396
Foods — 2.5%
Danone SA	21,440	1,888,349
Mondelez International, Inc. Class A	32,385	1,791,538
		3,679,887
Health Care – Products — 10.0%
Abbott Laboratories	18,528	1,550,238
Becton Dickinson and Co.	8,506	2,151,678
Danaher Corp.	22,767	3,288,238
Medtronic PLC	36,341	3,947,359
Thermo Fisher Scientific, Inc.	11,977	3,488,541
		14,426,054
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	9,329	1,325,184
Pharmaceuticals — 6.1%
Elanco Animal Health, Inc. (a)	42,417	1,127,868
Eli Lilly & Co.	16,520	1,847,432
Johnson & Johnson	25,725	3,328,300
McKesson Corp.	7,364	1,006,364
Zoetis, Inc.	12,000	1,495,080
		8,805,044
		33,899,837
Energy — 4.0%
Oil & Gas — 1.2%
EOG Resources, Inc.	23,629	1,753,744
Oil & Gas Services — 1.3%
Core Laboratories NV (b)	12,414	578,741
Schlumberger Ltd.	37,254	1,272,969
		1,851,710
Pipelines — 1.5%
Enterprise Products Partners LP (c)	75,304	2,152,188
		5,757,642
Financial — 20.6%
Banks — 7.7%
Bank of America Corp.	106,803	3,115,444
BB&T Corp.	33,852	1,806,681
The Goldman Sachs Group, Inc.	10,302	2,134,883
JP Morgan Chase & Co.	34,508	4,061,247
		11,118,255
Diversified Financial Services — 7.7%
Mastercard, Inc. Class A	13,692	3,718,336
Nasdaq, Inc.	22,720	2,257,232
TD Ameritrade Holding Corp.	28,025	1,308,768
Visa, Inc. Class A	22,794	3,920,796
		11,205,132
Insurance — 1.3%
Chubb Ltd.	11,154	1,800,702
Private Equity — 1.3%
The Blackstone Group, Inc. Class A	39,465	1,927,470

The accompanying notes are an integral part of the portfolio of investments.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.6%
American Tower Corp.	17,257	$3,816,040
		29,867,599
Industrial — 10.4%
Aerospace & Defense — 1.3%
United Technologies Corp.	14,223	1,941,724
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	17,186	1,578,019
Electronics — 4.1%
Fortive Corp.	25,745	1,765,077
Honeywell International, Inc.	16,640	2,815,488
TE Connectivity Ltd.	14,462	1,347,569
		5,928,134
Machinery – Diversified — 0.6%
Flowserve Corp.	20,485	956,854
Packaging & Containers — 1.2%
Crown Holdings, Inc. (a)	25,880	1,709,633
Transportation — 2.1%
Canadian National Railway Co.	22,553	2,026,613
Old Dominion Freight Line, Inc.	5,690	967,129
		2,993,742
		15,108,106
Technology — 16.8%
Computers — 6.3%
Accenture PLC Class A	15,145	2,913,141
Amdocs Ltd.	27,652	1,828,074
Apple, Inc.	8,205	1,837,674
Cognizant Technology Solutions Corp. Class A	34,210	2,061,665
DXC Technology Co.	14,494	427,573
		9,068,127
Semiconductors — 2.6%
Analog Devices, Inc.	12,625	1,410,591
Texas Instruments, Inc.	18,491	2,389,777
		3,800,368
Software — 7.9%
Adobe, Inc. (a)	6,891	1,903,639
Electronic Arts, Inc. (a)	18,567	1,816,224
Fidelity National Information Services, Inc.	25,814	3,427,066
Microsoft Corp.	21,322	2,964,398
salesforce.com, Inc. (a)	8,482	1,259,068
		11,370,395
		24,238,890
Utilities — 0.6%
Electric — 0.6%
American Electric Power Co., Inc.	8,685	813,698

TOTAL COMMON STOCK (Cost $92,537,688)		144,114,575

TOTAL EQUITIES (Cost $92,537,688)		144,114,575

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Prime Portfolio (d)	586,800	586,800

TOTAL MUTUAL FUNDS (Cost $586,800)		586,800

TOTAL LONG-TERM INVESTMENTS (Cost $93,124,488)		144,701,375

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (e)	$876,753	876,753

TOTAL SHORT-TERM INVESTMENTS (Cost $876,753)		876,753

TOTAL INVESTMENTS — 100.6% (Cost $94,001,241) (f)		145,578,128

Other Assets/(Liabilities) — (0.6)%		(850,591)

NET ASSETS — 100.0%		$144,727,537

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $572,913 or 0.40% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $876,776. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $899,312.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 4.6%
Chemicals — 4.6%
Air Products & Chemicals, Inc.	13,522	$2,999,990
DuPont de Nemours, Inc.	48,220	3,438,568
Element Solutions, Inc. (a)	114,985	1,170,547
Linde PLC	26,587	5,150,434
LyondellBasell Industries NV Class A	6,540	585,134
		13,344,673
Communications — 5.7%
Internet — 0.8%
eBay, Inc.	56,659	2,208,568
Media — 2.3%
Comcast Corp. Class A	149,520	6,740,361
Telecommunications — 2.6%
AT&T, Inc.	112,664	4,263,206
Verizon Communications, Inc.	53,762	3,245,074
		7,508,280
		16,457,209
Consumer, Cyclical — 10.9%
Entertainment — 0.7%
SeaWorld Entertainment, Inc. (a)	72,013	1,895,382
Food Services — 0.9%
Aramark	62,059	2,704,531
Home Builders — 0.8%
Lennar Corp. Class A	39,888	2,227,745
Home Furnishing — 0.8%
Whirlpool Corp.	14,795	2,342,936
Leisure Time — 1.4%
Norwegian Cruise Line Holdings Ltd. (a)	39,031	2,020,635
Royal Caribbean Cruises Ltd.	18,644	2,019,705
		4,040,340
Lodging — 0.8%
MGM Resorts International	78,482	2,175,521
Retail — 5.5%
Advance Auto Parts, Inc.	15,664	2,590,826
Dollar General Corp.	15,973	2,538,749
Lowe’s Cos., Inc.	58,519	6,434,749
Target Corp.	39,884	4,263,998
		15,828,322
		31,214,777
Consumer, Non-cyclical — 11.0%
Beverages — 0.8%
Coca-Cola European Partners PLC	40,225	2,230,476
Biotechnology — 1.5%
Corteva, Inc. (a)	153,707	4,303,796
Commercial Services — 1.0%
AMERCO	4,453	1,736,848
Nielsen Holdings PLC	53,118	1,128,758
		2,865,606
Health Care – Products — 2.4%
Medtronic PLC	64,974	7,057,476
Health Care – Services — 2.5%
Anthem, Inc.	8,078	1,939,528
UnitedHealth Group, Inc.	23,875	5,188,515
		7,128,043
Pharmaceuticals — 2.8%
CVS Health Corp.	96,420	6,081,209
Johnson & Johnson	15,289	1,978,091
		8,059,300
		31,644,697
Energy — 9.8%
Oil & Gas — 9.0%
BP PLC Sponsored ADR	133,367	5,066,612
Chevron Corp.	15,400	1,826,440
EOG Resources, Inc.	44,113	3,274,067
Hess Corp.	35,716	2,160,104
Kosmos Energy Ltd.	262,456	1,637,725
Parsley Energy, Inc. Class A	86,277	1,449,454
Phillips 66	62,369	6,386,586
Valero Energy Corp.	48,735	4,154,171
		25,955,159
Oil & Gas Services — 0.8%
Schlumberger Ltd.	63,134	2,157,289
		28,112,448
Financial — 24.0%
Banks — 9.4%
The Bank of New York Mellon Corp.	42,119	1,904,200
JP Morgan Chase & Co.	51,672	6,081,278
Northern Trust Corp.	58,269	5,437,663
US Bancorp	116,504	6,447,331
Wells Fargo & Co.	138,719	6,996,986
		26,867,458
Diversified Financial Services — 3.6%
American Express Co.	45,640	5,398,299
E*TRADE Financial Corp.	40,103	1,752,100
Navient Corp.	85,435	1,093,568
SLM Corp.	232,084	2,048,142
		10,292,109
Insurance — 4.9%
American International Group, Inc.	25,567	1,424,082
Berkshire Hathaway, Inc. Class B (a)	10,879	2,263,050

The accompanying notes are an integral part of the portfolio of investments.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	38,081	$6,147,797
Fidelity National Financial, Inc.	34,262	1,521,575
Willis Towers Watson PLC	13,752	2,653,723
		14,010,227
Real Estate Investment Trusts (REITS) — 4.7%
HCP, Inc.	139,165	4,958,449
Liberty Property Trust	41,843	2,147,801
MGM Growth Properties LLC Class A	66,450	1,996,823
Simon Property Group, Inc.	27,843	4,333,763
		13,436,836
Savings & Loans — 1.4%
New York Community Bancorp, Inc.	334,353	4,196,130
		68,802,760
Industrial — 13.1%
Aerospace & Defense — 3.5%
General Dynamics Corp.	14,224	2,599,151
Spirit AeroSystems Holdings, Inc. Class A	28,115	2,312,178
United Technologies Corp.	38,364	5,237,453
		10,148,782
Building Materials — 2.2%
Johnson Controls International PLC	107,185	4,704,350
Owens Corning	25,857	1,634,162
		6,338,512
Engineering & Construction — 0.9%
Jacobs Engineering Group, Inc.	26,982	2,468,853
Hand & Machine Tools — 1.8%
Stanley Black & Decker, Inc.	35,600	5,140,996
Machinery – Diversified — 2.0%
Deere & Co.	9,007	1,519,301
Wabtec Corp.	56,744	4,077,624
		5,596,925
Miscellaneous – Manufacturing — 2.2%
General Electric Co.	708,197	6,331,281
Transportation — 0.5%
J.B. Hunt Transport Services, Inc.	13,495	1,493,222
		37,518,571
Technology — 9.5%
Computers — 1.3%
International Business Machines Corp.	25,507	3,709,228
Semiconductors — 5.2%
Broadcom, Inc.	8,210	2,266,535
Marvell Technology Group Ltd.	110,991	2,771,445
Microchip Technology, Inc.	20,493	1,904,005
QUALCOMM, Inc.	72,363	5,519,850
Texas Instruments, Inc.	19,039	2,460,600
		14,922,435
Software — 3.0%
Microsoft Corp.	14,602	2,030,116
Oracle Corp.	117,648	6,474,169
		8,504,285
		27,135,948
Utilities — 7.5%
Electric — 7.5%
Dominion Energy, Inc.	85,350	6,916,764
Edison International	43,266	3,263,122
Entergy Corp.	40,946	4,805,422
Exelon Corp.	132,690	6,410,254
		21,395,562
TOTAL COMMON STOCK (Cost $258,999,584)		275,626,645

TOTAL EQUITIES (Cost $258,999,584)		275,626,645

TOTAL LONG-TERM INVESTMENTS (Cost $258,999,584)		275,626,645

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$11,236,624	11,236,624

TOTAL SHORT-TERM INVESTMENTS (Cost $11,236,624)		11,236,624

TOTAL INVESTMENTS — 100.0% (Cost $270,236,208) (c)		286,863,269

Other Assets/(Liabilities) — (0.0)%		(120,148)

NET ASSETS — 100.0%		$286,743,121

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $11,236,921. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.500%, maturity dates ranging from 2/15/23 – 3/31/23, and an aggregate market value, including accrued interest, of $11,466,324.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.9%
Australia — 2.2%
AMP Ltd.	950,394	$1,172,993
Brambles Ltd.	107,200	825,882
Orica Ltd.	124,267	1,892,969
		3,891,844
Canada — 1.8%
Cenovus Energy, Inc.	261,115	2,449,832
Open Text Corp.	15,700	640,395
		3,090,227
Cayman Islands — 1.3%
Baidu, Inc. Sponsored ADR (a)	21,505	2,209,854
Finland — 0.8%
UPM-Kymmene OYJ	44,857	1,327,443
France — 11.6%
Accor SA	79,000	3,296,334
BNP Paribas SA	145,050	7,072,171
Bureau Veritas SA	67,087	1,617,691
EssilorLuxottica SA	10,605	1,529,848
Publicis Groupe SA	74,557	3,665,608
Valeo SA	97,210	3,157,606
		20,339,258
Germany — 16.9%
Allianz SE Registered	16,240	3,787,101
Bayer AG Registered	69,494	4,899,807
Bayerische Motoren Werke AG	78,850	5,546,258
Continental AG	46,355	5,950,783
Daimler AG Registered	118,903	5,906,016
Henkel AG & Co. KGaA	1,000	91,580
thyssenkrupp AG	259,200	3,591,971
		29,773,516
India — 0.5%
Axis Bank Ltd.	87,642	846,954
Indonesia — 0.7%
Bank Mandiri Persero Tbk PT	2,533,200	1,245,396
Ireland — 2.9%
Ryanair Holdings PLC Sponsored ADR (a)	68,110	4,521,142
Willis Towers Watson PLC	3,129	603,803
		5,124,945
Italy — 3.9%
Intesa Sanpaolo SpA	2,890,500	6,862,057
Japan — 4.6%
Komatsu Ltd.	144,100	3,320,848
Olympus Corp.	105,300	1,425,220
Omron Corp.	7,000	386,294
Toyota Motor Corp.	43,600	2,924,435
		8,056,797
Mexico — 0.7%
Grupo Televisa SAB Sponsored ADR	132,800	1,298,784
Netherlands — 7.4%
Akzo Nobel NV	4,620	412,157
ASML Holding NV	7,270	1,804,428
CNH Industrial NV	554,108	5,650,388
EXOR NV	56,200	3,770,791
Prosus NV (a)	18,140	1,331,624
		12,969,388
Republic of Korea — 3.6%
NAVER Corp.	29,125	3,830,339
Samsung Electronics Co. Ltd.	60,450	2,466,356
		6,296,695
South Africa — 1.3%
Naspers Ltd.	15,640	2,376,134
Sweden — 5.5%
Hennes & Mauritz AB Class B	212,718	4,128,143
SKF AB Class B	148,500	2,457,488
Volvo AB Class B	216,170	3,039,881
		9,625,512
Switzerland — 8.0%
Cie Financiere Richemont SA Registered	27,740	2,038,655
Credit Suisse Group AG Registered	487,723	5,988,229
Kuehne & Nagel International AG Registered	12,205	1,798,868
LafargeHolcim Ltd. Registered	55,559	2,738,144
Nestle SA Registered	1,720	186,575
The Swatch Group AG	5,100	1,356,226
		14,106,697
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (b)	222,000	1,955,695
United Kingdom — 23.1%
Ashtead Group PLC	122,374	3,405,207
Diageo PLC	4,000	163,681
Ferguson PLC	28,403	2,075,136
G4S PLC	602,800	1,403,701
Glencore PLC	2,338,600	7,045,630
Liberty Global PLC Series A (a)	77,500	1,918,125
Liberty Global PLC Series C (a)	41,500	987,285
Lloyds Banking Group PLC	8,621,700	5,749,602
Meggitt PLC	69,338	541,804
Reckitt Benckiser Group PLC	19,940	1,555,098
Rolls-Royce Holdings PLC	389,300	3,791,360
Royal Bank of Scotland Group PLC	1,303,700	3,330,983

The accompanying notes are an integral part of the portfolio of investments.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schroders PLC	109,100	$4,124,775
Smiths Group PLC	76,084	1,468,198
WPP PLC	245,600	3,074,483
		40,635,068
TOTAL COMMON STOCK (Cost $190,427,085)		172,032,264

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 1.95%	4,400	435,670

TOTAL PREFERRED STOCK (Cost $448,182)		435,670

TOTAL EQUITIES (Cost $190,875,267)		172,467,934

TOTAL LONG-TERM INVESTMENTS (Cost $190,875,267)		172,467,934

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (c)	$2,587,778	2,587,778

TOTAL SHORT-TERM INVESTMENTS (Cost $2,587,778)		2,587,778

TOTAL INVESTMENTS — 99.6% (Cost $193,463,045) (d)		175,055,712

Other Assets/(Liabilities) — 0.4%		656,624

NET ASSETS — 100.0%		$175,712,336

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $1,955,695 or 1.11% of net assets.
(c)	Maturity value of $2,587,846. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $2,641,201.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	12/18/19	USD	1,785,952	CHF	1,747,000	$23,619

Currency Legend

CHF	Swiss Franc

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communications — 27.1%
Internet — 22.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	30,957	$5,176,938
Alphabet, Inc. Class A (a)	2,409	2,941,726
Alphabet, Inc. Class C (a)	2,414	2,942,666
Amazon.com, Inc. (a)	3,634	6,308,297
Facebook, Inc. Class A (a)	31,870	5,675,410
		23,045,037
Media — 1.6%
FactSet Research Systems, Inc.	6,786	1,648,794
Telecommunications — 2.8%
Cisco Systems, Inc.	57,363	2,834,306
		27,528,137
Consumer, Cyclical — 6.8%
Retail — 6.8%
Starbucks Corp.	37,819	3,343,956
Yum China Holdings, Inc.	33,004	1,499,372
Yum! Brands, Inc.	18,128	2,056,259
		6,899,587
		6,899,587
Consumer, Non-cyclical — 27.5%
Beverages — 6.1%
The Coca-Cola Co.	49,500	2,694,780
Monster Beverage Corp. (a)	60,147	3,492,135
		6,186,915
Biotechnology — 4.2%
Amgen, Inc.	8,519	1,648,512
Regeneron Pharmaceuticals, Inc. (a)	9,277	2,573,440
		4,221,952
Commercial Services — 1.0%
Automatic Data Processing, Inc.	6,184	998,221
Cosmetics & Personal Care — 5.6%
Colgate-Palmolive Co.	28,850	2,120,763
The Procter & Gamble Co.	28,981	3,604,657
		5,725,420
Foods — 2.9%
Danone SA Sponsored ADR	169,211	2,966,286
Health Care – Products — 1.5%
Alcon, Inc. (a)	3,625	211,301
Varian Medical Systems, Inc. (a)	10,813	1,287,720
		1,499,021
Pharmaceuticals — 6.2%
Merck & Co., Inc.	14,570	1,226,503
Novartis AG Sponsored ADR	18,127	1,575,236
Novo Nordisk A/S Sponsored ADR	53,087	2,744,598
Roche Holding AG Sponsored ADR	21,805	794,792
		6,341,129
		27,938,944
Energy — 1.3%
Oil & Gas Services — 1.3%
Schlumberger Ltd.	40,242	1,375,069
Financial — 9.9%
Diversified Financial Services — 9.9%
American Express Co.	7,662	906,262
SEI Investments Co.	38,570	2,285,465
Visa, Inc. Class A	40,286	6,929,595
		10,121,322
		10,121,322
Industrial — 5.4%
Machinery – Diversified — 2.7%
Deere & Co.	16,039	2,705,458
Transportation — 2.7%
Expeditors International of Washington, Inc.	37,302	2,771,166
		5,476,624
Technology — 20.8%
Semiconductors — 5.7%
NVIDIA Corp.	14,942	2,600,954
QUALCOMM, Inc.	42,144	3,214,744
		5,815,698
Software — 15.1%
Autodesk, Inc. (a)	26,732	3,948,317
Cerner Corp.	34,537	2,354,387
Microsoft Corp.	28,492	3,961,243
Oracle Corp.	92,132	5,070,024
		15,333,971
		21,149,669

TOTAL COMMON STOCK (Cost $68,470,595)		100,489,352

TOTAL EQUITIES (Cost $68,470,595)		100,489,352

TOTAL LONG-TERM INVESTMENTS (Cost $68,470,595)		100,489,352

The accompanying notes are an integral part of the portfolio of investments.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (b)	$1,304,390	$1,304,390

TOTAL SHORT-TERM INVESTMENTS (Cost $1,304,390)		1,304,390

TOTAL INVESTMENTS — 100.1% (Cost $69,774,985) (c)		101,793,742

Other Assets/(Liabilities) — (0.1)%		(112,713)

NET ASSETS — 100.0%		$101,681,029

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,304,425. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $1,331,185.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.5%

COMMON STOCK — 100.5%
Basic Materials — 2.2%
Chemicals — 1.8%
Air Products & Chemicals, Inc. (a)	1,367	$303,283
Albemarle Corp. (a)	652	45,327
Celanese Corp. (a)	779	95,264
CF Industries Holdings, Inc. (a)	1,370	67,404
Dow, Inc. (a) (b)	4,669	222,478
DuPont de Nemours, Inc. (a)	4,646	331,306
Eastman Chemical Co. (a)	848	62,608
Ecolab, Inc. (a)	1,585	313,893
FMC Corp. (a)	815	71,459
International Flavors & Fragrances, Inc. (a) (c)	642	78,767
Linde PLC (a)	3,371	653,030
LyondellBasell Industries NV Class A (a)	1,313	117,474
The Mosaic Co. (a)	2,185	44,793
PPG Industries, Inc. (a)	1,456	172,551
The Sherwin-Williams Co. (a)	505	277,684
		2,857,321
Forest Products & Paper — 0.1%
International Paper Co. (a)	2,513	105,093
Iron & Steel — 0.1%
Nucor Corp. (a)	1,880	95,711
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	9,016	86,283
Newmont Goldcorp Corp. (a)	5,088	192,937
		279,220
		3,337,345
Communications — 14.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	2,339	50,429
Omnicom Group, Inc. (a)	1,364	106,801
		157,230
Internet — 9.1%
Alphabet, Inc. Class A (a) (b)	1,859	2,270,099
Alphabet, Inc. Class C (a) (b)	1,855	2,261,245
Amazon.com, Inc. (a) (b)	2,568	4,457,817
Booking Holdings, Inc. (a) (b)	269	527,942
CDW Corp. (a)	791	97,483
eBay, Inc. (a)	5,133	200,084
Expedia Group, Inc. (a)	856	115,055
F5 Networks, Inc. (a) (b)	369	51,815
Facebook, Inc. Class A (a) (b)	14,917	2,656,420
Netflix, Inc. (a) (b)	2,715	726,588
Symantec Corp. (a)	3,833	90,574
TripAdvisor, Inc. (a) (b)	678	26,225
Twitter, Inc. (a) (b)	4,531	186,677
VeriSign, Inc. (a) (b)	649	122,421
		13,790,445
Media — 2.3%
CBS Corp. Class B (a)	2,179	87,966
Charter Communications, Inc. Class A (a) (b)	987	406,762
Comcast Corp. Class A (a)	28,129	1,268,055
Discovery, Inc. Class A (a) (b)	968	25,778
Discovery, Inc. Class C (a) (b)	2,244	55,247
DISH Network Corp. Class A (a) (b)	1,452	49,470
Fox Corp. Class A (a)	2,249	70,922
Fox Corp. Class B (a) (b)	961	30,310
News Corp. Class A (a)	2,369	32,976
News Corp. Class B (a)	778	11,122
Viacom, Inc. Class B (a)	2,184	52,482
The Walt Disney Co. (a)	11,058	1,441,079
		3,532,169
Telecommunications — 3.4%
Arista Networks, Inc. (a) (b)	333	79,560
AT&T, Inc. (a)	45,332	1,715,363
CenturyLink, Inc. (a)	5,926	73,956
Cisco Systems, Inc. (a)	26,002	1,284,759
Corning, Inc. (a)	4,889	139,434
Juniper Networks, Inc. (a)	2,113	52,297
Motorola Solutions, Inc. (a)	1,022	174,159
T-Mobile US, Inc. (a) (b)	1,988	156,595
Verizon Communications, Inc. (a)	25,661	1,548,898
		5,225,021
		22,704,865
Consumer, Cyclical — 8.7%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	784	50,890
American Airlines Group, Inc. (a)	2,433	65,618
Delta Air Lines, Inc. (a)	3,700	213,120
Southwest Airlines Co. (a)	3,042	164,298
United Airlines Holdings, Inc. (a) (b)	1,365	120,680
		614,606
Apparel — 0.8%
Capri Holdings Ltd. (a) (b)	924	30,640
Hanesbrands, Inc. (a)	2,164	33,152
NIKE, Inc. Class B (a)	7,801	732,670
PVH Corp. (a)	482	42,527
Ralph Lauren Corp. (a)	318	30,359
Tapestry, Inc. (a)	1,737	45,249
Under Armour, Inc. Class A (a) (b)	1,136	22,652
Under Armour, Inc. Class C (a) (b)	1,292	23,424
VF Corp. (a)	2,018	179,582
		1,140,255

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.4%
Ford Motor Co. (a)	24,448	$223,944
General Motors Co. (a)	7,489	280,688
PACCAR, Inc. (a)	2,143	150,031
		654,663
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,597	139,610
BorgWarner, Inc. (a)	1,267	46,473
		186,083
Distribution & Wholesale — 0.2%
Copart, Inc. (a) (b)	1,248	100,252
Fastenal Co. (a)	3,586	117,154
LKQ Corp. (a) (b)	1,982	62,334
W.W. Grainger, Inc. (a)	279	82,905
		362,645
Home Builders — 0.2%
D.R. Horton, Inc. (a)	2,088	110,058
Lennar Corp. Class A (a)	1,747	97,570
NVR, Inc. (b)	21	78,064
PulteGroup, Inc. (a)	1,654	60,454
		346,146
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	812	33,243
Whirlpool Corp. (a)	388	61,444
		94,687
Housewares — 0.0%
Newell Brands, Inc. (a)	2,437	45,621
Leisure Time — 0.2%
Carnival Corp. (a)	2,479	108,357
Harley-Davidson, Inc. (a)	989	35,575
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,339	69,320
Royal Caribbean Cruises Ltd. (a)	1,064	115,263
		328,515
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	1,820	169,460
Marriott International, Inc. Class A (a)	1,713	213,046
MGM Resorts International (a)	3,144	87,152
Wynn Resorts Ltd. (a)	612	66,536
		536,194
Retail — 5.8%
Advance Auto Parts, Inc. (a)	443	73,272
AutoZone, Inc. (a) (b)	153	165,947
Best Buy Co., Inc. (a)	1,452	100,174
CarMax, Inc. (a) (b)	1,027	90,376
Chipotle Mexican Grill, Inc. (a) (b)	151	126,911
Costco Wholesale Corp. (a)	2,728	785,964
Darden Restaurants, Inc. (a)	760	89,847
Dollar General Corp. (a)	1,615	256,688
Dollar Tree, Inc. (a) (b)	1,479	168,843
The Gap, Inc. (a)	1,218	21,145
Genuine Parts Co. (a)	899	89,531
The Home Depot, Inc. (a)	6,666	1,546,645
Kohl’s Corp. (a)	998	49,561
L Brands, Inc. (a)	1,502	29,424
Lowe’s Cos., Inc. (a)	4,859	534,296
Macy’s, Inc. (a)	1,896	29,464
McDonald’s Corp. (a)	4,741	1,017,940
Nordstrom, Inc. (a)	655	22,054
O’Reilly Automotive, Inc. (a) (b)	485	193,277
Ross Stores, Inc. (a)	2,279	250,348
Starbucks Corp. (a)	7,520	664,918
Target Corp. (a)	3,177	339,653
Tiffany & Co. (a)	663	61,414
The TJX Cos., Inc. (a)	7,526	419,499
Tractor Supply Co. (a)	753	68,101
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	343	85,973
Walgreens Boots Alliance, Inc. (a)	4,813	266,207
Walmart, Inc. (a)	8,681	1,030,261
Yum! Brands, Inc. (a)	1,898	215,290
		8,793,023
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	367	45,534
Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	734	87,118
		13,235,090
Consumer, Non-cyclical — 21.9%
Agriculture — 0.9%
Altria Group, Inc. (a)	11,609	474,808
Archer-Daniels-Midland Co. (a)	3,467	142,390
Philip Morris International, Inc. (a)	9,657	733,256
		1,350,454
Beverages — 2.0%
Brown-Forman Corp. Class B (a)	1,027	64,475
The Coca-Cola Co. (a)	23,833	1,297,468
Constellation Brands, Inc. Class A (a)	1,045	216,608
Molson Coors Brewing Co. Class B (a)	1,170	67,275
Monster Beverage Corp. (a) (b)	2,446	142,015
PepsiCo, Inc. (a)	8,699	1,192,633
		2,980,474
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a) (b)	1,390	136,137
Amgen, Inc. (a)	3,788	733,016
Biogen, Inc. (a) (b)	1,203	280,082
Celgene Corp. (a) (b)	4,378	434,735
Corteva, Inc. (a) (b)	4,629	129,612
Gilead Sciences, Inc. (a)	7,896	500,449

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Illumina, Inc. (a) (b)	912	$277,449
Incyte Corp. (a) (b)	1,122	83,286
Nektar Therapeutics (a) (b)	1,135	20,674
Regeneron Pharmaceuticals, Inc. (a) (b)	488	135,371
Vertex Pharmaceuticals, Inc. (a) (b)	1,589	269,208
		3,000,019
Commercial Services — 2.1%
Automatic Data Processing, Inc. (a)	2,701	435,995
Cintas Corp. (a)	525	140,752
Equifax, Inc. (a)	749	105,362
FleetCor Technologies, Inc. (a) (b)	534	153,141
Gartner, Inc. (a) (b)	570	81,504
Global Payments, Inc. (a)	1,788	284,292
H&R Block, Inc. (a)	1,252	29,572
IHS Markit Ltd. (a) (b)	2,254	150,748
MarketAxess Holdings, Inc. (a)	237	77,617
Moody’s Corp. (a)	1,030	210,975
Nielsen Holdings PLC (a)	2,194	46,623
PayPal Holdings, Inc. (a) (b)	7,294	755,585
Quanta Services, Inc. (a)	892	33,718
Robert Half International, Inc. (a)	727	40,465
Rollins, Inc. (a)	925	31,515
S&P Global, Inc. (a)	1,527	374,084
United Rentals, Inc. (a) (b)	499	62,195
Verisk Analytics, Inc. (a)	1,013	160,196
		3,174,339
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co. (a)	5,329	391,735
Coty, Inc. Class A (a)	1,888	19,843
The Estee Lauder Cos., Inc. Class A (a)	1,361	270,771
The Procter & Gamble Co. (a)	15,577	1,937,467
		2,619,816
Foods — 1.3%
Campbell Soup Co. (a)	1,221	57,289
Conagra Brands, Inc. (a)	3,015	92,500
General Mills, Inc. (a)	3,709	204,440
The Hershey Co. (a)	861	133,447
Hormel Foods Corp. (a)	1,735	75,872
The J.M. Smucker Co. (a)	701	77,124
Kellogg Co. (a)	1,555	100,064
The Kraft Heinz Co. (a)	3,843	107,354
The Kroger Co. (a)	5,073	130,782
Lamb Weston Holdings, Inc. (a)	897	65,230
McCormick & Co., Inc. (a)	767	119,882
Mondelez International, Inc. Class A (a)	8,934	494,229
Sysco Corp. (a)	2,958	234,865
Tyson Foods, Inc. Class A (a)	1,826	157,292
		2,050,370
Health Care – Products — 4.1%
Abbott Laboratories (a)	10,954	916,521
ABIOMED, Inc. (a) (b)	279	49,631
Align Technology, Inc. (a) (b)	455	82,319
Baxter International, Inc. (a)	2,944	257,512
Becton Dickinson and Co. (a)	1,674	423,455
Boston Scientific Corp. (a) (b)	8,627	351,033
The Cooper Cos., Inc. (a)	308	91,476
Danaher Corp. (a)	3,912	565,010
DENTSPLY SIRONA, Inc. (a)	1,476	78,685
Edwards Lifesciences Corp. (a) (b)	1,294	284,563
Henry Schein, Inc. (a) (b)	927	58,864
Hologic, Inc. (a) (b)	1,646	83,106
IDEXX Laboratories, Inc. (a) (b)	533	144,939
Intuitive Surgical, Inc. (a) (b)	716	386,590
Medtronic PLC (a)	8,323	904,044
ResMed, Inc. (a)	888	119,978
Stryker Corp. (a)	1,922	415,729
Teleflex, Inc. (a)	289	98,188
Thermo Fisher Scientific, Inc. (a)	2,485	723,806
Varian Medical Systems, Inc. (a) (b)	573	68,239
Zimmer Biomet Holdings, Inc. (a)	1,269	174,196
		6,277,884
Health Care – Services — 1.8%
Anthem, Inc. (a)	1,595	382,960
Centene Corp. (a) (b)	2,554	110,486
DaVita, Inc. (a) (b)	645	36,810
HCA Healthcare, Inc. (a)	1,654	199,175
Humana, Inc. (a)	845	216,041
IQVIA Holdings, Inc. (a) (b)	980	146,392
Laboratory Corp. of America Holdings (a) (b)	608	102,144
Quest Diagnostics, Inc. (a)	833	89,156
UnitedHealth Group, Inc. (a)	5,898	1,281,753
Universal Health Services, Inc. Class B (a)	509	75,714
WellCare Health Plans, Inc. (a) (b)	314	81,379
		2,722,010
Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	524	59,511
Church & Dwight Co., Inc. (a)	1,524	114,666
The Clorox Co. (a)	789	119,825
Kimberly-Clark Corp. (a)	2,133	302,993
Spectrum Brands Holdings, Inc. (g)	39	2,041
		599,036
Pharmaceuticals — 5.6%
AbbVie, Inc. (a)	9,179	695,034
Allergan PLC (a)	1,912	321,770
AmerisourceBergen Corp. (a)	988	81,342
Bristol-Myers Squibb Co. (a)	10,154	514,909
Cardinal Health, Inc. (a)	1,873	88,387

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Corp. (a) (b)	2,353	$357,162
CVS Health Corp. (a)	8,061	508,407
Eli Lilly & Co. (a)	5,364	599,856
Johnson & Johnson (a)	16,191	2,094,792
McKesson Corp. (a)	1,186	162,079
Merck & Co., Inc. (a)	15,988	1,345,870
Mylan NV (a) (b)	3,185	62,999
Perrigo Co. PLC (a)	770	43,035
Pfizer, Inc. (a)	34,472	1,238,579
Zoetis, Inc. (a)	2,972	370,282
		8,484,503
		33,258,905
Energy — 4.6%
Oil & Gas — 3.8%
Apache Corp. (a)	2,363	60,493
Cabot Oil & Gas Corp. (a)	2,694	47,334
Chevron Corp. (a)	11,827	1,402,682
Cimarex Energy Co. (a)	665	31,880
Concho Resources, Inc. (a)	1,248	84,739
ConocoPhillips (a)	7,005	399,145
Devon Energy Corp. (a)	2,605	62,676
Diamondback Energy, Inc. (a)	977	87,842
EOG Resources, Inc. (a)	3,588	266,302
Exxon Mobil Corp. (a)	26,272	1,855,066
Helmerich & Payne, Inc. (a)	684	27,408
Hess Corp. (a)	1,575	95,256
HollyFrontier Corp. (a)	942	50,529
Marathon Oil Corp. (a)	5,116	62,773
Marathon Petroleum Corp. (a)	4,131	250,958
Noble Energy, Inc. (a)	2,907	65,291
Occidental Petroleum Corp. (a)	5,549	246,764
Phillips 66 (a)	2,599	266,138
Pioneer Natural Resources Co. (a)	1,038	130,549
Valero Energy Corp. (a)	2,591	220,857
		5,714,682
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. (a)	4,025	93,380
Halliburton Co. (a)	5,411	101,997
National Oilwell Varco, Inc. (a)	2,366	50,159
Schlumberger Ltd. (a)	8,587	293,418
TechnipFMC PLC (a)	2,615	63,126
		602,080
Pipelines — 0.4%
Kinder Morgan, Inc. (a)	12,097	249,319
ONEOK, Inc. (a)	2,564	188,941
The Williams Cos., Inc. (a)	7,520	180,932
		619,192
		6,935,954
Financial — 18.0%
Banks — 6.2%
Bank of America Corp. (a)	51,273	1,495,633
The Bank of New York Mellon Corp. (a)	5,461	246,892
BB&T Corp. (a)	4,789	255,589
Citigroup, Inc. (a)	13,693	945,912
Citizens Financial Group, Inc. (a)	2,831	100,132
Comerica, Inc. (a)	946	62,426
Fifth Third Bancorp (a)	4,501	123,237
First Republic Bank (a)	1,024	99,021
The Goldman Sachs Group, Inc. (a)	1,930	399,954
Huntington Bancshares, Inc. (a)	6,459	92,170
JP Morgan Chase & Co. (a)	19,639	2,311,314
KeyCorp (a)	6,231	111,161
M&T Bank Corp. (a)	847	133,801
Morgan Stanley (a)	7,183	306,499
Northern Trust Corp. (a)	1,343	125,329
The PNC Financial Services Group, Inc. (a)	2,803	392,868
Regions Financial Corp. (a)	6,416	101,501
State Street Corp. (a)	2,315	137,025
SunTrust Banks, Inc. (a)	2,750	189,200
SVB Financial Group (a) (b)	323	67,491
US Bancorp (a)	8,467	468,564
Wells Fargo & Co. (a)	25,118	1,266,952
Zions Bancorp NA (a)	1,090	48,527
		9,481,198
Diversified Financial Services — 4.4%
Affiliated Managers Group, Inc. (a)	335	27,922
Alliance Data Systems Corp. (a)	242	31,007
American Express Co. (a)	4,251	502,808
Ameriprise Financial, Inc. (a)	827	121,652
BlackRock, Inc. (a)	738	328,882
Capital One Financial Corp. (a)	2,911	264,843
Cboe Global Markets, Inc. (a)	700	80,437
The Charles Schwab Corp. (a)	7,370	308,287
CME Group, Inc. (a)	2,222	469,597
Discover Financial Services (a)	2,007	162,748
E*TRADE Financial Corp. (a)	1,559	68,113
Franklin Resources, Inc. (a)	1,795	51,804
Intercontinental Exchange, Inc. (a)	3,496	322,576
Invesco Ltd. (a)	2,483	42,062
Jefferies Financial Group, Inc. (a)	1,549	28,502
Mastercard, Inc. Class A (a)	5,581	1,515,632
Nasdaq, Inc. (a)	716	71,135
Raymond James Financial, Inc. (a)	796	65,638
Synchrony Financial (a)	3,963	135,099
T. Rowe Price Group, Inc. (a)	1,464	167,262
Visa, Inc. Class A (a)	10,797	1,857,192
The Western Union Co. (a)	2,643	61,238
		6,684,436

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.1%
Aflac, Inc. (a)	4,624	$241,928
The Allstate Corp. (a)	2,069	224,859
American International Group, Inc. (a)	5,397	300,613
Aon PLC (a)	1,494	289,193
Arthur J Gallagher & Co. (a)	1,134	101,572
Assurant, Inc. (a)	369	46,428
Berkshire Hathaway, Inc. Class B (a) (b)	12,034	2,503,313
Chubb Ltd. (a)	2,845	459,297
Cincinnati Financial Corp. (a)	931	108,620
Everest Re Group Ltd. (a)	252	67,055
Globe Life, Inc. (a) (b)	618	59,180
The Hartford Financial Services Group, Inc. (a)	2,284	138,433
Lincoln National Corp. (a)	1,283	77,390
Loews Corp. (a)	1,647	84,787
Marsh & McLennan Cos., Inc. (a)	3,175	317,659
MetLife, Inc. (a)	4,529	213,588
Principal Financial Group, Inc. (a)	1,646	94,052
The Progressive Corp. (a)	3,627	280,186
Prudential Financial, Inc. (a)	2,514	226,134
The Travelers Cos., Inc. (a)	1,627	241,919
Unum Group (a)	1,296	38,517
Willis Towers Watson PLC (a)	804	155,148
		6,269,871
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,935	102,574
Real Estate Investment Trusts (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. (a)	693	106,750
American Tower Corp. (a)	2,745	607,002
Apartment Investment & Management Co. Class A (a)	904	47,135
AvalonBay Communities, Inc. (a)	863	185,830
Boston Properties, Inc. (a)	956	123,955
Crown Castle International Corp. (a)	2,581	358,785
Digital Realty Trust, Inc. (a)	1,307	169,662
Duke Realty Corp. (a)	2,219	75,379
Equinix, Inc. (a)	522	301,090
Equity Residential (a)	2,296	198,053
Essex Property Trust, Inc. (a)	407	132,947
Extra Space Storage, Inc. (a)	789	92,171
Federal Realty Investment Trust (a)	475	64,666
HCP, Inc. (a)	2,999	106,854
Host Hotels & Resorts, Inc. (a)	4,694	81,159
Iron Mountain, Inc. (a)	1,807	58,529
Kimco Realty Corp. (a)	2,683	56,021
The Macerich Co. (a)	643	20,312
Mid-America Apartment Communities, Inc. (a)	704	91,527
Prologis, Inc. (a)	3,919	333,977
Public Storage (a)	931	228,346
Realty Income Corp. (a)	1,966	150,753
Regency Centers Corp. (a)	1,027	71,366
SBA Communications Corp. (a)	702	169,287
Simon Property Group, Inc. (a)	1,917	298,381
SL Green Realty Corp. (a)	526	43,001
UDR, Inc. (a)	1,739	84,307
Ventas, Inc. (a)	2,291	167,312
Vornado Realty Trust (a)	541	34,445
Welltower, Inc. (a)	2,511	227,622
Weyerhaeuser Co. (a)	4,617	127,891
		4,814,515
Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	2,521	39,416
		27,392,010
Industrial — 9.2%
Aerospace & Defense — 2.6%
Arconic, Inc. (a)	2,556	66,456
The Boeing Co. (a)	3,249	1,236,147
General Dynamics Corp. (a)	1,398	255,456
L3 Harris Technologies, Inc. (a)	1,373	286,463
Lockheed Martin Corp. (a)	1,525	594,841
Northrop Grumman Corp. (a)	982	368,044
Raytheon Co. (a)	1,726	338,624
TransDigm Group, Inc. (a)	303	157,763
United Technologies Corp. (a)	5,036	687,515
		3,991,309
Building Materials — 0.4%
Fortune Brands Home & Security, Inc. (a)	853	46,659
Johnson Controls International PLC (a)	4,924	216,115
Martin Marietta Materials, Inc. (a)	390	106,899
Masco Corp. (a)	1,850	77,108
Vulcan Materials Co. (a)	814	123,109
		569,890
Electrical Components & Equipment — 0.2%
AMETEK, Inc. (a)	1,407	129,191
Emerson Electric Co. (a)	3,807	254,536
		383,727
Electronics — 1.3%
Agilent Technologies, Inc. (a)	1,959	150,118
Allegion PLC (a)	601	62,294
Amphenol Corp. Class A (a)	1,850	178,525
FLIR Systems, Inc. (a)	858	45,122
Fortive Corp. (a)	1,820	124,779
Garmin Ltd. (a)	756	64,026
Honeywell International, Inc. (a)	4,519	764,615
Keysight Technologies, Inc. (a) (b)	1,165	113,296
Mettler-Toledo International, Inc. (a) (b)	154	108,478

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PerkinElmer, Inc. (a)	680	$57,916
TE Connectivity Ltd. (a)	2,102	195,864
Waters Corp. (a) (b)	430	95,989
		1,961,022
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc. (a)	718	65,697
Environmental Controls — 0.3%
Pentair PLC (a)	965	36,477
Republic Services, Inc. (a)	1,333	115,371
Waste Management, Inc. (a)	2,437	280,255
		432,103
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	341	53,380
Stanley Black & Decker, Inc. (a)	942	136,034
		189,414
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	3,330	420,612
Machinery – Diversified — 0.8%
Cummins, Inc. (a)	904	147,054
Deere & Co. (a)	1,967	331,793
Dover Corp. (a)	894	89,007
Flowserve Corp. (a)	797	37,228
IDEX Corp. (a)	475	77,843
Rockwell Automation, Inc. (a)	734	120,963
Roper Technologies, Inc. (a)	645	230,007
Wabtec Corp. (a)	1,127	80,986
Xylem, Inc. (a)	1,129	89,891
		1,204,772
Miscellaneous – Manufacturing — 1.3%
3M Co. (a)	3,579	588,387
A.O. Smith Corp. (a)	853	40,697
Eaton Corp. PLC (a)	2,652	220,514
General Electric Co. (a)	54,139	484,003
Illinois Tool Works, Inc. (a)	1,856	290,445
Ingersoll-Rand PLC (a)	1,509	185,924
Parker-Hannifin Corp. (a)	799	144,307
Textron, Inc. (a)	1,485	72,706
		2,026,983
Packaging & Containers — 0.3%
Amcor PLC (a) (b)	10,040	97,890
Ball Corp. (a)	2,069	150,644
Packaging Corp. of America (a)	598	63,448
Sealed Air Corp. (a)	982	40,763
WestRock Co. (a)	1,577	57,481
		410,226
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	254	53,795
Transportation — 1.6%
C.H. Robinson Worldwide, Inc. (a)	838	71,046
CSX Corp. (a)	4,772	330,556
Expeditors International of Washington, Inc. (a)	1,076	79,936
FedEx Corp. (a)	1,496	217,773
J.B. Hunt Transport Services, Inc. (a)	533	58,976
Kansas City Southern (a)	623	82,865
Norfolk Southern Corp. (a)	1,650	296,439
Union Pacific Corp. (a)	4,396	712,064
United Parcel Service, Inc. Class B (a)	4,329	518,701
		2,368,356
		14,077,906
Technology — 17.4%
Computers — 5.5%
Accenture PLC Class A (a)	3,960	761,706
Apple, Inc. (a)	26,250	5,879,213
Cognizant Technology Solutions Corp. Class A (a)	3,562	214,664
DXC Technology Co. (a)	1,689	49,826
Fortinet, Inc. (a) (b)	899	69,007
Hewlett Packard Enterprise Co. (a)	8,340	126,518
HP, Inc. (a)	9,408	177,999
International Business Machines Corp. (a)	5,504	800,392
Leidos Holdings, Inc. (a)	906	77,807
NetApp, Inc. (a)	1,517	79,658
Seagate Technology PLC (a)	1,560	83,912
Western Digital Corp. (a)	1,817	108,366
		8,429,068
Office & Business Equipment — 0.0%
Xerox Holdings Corp. (a) (b)	1,266	37,866
Semiconductors — 4.0%
Advanced Micro Devices, Inc. (a) (b)	6,585	190,899
Analog Devices, Inc. (a)	2,301	257,091
Applied Materials, Inc. (a)	5,842	291,516
Broadcom, Inc. (a)	2,458	678,580
Intel Corp. (a)	27,194	1,401,307
IPG Photonics Corp. (a) (b)	208	28,205
KLA Corp. (a)	998	159,131
Lam Research Corp. (a)	932	215,394
Maxim Integrated Products, Inc. (a)	1,685	97,578
Microchip Technology, Inc. (a)	1,475	137,042
Micron Technology, Inc. (a) (b)	6,868	294,294
NVIDIA Corp. (a)	3,781	658,159
Qorvo, Inc. (a) (b)	737	54,641
QUALCOMM, Inc. (a)	7,547	575,685
Skyworks Solutions, Inc. (a)	1,068	84,639
Texas Instruments, Inc. (a)	5,826	752,952
Xilinx, Inc. (a)	1,574	150,947
		6,028,060

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 7.9%
Activision Blizzard, Inc. (a)	4,755	$251,635
Adobe, Inc. (a) (b)	3,030	837,038
Akamai Technologies, Inc. (a) (b)	1,011	92,385
ANSYS, Inc. (a) (b)	515	114,000
Autodesk, Inc. (a) (b)	1,362	201,167
Broadridge Financial Solutions, Inc. (a)	730	90,834
Cadence Design Systems, Inc. (a) (b)	1,743	115,177
Cerner Corp. (a)	2,015	137,363
Citrix Systems, Inc. (a)	789	76,154
Electronic Arts, Inc. (a) (b)	1,841	180,087
Fidelity National Information Services, Inc. (a)	3,803	504,886
Fiserv, Inc. (a) (b)	3,536	366,294
Intuit, Inc. (a)	1,610	428,163
Jack Henry & Associates, Inc. (a)	487	71,087
Microsoft Corp. (a)	47,216	6,564,441
MSCI, Inc. (a)	525	114,319
Oracle Corp. (a)	13,448	740,043
Paychex, Inc. (a)	1,978	163,719
salesforce.com, Inc. (a) (b)	5,302	787,029
Synopsys, Inc. (a) (b)	918	125,996
Take-Two Interactive Software, Inc. (a) (b)	711	89,117
		12,050,934
		26,545,928
Utilities — 3.6%
Electric — 3.4%
AES Corp. (a)	4,097	66,945
Alliant Energy Corp. (a)	1,453	78,360
Ameren Corp. (a)	1,521	121,756
American Electric Power Co., Inc. (a)	3,078	288,378
CenterPoint Energy, Inc. (a)	3,173	95,761
CMS Energy Corp. (a)	1,750	111,913
Consolidated Edison, Inc. (a)	2,044	193,097
Dominion Energy, Inc. (a)	4,984	403,903
DTE Energy Co. (a)	1,135	150,910
Duke Energy Corp. (a)	4,523	433,575
Edison International (a)	2,196	165,622
Entergy Corp. (a)	1,176	138,015
Evergy, Inc. (a)	1,493	99,374
Eversource Energy (a)	1,991	170,171
Exelon Corp. (a)	6,028	291,213
FirstEnergy Corp. (a)	3,133	151,105
NextEra Energy, Inc. (a)	2,976	693,378
NRG Energy, Inc. (a)	1,560	61,776
Pinnacle West Capital Corp. (a)	716	69,502
PPL Corp. (a)	4,474	140,886
Public Service Enterprise Group, Inc. (a)	3,154	195,800
Sempra Energy (a)	1,704	251,528
The Southern Co. (a)	6,465	399,343
WEC Energy Group, Inc. (a)	1,952	185,635
Xcel Energy, Inc. (a)	3,191	207,064
		5,165,010
Gas — 0.1%
Atmos Energy Corp. (a)	722	82,229
NiSource, Inc. (a)	2,296	68,696
		150,925
Water — 0.1%
American Water Works Co., Inc. (a)	1,119	139,013
		5,454,948

TOTAL COMMON STOCK (Cost $100,562,237)		152,942,951

TOTAL EQUITIES (Cost $100,562,237)		152,942,951

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	10,646	10,646

TOTAL MUTUAL FUNDS (Cost $10,646)		10,646

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,146,614)		802,657

TOTAL LONG-TERM INVESTMENTS (Cost $101,719,497)		153,756,254

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (h)	$2,575,576	$2,575,576

TOTAL SHORT-TERM INVESTMENTS (Cost $2,575,576)		2,575,576

TOTAL INVESTMENTS — 102.7% (Cost $104,295,073) (i)		156,331,830

Other Assets/(Liabilities) — (2.7)%		(4,110,861)

NET ASSETS — 100.0%		$152,220,969

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are pledged/held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $10,429 or 0.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	Maturity value of $2,575,644. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $2,631,885.
(i)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	10/18/19	2,725.00	64	USD	17,440,000	$18,816	$137,231	$(118,415)
S&P 500 Index	11/15/19	2,625.00	64	USD	16,800,000	44,736	189,600	(144,864)
S&P 500 Index	11/15/19	2,675.00	65	USD	17,387,500	64,675	113,588	(48,913)
S&P 500 Index	11/15/19	2,700.00	64	USD	17,280,000	74,880	137,760	(62,880)
S&P 500 Index	11/15/19	2,725.00	64	USD	17,440,000	86,720	95,520	(8,800)
S&P 500 Index	12/20/19	2,700.00	128	USD	34,560,000	330,240	325,200	5,040
S&P 500 Index	12/20/19	2,725.00	62	USD	16,895,000	182,590	147,715	34,875
						$802,657	$1,146,614	$(343,957)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	10/18/19	2,925.00	56	USD	16,380,000	$(426,160)	$(459,620)	$33,460
S&P 500 Index	10/18/19	2,975.00	56	USD	16,660,000	(232,400)	(324,659)	92,259
S&P 500 Index	10/18/19	3,000.00	57	USD	17,100,000	(141,360)	(435,907)	294,547
S&P 500 Index	10/18/19	3,025.00	57	USD	17,242,500	(75,525)	(216,458)	140,933
S&P 500 Index	10/31/19	3,025.00	57	USD	17,242,500	(142,500)	(257,498)	114,998
S&P 500 Index	11/15/19	2,900.00	57	USD	16,530,000	(685,140)	(435,796)	(249,344)
S&P 500 Index	11/15/19	2,975.00	57	USD	16,957,500	(369,930)	(444,458)	74,528
S&P 500 Index	11/15/19	3,000.00	57	USD	17,100,000	(279,870)	(373,834)	93,964
S&P 500 Index	11/15/19	3,025.00	57	USD	17,242,500	(202,920)	(283,718)	80,798
						$(2,555,805)	$(3,231,948)	$676,143

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 93.7%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	15,000	$3,327,900
RPM International, Inc.	63,000	4,335,030
Valvoline, Inc.	67,000	1,476,010
		9,138,940
Mining — 0.4%
Franco-Nevada Corp.	7,000	638,120
Kirkland Lake Gold Ltd. (a)	35,000	1,568,000
		2,206,120
		11,345,060
Communications — 3.0%
Internet — 2.1%
Chewy, Inc. Class A (a) (b)	8,000	196,640
IAC/InterActiveCorp (b)	34,000	7,410,980
Shopify, Inc. Class A (b)	1,000	311,660
Symantec Corp.	110,790	2,617,968
		10,537,248
Telecommunications — 0.9%
Corning, Inc.	150,000	4,278,000
		14,815,248
Consumer, Cyclical — 15.3%
Airlines — 0.8%
Alaska Air Group, Inc.	22,000	1,428,020
United Airlines Holdings, Inc. (b)	30,000	2,652,300
		4,080,320
Apparel — 1.3%
Levi Strauss & Co. Class A (a) (b)	45,000	856,800
Tapestry, Inc.	145,000	3,777,250
VF Corp.	18,000	1,601,820
		6,235,870
Auto Parts & Equipment — 1.4%
Aptiv PLC	57,000	4,982,940
Visteon Corp. (b)	21,000	1,733,340
		6,716,280
Entertainment — 0.9%
Vail Resorts, Inc.	19,000	4,323,640
Leisure Time — 1.3%
Norwegian Cruise Line Holdings Ltd. (b)	127,000	6,574,790
Lodging — 2.4%
Hilton Worldwide Holdings, Inc.	37,000	3,445,070
Marriott International, Inc. Class A	22,000	2,736,140
MGM Resorts International	206,000	5,710,320
		11,891,530
Retail — 7.2%
Burlington Stores, Inc. (b)	30,000	5,994,600
CarMax, Inc. (b)	22,000	1,936,000
Casey’s General Stores, Inc.	28,000	4,512,480
Darden Restaurants, Inc.	13,000	1,536,860
Dollar General Corp.	48,000	7,629,120
Dollar Tree, Inc. (b)	41,000	4,680,560
Dunkin’ Brands Group, Inc.	37,000	2,936,320
The Michaels Cos., Inc. (a) (b)	34,000	332,860
O’Reilly Automotive, Inc. (b)	7,000	2,789,570
Tiffany & Co.	15,000	1,389,450
Ulta Salon Cosmetics & Fragrance, Inc. (b)	7,000	1,754,550
		35,492,370
		75,314,800
Consumer, Non-cyclical — 28.4%
Biotechnology — 2.0%
Alnylam Pharmaceuticals, Inc. (b)	18,000	1,447,560
Argenx SE ADR (b)	7,000	797,720
Exact Sciences Corp. (b)	19,000	1,717,030
Incyte Corp. (b)	27,000	2,004,210
Sage Therapeutics, Inc. (b)	7,000	982,030
Seattle Genetics, Inc. (b)	31,511	2,691,040
		9,639,590
Commercial Services — 9.4%
Clarivate Analytics PLC (a) (b)	95,408	1,609,533
CoreLogic, Inc. (b)	92,000	4,256,840
CoStar Group, Inc. (b)	7,000	4,152,400
Equifax, Inc.	12,000	1,688,040
FleetCor Technologies, Inc. (b)	19,000	5,448,820
Gartner, Inc. (b)	15,000	2,144,850
Global Payments, Inc.	43,000	6,837,000
IHS Markit Ltd. (b)	56,000	3,745,280
MarketAxess Holdings, Inc.	6,000	1,965,000
ServiceMaster Global Holdings, Inc. (b)	59,000	3,298,100
TransUnion	63,000	5,109,930
Verisk Analytics, Inc.	38,000	6,009,320
WeWork Companies, Inc., Class A (Acquired 5/26/15, Cost $108,169) (b) (c) (d) (e)	4,132	70,368
		46,335,481
Foods — 1.5%
Conagra Brands, Inc.	63,000	1,932,840
The Kroger Co.	37,000	953,860
Sprouts Farmers Market, Inc. (b)	91,000	1,759,940
TreeHouse Foods, Inc. (b)	52,000	2,883,400
		7,530,040

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 9.9%
Alcon, Inc. (b)	41,000	$2,389,890
Avantor, Inc. (b)	172,000	2,528,400
Bruker Corp.	140,000	6,150,200
The Cooper Cos., Inc.	33,000	9,801,000
Hologic, Inc. (b)	190,000	9,593,100
ICU Medical, Inc. (b)	12,000	1,915,200
IDEXX Laboratories, Inc. (b)	6,000	1,631,580
Teleflex, Inc.	35,000	11,891,250
West Pharmaceutical Services, Inc.	21,854	3,099,334
		48,999,954
Health Care – Services — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	75,000	2,331,000
Catalent, Inc. (b)	119,000	5,671,540
MEDNAX, Inc. (b)	22,000	497,640
		8,500,180
Household Products & Wares — 0.7%
Avery Dennison Corp.	28,000	3,179,960
Pharmaceuticals — 3.2%
Alkermes PLC (b)	113,000	2,204,630
Amneal Pharmaceuticals, Inc. (b)	76,000	220,400
Ascendis Pharma A/S ADR (b)	6,000	577,920
Elanco Animal Health, Inc. (b)	123,000	3,270,570
Neurocrine Biosciences, Inc. (b)	19,000	1,712,090
Perrigo Co. PLC	63,000	3,521,070
PRA Health Sciences, Inc. (b)	37,000	3,671,510
Sarepta Therapeutics, Inc. (b)	7,000	527,240
		15,705,430
		139,890,635
Energy — 2.3%
Oil & Gas — 2.3%
Cabot Oil & Gas Corp.	88,000	1,546,160
Concho Resources, Inc.	74,000	5,024,600
Continental Resources, Inc. (b)	45,000	1,385,550
Pioneer Natural Resources Co.	21,000	2,641,170
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (b) (c) (d) (e)	21	109,200
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (b) (c) (d) (e)	144	748,800
		11,455,480
		11,455,480
Financial — 7.9%
Banks — 0.9%
Fifth Third Bancorp	73,000	1,998,740
Webster Financial Corp.	49,000	2,296,630
		4,295,370
Diversified Financial Services — 2.4%
Cboe Global Markets, Inc.	37,000	4,251,670
SLM Corp.	112,000	988,400
TD Ameritrade Holding Corp.	127,000	5,930,900
Tradeweb Markets, Inc. Class A	22,000	813,560
		11,984,530
Insurance — 4.0%
Assurant, Inc.	30,000	3,774,600
Axis Capital Holdings Ltd.	30,000	2,001,600
Fidelity National Financial, Inc.	120,000	5,329,200
The Progressive Corp.	19,000	1,467,750
Willis Towers Watson PLC	37,000	7,139,890
		19,713,040
Private Equity — 0.6%
KKR & Co., Inc. Class A	105,000	2,819,250
		38,812,190
Industrial — 20.1%
Aerospace & Defense — 1.7%
L3 Harris Technologies, Inc.	41,000	8,554,240
Building Materials — 0.6%
Martin Marietta Materials, Inc.	11,000	3,015,100
Electronics — 6.4%
Agilent Technologies, Inc.	104,000	7,969,520
Allegion PLC	11,000	1,140,150
FLIR Systems, Inc.	26,000	1,367,340
Fortive Corp.	67,000	4,593,520
Keysight Technologies, Inc. (b)	74,000	7,196,500
National Instruments Corp.	67,000	2,813,330
Sensata Technologies Holding PLC (b)	126,000	6,307,560
		31,387,920
Environmental Controls — 0.5%
Waste Connections, Inc.	26,000	2,392,000
Hand & Machine Tools — 0.7%
Colfax Corp. (b)	122,000	3,545,320
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	48,000	2,746,080
Machinery – Diversified — 4.5%
Cognex Corp.	21,000	1,031,730
Gardner Denver Holdings, Inc. (b)	183,000	5,177,070
IDEX Corp.	37,000	6,063,560
Roper Technologies, Inc.	15,000	5,349,000
Xylem, Inc.	56,000	4,458,720
		22,080,080
Miscellaneous – Manufacturing — 1.6%
Textron, Inc.	163,000	7,980,480
Packaging & Containers — 2.7%
Ball Corp.	138,000	10,047,780
Sealed Air Corp.	75,000	3,113,250
		13,161,030

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	41,000	$4,536,650
		99,398,900
Technology — 12.3%
Semiconductors — 5.1%
Entegris, Inc.	46,000	2,164,760
Marvell Technology Group Ltd.	204,000	5,093,880
Maxim Integrated Products, Inc.	60,000	3,474,600
Microchip Technology, Inc. (a)	86,000	7,990,260
Skyworks Solutions, Inc.	37,000	2,932,250
Xilinx, Inc.	36,000	3,452,400
		25,108,150
Software — 7.2%
Atlassian Corp. PLC Class A (b)	26,000	3,261,440
Black Knight, Inc. (b)	41,000	2,503,460
Ceridian HCM Holding, Inc. (b)	53,000	2,616,610
DocuSign, Inc. (b)	56,000	3,467,520
Fidelity National Information Services, Inc.	37,000	4,912,120
Fiserv, Inc. (b)	60,000	6,215,400
Slack Technologies, Inc. Class A (a) (b)	41,680	989,066
Splunk, Inc. (b)	30,000	3,535,800
SS&C Technologies Holdings, Inc	34,000	1,753,380
Veeva Systems, Inc. Class A (b)	5,000	763,450
Workday, Inc. Class A (b)	34,000	5,778,640
		35,796,886
		60,905,036
Utilities — 2.1%
Electric — 1.7%
Eversource Energy	38,000	3,247,860
Sempra Energy	37,000	5,461,570
		8,709,430
Gas — 0.4%
Atmos Energy Corp.	16,000	1,822,240
		10,531,670

TOTAL COMMON STOCK (Cost $336,446,198)		462,469,019

PREFERRED STOCK — 0.3%
Communications — 0.2%
Internet — 0.2%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	1,915	744,265
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $677,088) (b) (c) (d) (e)	50	20,895
		765,160
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
WeWork Companies, Inc., Series D 1 (Acquired 12/09/14, Cost $369,606) (b) (c) (d) (e)	22,197	378,015
WeWork Companies, Inc., Series D 2 (Acquired 12/09/14, Cost $290,396) (b) (c) (d) (e)	17,440	297,003
		675,018

TOTAL PREFERRED STOCK (Cost $1,357,985)		1,440,178

TOTAL EQUITIES (Cost $337,804,183)		463,909,197

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (f)	4,688,018	4,688,018

TOTAL MUTUAL FUNDS (Cost $4,688,018)		4,688,018

TOTAL LONG-TERM INVESTMENTS (Cost $342,492,201)		468,597,215

SHORT-TERM INVESTMENTS — 6.0%
Mutual Fund — 4.1%
T. Rowe Price Treasury Reserve Fund	20,245,098	20,245,098

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (g)	$9,474,587	9,474,587

TOTAL SHORT-TERM INVESTMENTS (Cost $29,719,685)		29,719,685

TOTAL INVESTMENTS — 101.0% (Cost $372,211,886) (h)		498,316,900

Other Assets/(Liabilities) — (1.0)%		(4,852,647)

NET ASSETS — 100.0%		$493,464,253

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $4,585,741 or 0.93% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $2,368,546 or 0.48% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2019, these securities amounted to a value of $2,368,546 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $9,474,837. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $9,668,877.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.7%
Basic Materials — 0.7%
Forest Products & Paper — 0.7%
Mondi PLC	156,514	$2,997,009
Consumer, Cyclical — 12.9%
Airlines — 1.5%
Southwest Airlines Co.	121,450	6,559,515
Auto Manufacturers — 1.7%
Honda Motor Co. Ltd. Sponsored ADR	160,642	4,189,543
PACCAR, Inc.	43,184	3,023,312
		7,212,855
Auto Parts & Equipment — 1.3%
Aptiv PLC	22,395	1,957,771
BorgWarner, Inc.	100,483	3,685,716
		5,643,487
Food Services — 0.9%
Sodexo SA	35,089	3,941,693
Home Builders — 1.7%
PulteGroup, Inc.	119,380	4,363,339
Thor Industries, Inc.	50,586	2,865,191
		7,228,530
Leisure Time — 0.9%
Carnival Corp.	90,251	3,944,871
Retail — 4.9%
Advance Auto Parts, Inc.	37,110	6,137,994
Genuine Parts Co.	45,966	4,577,754
MSC Industrial Direct Co., Inc. Class A	92,619	6,717,656
Target Corp.	30,228	3,231,676
		20,665,080
		55,196,031
Consumer, Non-cyclical — 17.2%
Foods — 5.8%
Conagra Brands, Inc.	120,687	3,702,677
The J.M. Smucker Co.	25,315	2,785,156
Kellogg Co.	36,464	2,346,458
Koninklijke Ahold Delhaize NV	176,254	4,409,074
Mondelez International, Inc. Class A	34,674	1,918,166
Orkla ASA	556,603	5,067,727
Sysco Corp.	55,446	4,402,413
		24,631,671
Health Care – Products — 5.6%
Henry Schein, Inc. (a)	57,927	3,678,365
Hologic, Inc. (a)	63,212	3,191,574
Siemens Healthineers AG (b)	98,134	3,860,721
Zimmer Biomet Holdings, Inc.	96,607	13,261,243
		23,991,903
Health Care – Services — 2.6%
Quest Diagnostics, Inc.	63,172	6,761,299
Universal Health Services, Inc. Class B	28,388	4,222,715
		10,984,014
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	26,887	3,819,298
Pharmaceuticals — 2.3%
Cardinal Health, Inc.	119,327	5,631,041
McKesson Corp.	31,973	4,369,430
		10,000,471
		73,427,357
Energy — 3.9%
Oil & Gas — 2.2%
ConocoPhillips	57,846	3,296,065
Imperial Oil Ltd.	84,315	2,195,621
Noble Energy, Inc.	160,770	3,610,894
		9,102,580
Oil & Gas Services — 1.7%
Baker Hughes a GE Co.	173,846	4,033,227
Schlumberger Ltd.	95,793	3,273,247
		7,306,474
		16,409,054
Financial — 27.5%
Banks — 13.4%
BB&T Corp.	189,625	10,120,286
Comerica, Inc.	90,396	5,965,232
Commerce Bancshares, Inc.	79,721	4,835,079
First Hawaiian, Inc.	199,312	5,321,630
M&T Bank Corp.	32,594	5,148,874
Northern Trust Corp.	140,765	13,136,190
Prosperity Bancshares, Inc.	34,963	2,469,437
State Street Corp.	66,995	3,965,434
UMB Financial Corp.	54,067	3,491,647
Westamerica Bancorp.	46,417	2,886,209
		57,340,018
Diversified Financial Services — 1.5%
Ameriprise Financial, Inc.	45,244	6,655,392
Insurance — 6.0%
Aflac, Inc.	67,990	3,557,237
Arthur J Gallagher & Co.	12,988	1,163,335
Brown & Brown, Inc.	57,158	2,061,117
Chubb Ltd.	36,564	5,902,892
Globe Life, Inc. (a)	17,865	1,710,752
ProAssurance Corp.	104,224	4,197,101

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc. Class A	33,003	$5,276,520
The Travelers Cos., Inc.	11,097	1,650,013
		25,518,967
Real Estate Investment Trusts (REITS) — 5.6%
Empire State Realty Trust, Inc. Class A	222,221	3,171,094
MGM Growth Properties LLC Class A	146,675	4,407,584
Piedmont Office Realty Trust, Inc. Class A	186,781	3,899,987
Welltower, Inc.	43,446	3,938,380
Weyerhaeuser Co.	300,125	8,313,462
		23,730,507
Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	305,456	4,209,184
		117,454,068
Industrial — 17.7%
Aerospace & Defense — 0.7%
BAE Systems PLC	451,110	3,160,966
Building Materials — 1.4%
Johnson Controls International PLC	136,299	5,982,163
Electrical Components & Equipment — 5.1%
Emerson Electric Co.	126,845	8,480,857
Hubbell, Inc. Class B	73,246	9,624,524
Schneider Electric SE	40,799	3,578,091
		21,683,472
Electronics — 2.3%
nVent Electric PLC	243,100	5,357,924
TE Connectivity Ltd.	45,942	4,280,876
		9,638,800
Environmental Controls — 0.6%
Republic Services, Inc.	29,183	2,525,789
Machinery – Diversified — 1.7%
Atlas Copco AB Class B	67,448	1,830,185
Cummins, Inc.	32,455	5,279,455
		7,109,640
Miscellaneous – Manufacturing — 2.6%
Eaton Corp. PLC	52,337	4,351,822
IMI PLC	344,073	4,065,604
Textron, Inc.	57,539	2,817,109
		11,234,535
Packaging & Containers — 2.2%
Graphic Packaging Holding Co.	159,486	2,352,418
Packaging Corp. of America	41,504	4,403,574
Sonoco Products Co.	45,693	2,659,790
		9,415,782

Transportation — 1.1%
Heartland Express, Inc.	220,215	4,736,825
		75,487,972
Technology — 5.5%
Computers — 0.7%
HP, Inc.	163,686	3,096,939
Semiconductors — 3.8%
Applied Materials, Inc.	143,247	7,148,025
Maxim Integrated Products, Inc.	93,234	5,399,181
Microchip Technology, Inc.	37,603	3,493,695
		16,040,901
Software — 1.0%
Cerner Corp.	64,086	4,368,743
		23,506,583
Utilities — 10.3%
Electric — 8.3%
Ameren Corp.	56,440	4,518,022
Edison International	65,375	4,930,582
Eversource Energy	41,142	3,516,407
NorthWestern Corp.	66,063	4,958,028
Pinnacle West Capital Corp.	60,251	5,848,565
WEC Energy Group, Inc.	28,576	2,717,578
Xcel Energy, Inc.	136,246	8,841,003
		35,330,185
Gas — 2.0%
Atmos Energy Corp.	36,091	4,110,404
Spire, Inc.	50,010	4,362,872
		8,473,276
		43,803,461

TOTAL COMMON STOCK (Cost $372,693,777)		408,281,535

TOTAL EQUITIES (Cost $372,693,777)		408,281,535

MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
iShares Russell Mid-Cap Value ETF	125,755	11,280,224

TOTAL MUTUAL FUNDS (Cost $10,736,862)		11,280,224

TOTAL LONG-TERM INVESTMENTS (Cost $383,430,639)		419,561,759

The accompanying notes are an integral part of the portfolio of investments.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (c)	$9,798,923	$9,798,923

TOTAL SHORT-TERM INVESTMENTS (Cost $9,798,923)		9,798,923

TOTAL INVESTMENTS — 100.7% (Cost $393,229,562) (d)		429,360,682

Other Assets/(Liabilities) — (0.7)%		(2,925,562)

NET ASSETS — 100.0%		$426,435,120

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $3,860,721 or 0.91% of net assets.
(c)	Maturity value of $9,799,181. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $9,999,132.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/30/19	JPY	14,486,399	USD	135,606	$(746)
Bank of America N.A.	12/30/19	USD	2,714,448	JPY	291,070,227	4,763
Credit Suisse International	12/31/19	USD	13,506,850	EUR	12,120,724	201,132
Goldman Sachs & Co.	12/30/19	NOK	1,020,121	USD	112,340	(44)
Goldman Sachs & Co.	12/30/19	SEK	2,026,743	USD	208,556	(1,370)
Goldman Sachs & Co.	12/30/19	USD	1,819,391	SEK	17,580,589	22,190
Goldman Sachs & Co.	12/30/19	USD	4,481,905	NOK	40,032,982	75,036
JP Morgan Chase Bank N.A.	12/31/19	GBP	177,324	USD	221,149	(2,285)
JP Morgan Chase Bank N.A.	12/31/19	USD	9,023,537	GBP	7,184,345	156,153
Morgan Stanley & Co. LLC	12/31/19	CAD	71,668	USD	54,073	108
Morgan Stanley & Co. LLC	12/31/19	USD	1,975,317	CAD	2,620,890	(6,063)
						$448,874

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Moderate Allocation Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 57.0%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	192,360	$14,940,571
Invesco Oppenheimer V.I. Global Fund/VA, Series I	883,660	33,234,469
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	4,085,384	8,906,137
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	1,054,495	28,745,543
MML Blue Chip Growth Fund, Initial Class (a)	5,165,894	78,004,996
MML Equity Income Fund, Initial Class (a)	8,606,019	90,018,960
MML Equity Index Fund, Class III (a)	185,620	5,512,901
MML Focused Equity Fund, Class II (a)	17,899,023	115,269,710
MML Foreign Fund, Initial Class (a)	7,199,457	67,314,921
MML Fundamental Growth Fund, Class II (a)	4,603,526	42,260,370
MML Fundamental Value Fund, Class II (a)	6,200,540	75,212,555
MML Global Fund, Class I (a)	13,489,426	161,603,320
MML Income & Growth Fund, Initial Class (a)	9,504,863	89,060,568
MML International Equity Fund, Class II (a)	7,766,981	70,601,854
MML Large Cap Growth Fund, Initial Class (a)	2,318,732	23,419,195
MML Mid Cap Growth Fund, Initial Class (a)	5,858,259	87,229,474
MML Mid Cap Value Fund, Initial Class (a)	8,018,225	79,540,796
MML Small Cap Growth Equity Fund, Initial Class (a)	1,022,443	13,137,890
MML Small Company Value Fund, Class II (a)	2,116,432	29,185,595
MML Small/Mid Cap Value Fund, Initial Class (a)	2,468,840	25,675,935
MML Strategic Emerging Markets Fund, Class II (a)	4,436,914	50,137,129
		1,189,012,889
Fixed Income Funds — 43.1%
Invesco Oppenheimer V.I. Global Strategic Income Fund/VA, Series I	6,677,535	32,319,269
MML Dynamic Bond Fund, Class II (a)	19,374,194	197,810,518
MML High Yield Fund, Class II (a)	4,176,432	40,344,334
MML Inflation-Protected and Income Fund, Initial Class (a)	6,250,513	64,567,798
MML Managed Bond Fund, Initial Class (a)	24,361,043	312,048,462
MML Short-Duration Bond Fund, Class II (a)	8,470,892	82,845,322
MML Total Return Bond Fund, Class II (a)	15,908,813	170,542,471
		900,478,174

TOTAL MUTUAL FUNDS (Cost $2,139,267,252)		2,089,491,063

TOTAL LONG-TERM INVESTMENTS (Cost $2,139,267,252)		2,089,491,063

TOTAL INVESTMENTS — 100.1% (Cost $2,139,267,252) (b)		2,089,491,063

Other Assets/(Liabilities) — (0.1)%		(1,629,252)

NET ASSETS — 100.0%		$2,087,861,811

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.7%
Basic Materials — 3.3%
Chemicals — 1.7%
Ingevity Corp. (a)	14,046	$1,191,663
Methanex Corp.	18,771	665,807
Minerals Technologies, Inc.	12,460	661,502
Orion Engineered Carbons SA	39,410	658,541
		3,177,513
Iron & Steel — 1.6%
Carpenter Technology Corp.	55,270	2,855,248
		6,032,761
Communications — 2.1%
Internet — 1.1%
Cardlytics, Inc. (a)	16,056	538,197
DraftKings, Inc. (Acquired 8/22/17, Cost $300,412) (a) (b) (c) (d)	78,904	217,775
Mimecast Ltd. (a)	37,154	1,325,283
Veracode, Inc. (Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (b) (c) (d)	10,688	5,814
		2,087,069
Media — 0.4%
The New York Times Co. Class A	28,357	807,607
Telecommunications — 0.6%
Ciena Corp. (a)	27,421	1,075,726
		3,970,402
Consumer, Cyclical — 15.7%
Airlines — 0.4%
Spirit Airlines, Inc. (a)	18,838	683,819
Apparel — 2.1%
Carter’s, Inc.	17,331	1,580,761
Deckers Outdoor Corp. (a)	5,447	802,670
Skechers U.S.A., Inc. Class A (a)	22,878	854,493
Under Armour, Inc. Class C (a)	42,218	765,412
		4,003,336
Entertainment — 1.5%
Cinemark Holdings, Inc.	28,985	1,119,980
Marriott Vacations Worldwide Corp.	16,752	1,735,675
		2,855,655
Home Builders — 3.3%
Cavco Industries, Inc. (a)	5,179	994,834
Century Communities, Inc. (a)	22,253	681,609
LCI Industries	8,150	748,578
Skyline Champion Corp. (a)	91,186	2,743,787
TRI Pointe Group, Inc. (a)	22,939	345,003
Winnebago Industries, Inc.	16,306	625,335
		6,139,146
Leisure Time — 3.4%
Acushnet Holdings Corp.	90,720	2,395,008
BRP, Inc.	33,624	1,308,312
Lindblad Expeditions Holdings, Inc. (a)	59,672	1,000,103
Planet Fitness, Inc. Class A (a)	14,566	842,934
YETI Holdings, Inc. (a) (e)	25,581	716,268
		6,262,625
Retail — 5.0%
BMC Stock Holdings, Inc. (a)	44,005	1,152,051
The Cheesecake Factory, Inc.	27,711	1,154,995
The Children’s Place, Inc. (e)	10,360	797,616
FirstCash, Inc.	11,231	1,029,546
Five Below, Inc. (a)	7,430	936,923
Floor & Decor Holdings, Inc. Class A (a)	25,302	1,294,197
La-Z-Boy, Inc.	28,114	944,349
Nu Skin Enterprises, Inc. Class A	22,769	968,366
Rush Enterprises, Inc. Class A	25,100	968,358
		9,246,401
		29,190,982
Consumer, Non-cyclical — 23.7%
Beverages — 0.3%
MGP Ingredients, Inc. (e)	11,465	569,581
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc. (a)	9,049	325,673
Amicus Therapeutics, Inc. (a)	68,324	547,958
Apellis Pharmaceuticals, Inc. (a)	22,619	544,892
Arena Pharmaceuticals, Inc. (a)	18,810	860,934
Blueprint Medicines Corp. (a)	10,765	790,904
CRISPR Therapeutics AG (a) (e)	9,737	399,120
CytomX Therapeutics, Inc. (a)	11,343	83,711
Exact Sciences Corp. (a)	12,288	1,110,467
Iovance Biotherapeutics, Inc. (a)	21,997	400,345
Karyopharm Therapeutics, Inc. (a) (e)	32,161	309,389
Orchard Therapeutics plc (a)	35,064	416,560
Sage Therapeutics, Inc. (a)	3,678	515,987
Sangamo Therapeutics, Inc. (a)	106,574	964,495
Ultragenyx Pharmaceutical, Inc. (a)	7,908	338,304
		7,608,739
Commercial Services — 5.1%
2U, Inc. (a)	4,401	71,648
The Brink’s Co.	13,298	1,103,069
Cardtronics PLC Class A (a)	32,758	990,602
Chegg, Inc. (a)	29,618	887,059
Grand Canyon Education, Inc. (a)	6,754	663,243
HMS Holdings Corp. (a)	60,799	2,095,438
Liveramp Holdings, Inc. (a)	18,095	777,361
Monro, Inc.	2,500	197,525

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TriNet Group, Inc. (a)	41,664	$2,591,084
		9,377,029
Foods — 1.2%
Performance Food Group Co. (a)	36,568	1,682,494
Sanderson Farms, Inc.	3,900	590,187
		2,272,681
Health Care – Products — 7.1%
Avanos Medical, Inc. (a)	15,565	583,065
Globus Medical, Inc. Class A (a)	41,866	2,140,190
Haemonetics Corp. (a)	24,499	3,090,304
Hill-Rom Holdings, Inc.	12,255	1,289,593
Insulet Corp. (a)	21,069	3,474,910
iRhythm Technologies, Inc. (a)	6,263	464,151
Penumbra, Inc. (a) (e)	5,518	742,116
Tandem Diabetes Care, Inc. (a)	23,551	1,389,038
		13,173,367
Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a)	16,235	504,584
Amedisys, Inc. (a)	17,152	2,247,083
LHC Group, Inc. (a)	9,444	1,072,461
Molina Healthcare, Inc. (a)	5,308	582,394
		4,406,522
Pharmaceuticals — 3.5%
Aerie Pharmaceuticals, Inc. (a)	12,520	240,634
Ascendis Pharma A/S ADR (a)	4,159	400,595
G1 Therapeutics, Inc. (a)	29,063	662,055
Galapagos NV Sponsored ADR (a) (e)	7,946	1,213,036
Heron Therapeutics, Inc. (a)	17,262	319,347
MyoKardia, Inc. (a)	14,197	740,374
Portola Pharmaceuticals, Inc. (a)	13,539	363,116
PRA Health Sciences, Inc. (a)	11,141	1,105,522
Ra Pharmaceuticals, Inc. (a)	16,631	393,323
Reata Pharmaceuticals, Inc. Class A (a)	3,451	277,081
Revance Therapeutics, Inc. (a)	25,396	330,148
Rhythm Pharmaceuticals, Inc. (a)	12,526	270,436
UroGen Pharma Ltd. (a) (e)	8,713	207,631
		6,523,298
		43,931,217
Energy — 2.8%
Energy – Alternate Sources — 1.4%
First Solar, Inc. (a)	22,034	1,278,192
Pattern Energy Group, Inc. Class A	49,445	1,331,554
		2,609,746
Oil & Gas — 1.4%
Delek US Holdings, Inc.	28,719	1,042,500
Viper Energy Partners LP	52,806	1,461,142
		2,503,642
		5,113,388
Financial — 21.6%
Banks — 5.4%
Ameris Bancorp	29,225	1,176,014
Atlantic Union Bankshares Corp.	60,483	2,252,689
BancorpSouth Bank	68,176	2,018,692
CenterState Bank Corp.	26,204	628,503
First Interstate BancSystem, Inc. Class A	26,609	1,070,746
National Bank Holdings Corp. Class A	31,221	1,067,446
Seacoast Banking Corp. of Florida (a)	37,361	945,607
South State Corp.	11,881	894,639
		10,054,336
Diversified Financial Services — 3.3%
Air Lease Corp.	24,616	1,029,441
Ares Management Corp. Class A	19,421	520,677
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	98,468	2,870,342
PRA Group, Inc. (a)	48,885	1,651,824
		6,072,284
Insurance — 3.0%
Assured Guaranty Ltd.	28,969	1,287,962
James River Group Holdings Ltd.	22,705	1,163,404
Kemper Corp.	13,127	1,023,250
MGIC Investment Corp.	92,037	1,157,825
NMI Holdings, Inc. Class A (a)	36,935	969,913
		5,602,354
Private Equity — 1.2%
Kennedy-Wilson Holdings, Inc.	103,080	2,259,514
Real Estate — 1.3%
McGrath RentCorp	35,588	2,476,569
Real Estate Investment Trusts (REITS) — 6.2%
Agree Realty Corp.	16,291	1,191,687
Brandywine Realty Trust	62,486	946,663
Life Storage, Inc.	9,936	1,047,354
MFA Financial, Inc.	131,636	968,841
NexPoint Residential Trust, Inc.	49,703	2,324,112
PotlatchDeltic Corp.	31,739	1,303,997
PS Business Parks, Inc.	4,868	885,732
Redwood Trust, Inc.	55,206	905,930
Xenia Hotels & Resorts, Inc.	90,408	1,909,417
		11,483,733
Savings & Loans — 1.2%
Sterling Bancorp	110,626	2,219,158
		40,167,948
Industrial — 14.7%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc. (a)	40,772	2,059,394

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.6%
Louisiana-Pacific Corp.	45,602	$1,120,897
Electrical Components & Equipment — 1.0%
EnerSys	28,139	1,855,486
Electronics — 0.5%
Watts Water Technologies, Inc. Class A	9,617	901,401
Engineering & Construction — 1.1%
Argan, Inc.	50,576	1,987,131
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	12,324	951,413
Machinery – Diversified — 2.3%
Chart Industries, Inc. (a)	31,650	1,973,694
Curtiss-Wright Corp.	9,255	1,197,319
SPX FLOW, Inc. (a)	28,988	1,143,867
		4,314,880
Metal Fabricate & Hardware — 2.9%
Advanced Drainage Systems, Inc.	66,686	2,151,957
Rexnord Corp. (a)	121,436	3,284,844
		5,436,801
Miscellaneous – Manufacturing — 3.0%
Actuant Corp. Class A	85,207	1,869,442
Axon Enterprise, Inc. (a)	9,348	530,779
ITT, Inc.	35,770	2,188,766
John Bean Technologies Corp.	8,707	865,737
		5,454,724
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	74,041	1,092,105
Transportation — 0.6%
Kirby Corp. (a)	14,001	1,150,322
Trucking & Leasing — 0.5%
GATX Corp.	12,262	950,673
		27,275,227
Technology — 13.3%
Computers — 2.7%
Endava PLC Sponsored ADR (a)	15,828	599,090
EPAM Systems, Inc. (a)	3,533	644,136
ForeScout Technologies, Inc. (a)	26,137	991,115
Globant SA (a)	4,808	440,316
Rapid7, Inc. (a)	14,035	637,049
Science Applications International Corp.	19,605	1,712,497
		5,024,203
Office & Business Equipment — 0.7%
Zebra Technologies Corp. Class A (a)	6,110	1,260,921
Semiconductors — 3.9%
Cohu, Inc.	56,660	765,193
Entegris, Inc.	46,809	2,202,832
Lattice Semiconductor Corp. (a)	60,159	1,100,007
MKS Instruments, Inc.	5,577	514,646
Tower Semiconductor Ltd. (a)	135,123	2,599,766
		7,182,444
Software — 6.0%
Bandwidth, Inc. Class A (a)	20,142	1,311,446
Castlight Health, Inc. Class B (a)	110,900	156,369
Cloudera, Inc. (a) (e)	66,284	587,276
Fair Isaac Corp. (a)	2,204	668,958
Five9, Inc. (a)	33,456	1,797,926
Guidewire Software, Inc. (a)	9,748	1,027,244
HubSpot, Inc. (a)	9,203	1,395,267
Omnicell, Inc. (a)	38,522	2,783,985
SailPoint Technologies Holding, Inc. (a)	29,402	549,523
SVMK, Inc. (a)	51,700	884,070
		11,162,064
		24,629,632
Utilities — 0.5%
Electric — 0.5%
Black Hills Corp.	12,522	960,813

TOTAL COMMON STOCK (Cost $160,637,136)		181,272,370

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (b) (c) (d)	4,027	155,805
Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $266,732) (a) (b) (c) (d)	22,966	222,081

TOTAL PREFERRED STOCK (Cost $450,987)		377,886

TOTAL EQUITIES (Cost $161,088,123)		181,650,256

MUTUAL FUNDS — 3.1%
Diversified Financial Services — 3.1%
iShares Russell 2000 Index Fund	5,654	855,677
State Street Navigator Securities Lending Prime Portfolio (f)	4,840,566	4,840,566
		5,696,243
TOTAL MUTUAL FUNDS (Cost $5,729,782)		5,696,243

TOTAL LONG-TERM INVESTMENTS (Cost $166,817,905)		187,346,499

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (g)	$1,404,375	$1,404,375

TOTAL SHORT-TERM INVESTMENTS (Cost $1,404,375)		1,404,375

TOTAL INVESTMENTS — 101.7% (Cost $168,222,280) (h)		188,750,874

Other Assets/(Liabilities) — (1.7)%		(3,169,760)

NET ASSETS — 100.0%		$185,581,114

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2019, these securities amounted to a value of $601,475 or 0.32% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2019, these securities amounted to a value of $601,475 or 0.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $4,719,074 or 2.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $1,404,413. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $1,439,248.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.7%
Chemicals — 1.4%
American Vanguard Corp.	17,500	$274,750
Balchem Corp.	1,100	109,109
Minerals Technologies, Inc.	9,500	504,355
Quaker Chemical Corp.	2,911	460,345
		1,348,559
Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	15,432	325,924
Iron & Steel — 1.4%
Carpenter Technology Corp.	15,300	790,398
Reliance Steel & Aluminum Co.	4,900	488,334
		1,278,732
Mining — 0.6%
Constellium SE (a)	45,187	574,327
		3,527,542
Communications — 3.3%
Internet — 0.5%
Q2 Holdings, Inc. (a)	1,900	149,853
Zendesk, Inc. (a)	4,425	322,494
		472,347
Media — 1.8%
Cable One, Inc.	1,082	1,357,585
Scholastic Corp.	9,000	339,840
		1,697,425
Telecommunications — 1.0%
GTT Communications, Inc. (a) (b)	15,900	149,778
Harmonic, Inc. (a)	122,331	804,938
		954,716
		3,124,488
Consumer, Cyclical — 7.5%
Apparel — 0.8%
Steven Madden Ltd.	20,597	737,167
Auto Manufacturers — 0.3%
Blue Bird Corp. (a)	16,600	315,981
Auto Parts & Equipment — 1.5%
Dorman Products, Inc. (a)	9,120	725,405
Garrett Motion, Inc. (a)	33,024	328,919
Visteon Corp. (a)	3,800	313,652
		1,367,976
Distribution & Wholesale — 1.2%
Pool Corp.	5,643	1,138,193
Entertainment — 0.3%
Marriott Vacations Worldwide Corp.	3,042	315,182
Home Builders — 1.5%
Cavco Industries, Inc. (a)	4,625	888,416
LCI Industries	6,196	569,103
		1,457,519
Lodging — 0.6%
The St. Joe Co. (a)	34,711	594,599
Retail — 1.0%
Beacon Roofing Supply, Inc. (a)	12,800	429,184
Express, Inc. (a)	31,000	106,640
Lumber Liquidators Holdings, Inc. (a) (b)	12,841	126,741
Papa John’s International, Inc.	681	35,650
Red Robin Gourmet Burgers, Inc. (a)	7,300	242,798
		941,013
Textiles — 0.3%
Culp, Inc.	15,868	258,648
		7,126,278
Consumer, Non-cyclical — 15.3%
Biotechnology — 0.4%
10X Genomics, Inc. Class A (a)	699	35,229
Cara Therapeutics, Inc. (a) (b)	8,361	152,839
Radius Health, Inc. (a)	5,100	131,325
Ultragenyx Pharmaceutical, Inc. (a)	1,506	64,427
		383,820
Commercial Services — 6.4%
Aaron’s, Inc.	20,259	1,301,843
American Public Education, Inc. (a)	9,043	202,021
The Brink’s Co.	4,000	331,800
Clarivate Analytics PLC (a)	14,553	245,509
FTI Consulting, Inc. (a)	11,614	1,230,968
Green Dot Corp. Class A (a)	8,198	206,999
Huron Consulting Group, Inc. (a)	5,549	340,376
I3 Verticals, Inc. Class A (a)	15,700	315,884
Monro, Inc.	6,263	494,840
Rosetta Stone, Inc. (a)	20,275	352,785
Strategic Education, Inc.	7,599	1,032,552
		6,055,577
Foods — 2.9%
Grocery Outlet Holding Corp. (a)	3,240	112,363
The Hain Celestial Group, Inc. (a)	4,400	94,490
Nomad Foods Ltd. (a)	62,541	1,282,091
Post Holdings, Inc. (a)	6,937	734,212
The Simply Good Foods Co. (a)	18,010	522,110
		2,745,266
Health Care – Products — 3.4%
Atrion Corp.	1,200	935,004
Avanos Medical, Inc. (a)	17,181	643,600
Envista Holdings Corp. (a)	15,720	438,274

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quidel Corp. (a)	11,921	$731,353
West Pharmaceutical Services, Inc.	3,829	543,029
		3,291,260
Health Care – Services — 1.7%
The Ensign Group, Inc.	14,499	687,688
Molina Healthcare, Inc. (a)	2,088	229,095
Select Medical Holdings Corp. (a)	41,000	679,370
		1,596,153
Pharmaceuticals — 0.5%
Momenta Pharmaceuticals, Inc. (a)	21,647	280,545
Xencor, Inc. (a)	6,200	209,126
		489,671
		14,561,747
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Conyers Park II Acquisition Corp. (a)	13,136	139,636
Energy — 5.2%
Energy – Alternate Sources — 0.5%
REX American Resources Corp. (a)	6,087	464,621
Oil & Gas — 2.5%
Delek US Holdings, Inc.	5,200	188,760
Jagged Peak Energy, Inc. (a) (b)	28,942	210,119
Kimbell Royalty Partners LP	17,095	251,467
Kosmos Energy Ltd.	51,191	319,432
Magnolia Oil & Gas Corp. Class A (a) (b)	30,400	337,440
Matador Resources Co. (a)	27,507	454,691
WPX Energy, Inc. (a)	60,246	638,005
		2,399,914
Oil & Gas Services — 2.2%
Apergy Corp. (a)	14,800	400,340
Dril-Quip, Inc. (a)	5,300	265,954
Frank’s International NV (a) (b)	44,065	209,309
Keane Group, Inc. (a)	68,785	416,837
Liberty Oilfield Services, Inc. Class A (b)	9,959	107,856
TETRA Technologies, Inc. (a)	171,500	344,715
Thermon Group Holdings, Inc. (a)	14,800	340,104
		2,085,115
		4,949,650
Financial — 36.0%
Banks — 17.6%
Atlantic Capital Bancshares, Inc. (a)	14,534	252,020
BankUnited, Inc.	30,400	1,022,048
BOK Financial Corp.	5,944	470,468
CenterState Bank Corp.	26,100	626,008
Columbia Banking System, Inc.	24,700	911,430
CrossFirst Bankshares, Inc. (a)	12,083	172,847
East West Bancorp, Inc.	11,526	510,487
FB Financial Corp.	15,885	596,482
Glacier Bancorp, Inc.	18,390	744,059
Harborone Bancorp, Inc. (a)	37,300	375,424
Heritage Commerce Corp.	24,099	283,284
Heritage Financial Corp.	15,409	415,427
Home BancShares, Inc.	76,534	1,438,456
Hope Bancorp, Inc.	35,000	501,900
Howard Bancorp, Inc. (a)	16,942	282,762
Live Oak Bancshares, Inc.	13,622	246,558
National Bank Holdings Corp. Class A	22,300	762,437
Origin Bancorp, Inc.	10,343	348,973
PCSB Financial Corp.	16,957	338,970
Pinnacle Financial Partners, Inc.	15,165	860,614
Ponce de Leon Federal Bank (a)	18,784	264,103
Popular, Inc.	13,300	719,264
Prosperity Bancshares, Inc.	10,912	770,715
Sterling Bancorp, Inc.	25,001	244,010
SVB Financial Group (a)	1,177	245,934
Texas Capital Bancshares, Inc. (a)	10,100	551,965
Towne Bank	33,067	919,428
Webster Financial Corp.	15,975	748,748
Western Alliance Bancorp	12,500	576,000
Wintrust Financial Corp.	8,100	523,503
		16,724,324
Diversified Financial Services — 2.2%
Cboe Global Markets, Inc.	2,321	266,706
Houlihan Lokey, Inc.	14,226	641,593
PennyMac Financial Services, Inc. (a)	26,250	797,475
SLM Corp.	5,600	49,420
Virtus Investment Partners, Inc.	3,400	375,938
		2,131,132
Insurance — 3.8%
Assured Guaranty Ltd.	5,882	261,514
Axis Capital Holdings Ltd.	3,696	246,597
Employers Holdings, Inc.	10,138	441,814
James River Group Holdings Ltd.	1,900	97,356
Palomar Holdings, Inc. (a)	3,684	145,223
ProAssurance Corp.	14,875	599,016
Radian Group, Inc.	34,110	779,073
Safety Insurance Group, Inc.	4,600	466,118
State Auto Financial Corp.	17,306	560,541
		3,597,252
Real Estate — 0.7%
McGrath RentCorp	10,267	714,481
Real Estate Investment Trusts (REITS) — 9.7%
Acadia Realty Trust	14,185	405,407
American Campus Communities, Inc.	10,891	523,639
Cedar Realty Trust, Inc.	153,212	459,636
Douglas Emmett, Inc.	10,500	449,715
EastGroup Properties, Inc.	6,497	812,255

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Healthcare Realty Trust, Inc.	25,797	$864,200
JBG SMITH Properties	20,935	820,861
Kilroy Realty Corp.	6,147	478,790
PotlatchDeltic Corp.	18,488	759,579
PS Business Parks, Inc.	4,933	897,559
QTS Realty Trust, Inc. Class A	3,614	185,796
Saul Centers, Inc.	10,300	561,453
Sunstone Hotel Investors, Inc.	49,700	682,878
Terreno Realty Corp.	21,162	1,081,167
Washington Real Estate Investment Trust	9,700	265,392
		9,248,327
Savings & Loans — 2.0%
Meridian Bancorp, Inc.	33,560	629,250
WSFS Financial Corp.	29,405	1,296,760
		1,926,010
		34,341,526
Industrial — 15.3%
Aerospace & Defense — 1.2%
Triumph Group, Inc.	50,775	1,161,732
Building Materials — 0.8%
Universal Forest Products, Inc.	19,500	777,660
Electrical Components & Equipment — 3.1%
Belden, Inc.	29,806	1,589,852
Littelfuse, Inc.	7,554	1,339,399
		2,929,251
Electronics — 1.9%
Brady Corp. Class A	9,377	497,450
Knowles Corp. (a)	40,509	823,953
Mesa Laboratories, Inc. (b)	1,961	466,267
		1,787,670
Engineering & Construction — 0.9%
Aegion Corp. (a)	40,300	861,614
Environmental Controls — 0.5%
Stericycle, Inc. (a)	10,000	509,300
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	4,044	441,241
Machinery – Construction & Mining — 0.1%
SPX Corp. (a)	2,100	84,021
Machinery – Diversified — 0.3%
Cactus, Inc. Class A (a)	10,817	313,044
Metal Fabricate & Hardware — 1.7%
CIRCOR International, Inc. (a)	16,729	628,174
Helios Technologies, Inc.	13,261	537,999
RBC Bearings, Inc. (a)	2,763	458,409
		1,624,582
Miscellaneous – Manufacturing — 1.6%
ESCO Technologies, Inc.	10,500	835,380
Myers Industries, Inc.	39,894	704,129
		1,539,509
Transportation — 2.7%
Genesee & Wyoming, Inc. Class A (a)	2,293	253,399
International Seaways, Inc. (a)	26,749	515,186
Kirby Corp. (a)	5,050	414,908
Landstar System, Inc.	10,000	1,125,800
Universal Logistics Holdings, Inc.	11,199	260,713
		2,570,006
		14,599,630
Technology — 5.3%
Computers — 1.4%
Conduent, Inc. (a)	28,709	178,570
Cubic Corp.	12,783	900,307
Parsons Corp. (a)	9,183	302,855
		1,381,732
Semiconductors — 2.2%
Cabot Microelectronics Corp.	6,010	848,672
Entegris, Inc.	8,062	379,398
MaxLinear, Inc. (a)	21,756	486,900
Rudolph Technologies, Inc. (a)	10,200	268,872
Semtech Corp. (a)	1,402	68,151
		2,051,993
Software — 1.7%
Ceridian HCM Holding, Inc. (a)	13,015	642,550
Cision Ltd. (a)	24,743	190,274
Cloudflare, Inc. (a)	14,195	263,601
Health Catalyst, Inc. (a) (b)	2,144	67,836
Phreesia, Inc. (a) (b)	4,915	119,140
RealPage, Inc. (a)	5,013	315,117
		1,598,518
		5,032,243
Utilities — 6.8%
Electric — 2.6%
MGE Energy, Inc.	5,700	455,259
NorthWestern Corp.	2,737	205,412
PNM Resources, Inc.	25,092	1,306,791
Portland General Electric Co.	9,364	527,849
		2,495,311
Gas — 3.6%
Atmos Energy Corp.	1,700	193,613
Chesapeake Utilities Corp.	12,100	1,153,372
ONE Gas, Inc.	13,201	1,268,748
RGC Resources, Inc.	4,676	136,726
Southwest Gas Holdings, Inc.	7,658	697,184
		3,449,643

The accompanying notes are an integral part of the portfolio of investments.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.6%
California Water Service Group	9,776	$517,444
		6,462,398

TOTAL COMMON STOCK (Cost $74,967,928)		93,865,138

TOTAL EQUITIES (Cost $74,967,928)		93,865,138

MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)	1,661,760	1,661,760

TOTAL MUTUAL FUNDS (Cost $1,661,759)		1,661,760

TOTAL LONG-TERM INVESTMENTS (Cost $76,629,687)		95,526,898

SHORT-TERM INVESTMENTS — 1.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,055	1,055

	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (d)	$1,564,830	1,564,830

TOTAL SHORT-TERM INVESTMENTS (Cost $1,565,885)		1,565,885

TOTAL INVESTMENTS — 101.9% (Cost $78,195,572) (e)		97,092,783

Other Assets/(Liabilities) — (1.9)%		(1,820,543)

NET ASSETS — 100.0%		$95,272,240

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $1,614,896 or 1.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,564,871. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 3/31/23, and an aggregate market value, including accrued interest, of $1,599,164.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 3.1%
Chemicals — 1.5%
Orion Engineered Carbons SA	82,197	$1,373,512
Westlake Chemical Corp.	25,274	1,655,952
		3,029,464
Iron & Steel — 0.9%
Carpenter Technology Corp.	32,594	1,683,806
Mining — 0.7%
Alcoa Corp. (a)	66,380	1,332,247
		6,045,517
Communications — 1.8%
Internet — 0.8%
Criteo SA Sponsored ADR (a)	85,055	1,589,678
Media — 1.0%
Houghton Mifflin Harcourt Co. (a)	157,480	839,368
Sinclair Broadcast Group, Inc. Class A	24,840	1,061,662
		1,901,030
		3,490,708
Consumer, Cyclical — 15.4%
Airlines — 3.6%
Alaska Air Group, Inc.	46,056	2,989,495
Hawaiian Holdings, Inc.	71,714	1,883,210
SkyWest, Inc.	40,289	2,312,588
		7,185,293
Apparel — 1.5%
Capri Holdings Ltd. (a)	41,840	1,387,415
Skechers U.S.A., Inc. Class A (a)	42,178	1,575,348
		2,962,763
Auto Parts & Equipment — 2.6%
Cooper-Standard Holding, Inc. (a)	33,886	1,385,260
Dana, Inc.	123,442	1,782,502
Lear Corp.	17,381	2,049,220
		5,216,982
Home Builders — 2.6%
Lennar Corp. Class A	41,884	2,339,221
Taylor Morrison Home Corp. (a)	103,368	2,681,366
		5,020,587
Leisure Time — 1.8%
Brunswick Corp.	38,671	2,015,533
Callaway Golf Co.	82,491	1,601,150
		3,616,683
Office Furnishings — 0.3%
Steelcase, Inc. Class A	26,594	489,329
Retail — 3.0%
Bloomin’ Brands, Inc.	94,552	1,789,869
The Michaels Cos., Inc. (a)	117,600	1,151,304
Papa John’s International, Inc. (b)	39,310	2,057,879
Signet Jewelers Ltd.	48,680	815,877
		5,814,929
		30,306,566
Consumer, Non-cyclical — 9.7%
Beverages — 1.1%
Cott Corp.	176,804	2,204,746
Commercial Services — 1.9%
Quanta Services, Inc.	58,301	2,203,778
Sotheby’s (a)	29,410	1,675,782
		3,879,560
Foods — 4.2%
The Hain Celestial Group, Inc. (a)	99,609	2,139,103
Nomad Foods Ltd. (a)	133,986	2,746,713
US Foods Holding Corp. (a)	81,350	3,343,485
		8,229,301
Health Care – Services — 2.5%
ICON PLC (a)	14,523	2,139,819
Molina Healthcare, Inc. (a)	17,892	1,963,110
WellCare Health Plans, Inc. (a)	3,020	782,693
		4,885,622
		19,199,229
Energy — 4.3%
Oil & Gas — 1.6%
Cimarex Energy Co.	14,774	708,266
Oasis Petroleum, Inc. (a)	205,120	709,715
QEP Resources, Inc.	218,411	808,121
SM Energy Co.	88,850	860,956
		3,087,058
Oil & Gas Services — 2.7%
Dril-Quip, Inc. (a)	32,524	1,632,054
MRC Global, Inc. (a)	90,535	1,098,190
Oil States International, Inc. (a)	74,390	989,387
Patterson-UTI Energy, Inc.	119,137	1,018,621
RPC, Inc. (b)	110,447	619,608
		5,357,860
		8,444,918
Financial — 36.4%
Banks — 9.9%
Associated Banc-Corp.	109,567	2,218,732
BankUnited, Inc.	78,865	2,651,441
Comerica, Inc.	34,290	2,262,797
Synovus Financial Corp.	75,050	2,683,788
Texas Capital Bancshares, Inc. (a)	37,544	2,051,780
Umpqua Holdings Corp.	149,238	2,456,458

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	46,443	$2,176,783
Zions Bancorp NA	67,775	3,017,343
		19,519,122
Diversified Financial Services — 0.8%
OneMain Holdings, Inc.	43,338	1,589,638
Insurance — 10.3%
American Financial Group, Inc.	24,261	2,616,549
Essent Group Ltd.	45,277	2,158,355
Everest Re Group Ltd.	11,138	2,963,710
First American Financial Corp.	29,904	1,764,635
The Hanover Insurance Group, Inc.	12,280	1,664,431
Kemper Corp.	27,071	2,110,184
Old Republic International Corp.	83,533	1,968,873
Reinsurance Group of America, Inc.	21,456	3,430,385
Selective Insurance Group, Inc.	21,667	1,629,142
		20,306,264
Real Estate Investment Trusts (REITS) — 14.2%
American Campus Communities, Inc.	56,902	2,735,848
Americold Realty Trust	57,570	2,134,120
Camden Property Trust	25,462	2,826,537
Cousins Properties, Inc.	61,734	2,320,581
CubeSmart	89,460	3,122,154
Easterly Government Properties, Inc.	81,258	1,730,795
Empire State Realty Trust, Inc. Class A	158,294	2,258,855
MGM Growth Properties LLC Class A	82,737	2,486,247
Park Hotels & Resorts, Inc.	79,944	1,996,202
STAG Industrial, Inc.	90,270	2,661,160
Sun Communities, Inc.	24,064	3,572,301
		27,844,800
Savings & Loans — 1.2%
Sterling Bancorp	119,920	2,405,595
		71,665,419
Industrial — 12.9%
Aerospace & Defense — 1.1%
AAR Corp.	51,296	2,113,908
Building Materials — 1.1%
Masonite International Corp. (a)	38,491	2,232,478
Electrical Components & Equipment — 1.7%
Belden, Inc.	21,431	1,143,130
EnerSys	32,942	2,172,195
		3,315,325
Electronics — 2.0%
Avnet, Inc.	48,593	2,161,659
TTM Technologies, Inc. (a)	146,906	1,791,519
		3,953,178
Engineering & Construction — 0.6%
Tutor Perini Corp. (a)	81,340	1,165,602
Hand & Machine Tools — 1.5%
Kennametal, Inc.	54,441	1,673,516
Regal Beloit Corp.	17,211	1,253,822
		2,927,338
Machinery – Construction & Mining — 0.7%
Terex Corp.	50,570	1,313,303
Miscellaneous – Manufacturing — 0.8%
Trinseo SA	39,260	1,686,217
Packaging & Containers — 1.9%
Graphic Packaging Holding Co.	134,977	1,990,911
Sealed Air Corp.	44,359	1,841,342
		3,832,253
Transportation — 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	21,230	535,633
Hub Group, Inc. Class A (a)	19,668	914,562
Knight-Swift Transportation Holdings, Inc.	41,950	1,522,785
		2,972,980
		25,512,582
Technology — 11.1%
Computers — 4.7%
Amdocs Ltd.	40,528	2,679,306
Genpact Ltd.	46,690	1,809,238
NCR Corp. (a)	89,870	2,836,297
NetScout Systems, Inc. (a)	79,610	1,835,807
		9,160,648
Semiconductors — 3.3%
Cypress Semiconductor Corp.	96,787	2,259,008
Kulicke & Soffa Industries, Inc.	95,358	2,239,006
MaxLinear, Inc. (a)	87,752	1,963,890
		6,461,904
Software — 3.1%
CommVault Systems, Inc. (a)	41,911	1,873,841
Nuance Communications, Inc. (a)	157,868	2,574,827
Verint Systems, Inc. (a)	40,923	1,750,686
		6,199,354
		21,821,906
Utilities — 4.4%
Electric — 3.5%
Alliant Energy Corp.	58,764	3,169,142
Black Hills Corp.	23,872	1,831,699
PNM Resources, Inc.	36,355	1,893,368
		6,894,209

The accompanying notes are an integral part of the portfolio of investments.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.9%
Southwest Gas Holdings, Inc.	20,120	$1,831,725
		8,725,934

TOTAL COMMON STOCK (Cost $193,682,694)		195,212,779

TOTAL EQUITIES (Cost $193,682,694)		195,212,779

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)	2,710,723	2,710,723

TOTAL MUTUAL FUNDS (Cost $2,710,723)		2,710,723

TOTAL LONG-TERM INVESTMENTS (Cost $196,393,417)		197,923,502

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (d)	$2,496,653	2,496,653

TOTAL SHORT-TERM INVESTMENTS (Cost $2,496,653)		2,496,653

TOTAL INVESTMENTS — 101.7% (Cost $198,890,070) (e)		200,420,155

Other Assets/(Liabilities) — (1.7)%		(3,416,679)

NET ASSETS — 100.0%		$197,003,476

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $2,650,661 or 1.35% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).

(d)	Maturity value of $2,496,719. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $2,550,592.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.1%

BANK LOANS — 0.3%
Advertising — 0.0%
Lamar Media Corp., 2018 Term Loan B, 1 mo. LIBOR + 1.750%
3.813% VRN 3/14/25	$98,500	$98,808
Diversified Financial Services — 0.3%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750%
3.854% VRN 10/06/23	888,333	890,714

TOTAL BANK LOANS (Cost $987,352)		989,522

CORPORATE DEBT — 26.4%
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc.
4.400% 6/15/28 (a)	640,000	719,003
Agriculture — 0.4%
BAT Capital Corp.
4.390% 8/15/37	400,000	387,576
4.540% 8/15/47	300,000	287,578
4.758% 9/06/49	385,000	378,014
Reynolds American, Inc.
5.850% 8/15/45	265,000	293,243
		1,346,411
Airlines — 0.5%
Continental Airlines Pass-Through Trust
7.250% 5/10/21	1,481,868	1,488,684
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	323,565	350,419
		1,839,103
Auto Manufacturers — 1.4%
Daimler Finance NA LLC
2.000% 7/06/21 (a)	380,000	377,766
2.200% 10/30/21 (a)	580,000	578,601
Ford Motor Credit Co. LLC
2.425% 6/12/20	575,000	573,562
3 mo. USD LIBOR + .880%
3.220% FRN 10/12/21	405,000	398,104
5.085% 1/07/21	640,000	656,324
5.596% 1/07/22	1,246,000	1,309,078
8.125% 1/15/20	805,000	818,311
General Motors Financial Co., Inc.
2.350% 10/04/19	500,000	500,000
		5,211,746
Banks — 3.1%
Bank of America Corp.
3 mo. USD LIBOR + .370%
2.738% VRN 1/23/22	1,085,000	1,091,143
3 mo. USD LIBOR + .790%
3.004% VRN 12/20/23	1,239,000	1,265,350
3 mo. USD LIBOR + 1.310%
4.271% VRN 7/23/29	248,000	275,870
Citigroup, Inc.
3 mo. USD LIBOR + 0.722%
3.142% VRN 1/24/23	750,000	763,665
The Goldman Sachs Group, Inc.
3 mo. USD LIBOR + 1.201%
3.272% VRN 9/29/25	645,000	665,781
3 mo. USD LIBOR + 1.158%
3.814% VRN 4/23/29	650,000	690,111
JP Morgan Chase & Co.
2.950% 10/01/26	895,000	917,654
3 mo. USD LIBOR + 1.000%
4.023% VRN 12/05/24	530,000	565,122
Lloyds Banking Group PLC
3 mo. USD LIBOR + 1.249%
2.858% VRN 3/17/23	575,000	576,800
3 mo. USD LIBOR + .810%
2.907% VRN 11/07/23	515,000	515,995
3.900% 3/12/24	400,000	418,572
Morgan Stanley 3 mo.
USD LIBOR + .930%
3.208% FRN 7/22/22	510,000	513,881
Santander UK Group Holdings PLC
3 mo. USD LIBOR + 1.080%
3.373% VRN 1/05/24	645,000	655,154
Santander UK PLC
3.400% 6/01/21	1,250,000	1,271,686
Wells Fargo & Co.
3.000% 4/22/26	475,000	487,045
3.550% 9/29/25	725,000	766,234
Wells Fargo Bank NA
3 mo. USD LIBOR + .650%
2.082% VRN 9/09/22	195,000	194,551
		11,634,614
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	600,000	715,936
Anheuser-Busch InBev Worldwide, Inc.
4.000% 4/13/28	435,000	479,754
Bacardi Ltd.
4.700% 5/15/28 (a)	195,000	212,973
5.300% 5/15/48 (a)	210,000	240,584
		1,649,247
Biotechnology — 0.5%
Amgen, Inc.
4.400% 5/01/45	500,000	565,042

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp.
3.900% 2/20/28	$440,000	$481,960
5.000% 8/15/45	750,000	940,431
		1,987,433
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	570,000	650,493
Commercial Services — 0.2%
IHS Markit Ltd.
4.000% 3/01/26 (a)	253,000	266,409
4.750% 2/15/25 (a)	120,000	130,200
4.750% 8/01/28	385,000	427,928
		824,537
Computers — 0.3%
Apple, Inc.
4.650% 2/23/46	850,000	1,068,792
Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc.
5.000% 7/01/25 (a)	113,000	116,817
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 5/15/21	490,000	505,865
Air Lease Corp.
3.500% 1/15/22	575,000	589,739
4.750% 3/01/20	855,000	863,203
GE Capital International Funding Co. Unlimited Co.
2.342% 11/15/20	1,095,000	1,092,358
4.418% 11/15/35	2,295,000	2,401,760
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	160,000	165,568
5.250% 8/15/22 (a)	400,000	421,560
5.500% 2/15/24 (a)	170,000	183,668
Raymond James Financial, Inc.
4.950% 7/15/46	400,000	477,923
		6,701,644
Electric — 2.5%
AEP Transmission Co. LLC
3.100% 12/01/26	855,000	893,976
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,118,964
Duquesne Light Holdings, Inc.
6.400% 9/15/20 (a)	1,000,000	1,035,083
Jersey Central Power & Light Co.
4.700% 4/01/24 (a)	800,000	873,774
6.400% 5/15/36	425,000	553,185
LG&E & KU Energy LLC
4.375% 10/01/21	1,200,000	1,239,223
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,754,118
NextEra Energy Capital Holdings, Inc. 3 mo. USD LIBOR + .480%
2.767% FRN 5/04/21	2,000,000	2,003,076
		9,471,399
Entertainment — 0.1%
Churchill Downs, Inc.
4.750% 1/15/28 (a)	80,000	82,000
5.500% 4/01/27 (a)	242,000	256,786
		338,786
Foods — 1.0%
Campbell Soup Co.
3.300% 3/15/21	650,000	659,377
Kraft Heinz Foods Co.
3.750% 4/01/30 (a)	1,000,000	1,009,338
3.950% 7/15/25	500,000	523,361
4.375% 6/01/46	30,000	28,642
4.875% 10/01/49 (a)	955,000	964,310
5.000% 6/04/42	150,000	154,647
5.200% 7/15/45	150,000	157,690
The Kroger Co.
5.400% 1/15/49	225,000	266,331
		3,763,696
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	595,000	769,093
Southern Co. Gas Capital Corp.
2.450% 10/01/23	100,000	100,332
		869,425
Health Care – Products — 0.5%
Becton Dickinson and Co.
2.404% 6/05/20	440,000	440,360
2.894% 6/06/22	400,000	406,083
Hologic, Inc.
4.625% 2/01/28 (a)	160,000	165,800
Teleflex, Inc.
4.625% 11/15/27	107,000	111,681
Zimmer Biomet Holdings, Inc. 3 mo. USD LIBOR + .750%
2.914% FRN 3/19/21	655,000	655,012
		1,778,936
Health Care – Services — 1.7%
Aetna, Inc.
2.800% 6/15/23	485,000	490,856
Anthem, Inc.
3.125% 5/15/22	500,000	511,463
3.300% 1/15/23	530,000	548,068
Catalent Pharma Solutions, Inc.
4.875% 1/15/26 (a)	240,000	246,900
Centene Corp.
5.625% 2/15/21	422,000	427,997

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CHS/Community Health Systems, Inc.
8.000% 3/15/26 (a)	$83,000	$82,793
8.625% 1/15/24 (a)	60,000	61,950
Cigna Holding Co.
3.050% 10/15/27	945,000	954,835
Encompass Health Corp.
4.750% 2/01/30	198,000	200,059
HCA, Inc.
5.000% 3/15/24	112,000	122,298
5.125% 6/15/39	230,000	250,856
5.250% 6/15/49	525,000	572,693
Molina Healthcare, Inc.
5.375% STEP 11/15/22	225,000	238,509
Providence St. Joseph Health Obligated Group
2.746% 10/01/26	845,000	850,231
Tenet Healthcare Corp.
4.625% 7/15/24	184,000	189,102
4.875% 1/01/26 (a)	159,000	163,174
5.125% 11/01/27 (a)	268,000	276,938
WellCare Health Plans, Inc.
5.375% 8/15/26 (a)	155,000	165,431
		6,354,153
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	125,460
Spectrum Brands, Inc.
5.750% 7/15/25	245,000	255,655
		381,115
Insurance — 0.3%
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (a)	970,000	1,117,662
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375% 6/01/29 (a)	146,000	155,490
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	810,000	830,406
4.200% 3/15/28	230,000	241,882
6.484% 10/23/45	200,000	243,365
Comcast Corp.
3.999% 11/01/49	500,000	555,306
CSC Holdings LLC
5.500% 5/15/26 (a)	200,000	210,480
Virgin Media Secured Finance PLC
5.250% 1/15/26 (a)	200,000	204,974
		2,441,903
Miscellaneous – Manufacturing — 0.7%
General Electric Co.
5.500% 1/08/20	875,000	881,792
4.625% 1/07/21	1,020,000	1,045,945
6.750% 3/15/32	300,000	377,255
5.875% 1/14/38	244,000	293,382
4.125% 10/09/42	150,000	150,094
		2,748,468
Oil & Gas — 1.2%
Antero Resources Corp.
5.000% 3/01/25 (b)	364,000	296,099
5.125% 12/01/22	176,000	154,660
5.625% 6/01/23	50,000	43,250
Canadian Natural Resources Ltd.
3.850% 6/01/27	171,000	180,012
Diamondback Energy, Inc.
4.750% 11/01/24	16,000	16,380
Gulfport Energy Corp.
6.375% 5/15/25	47,000	33,370
KazMunayGas National Co. JSC
5.375% 4/24/30 (a)	200,000	224,750
Matador Resources Co.
5.875% 9/15/26	105,000	105,200
Noble Energy, Inc.
5.250% 11/15/43	140,000	155,933
Occidental Petroleum Corp.
3.500% 8/15/29	156,000	158,215
Parsley Energy LLC / Parsley Finance Corp.
5.375% 1/15/25 (a)	210,000	212,625
Petrobras Global Finance BV
5.093% 1/15/30 (a)	151,000	157,516
Petroleos Mexicanos
6.500% 1/23/29	400,000	406,760
6.625% 6/15/35	900,000	879,525
7.690% 1/23/50 (a) (b)	375,000	390,938
Range Resources Corp.
4.875% 5/15/25 (b)	157,000	129,525
Shell International Finance BV
4.375% 5/11/45	415,000	501,472
Transocean Guardian Ltd.
5.875% 1/15/24 (a)	135,280	135,618
Transocean Pontus Ltd.
6.125% 8/01/25 (a)	153,970	156,280
Transocean Poseidon Ltd.
6.875% 2/01/27 (a)	54,000	56,160
		4,394,288
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (a)	62,250	63,184

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27 (a)	$96,000	$99,120
		162,304
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.625% 4/28/26 (a)	650,000	668,847
Ball Corp.
4.375% 12/15/20	350,000	357,179
Graphic Packaging International LLC
4.125% 8/15/24	200,000	206,500
Matthews International Corp.
5.250% 12/01/25 (a)	120,000	113,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750% 10/15/20	591,156	592,397
Sealed Air Corp.
5.500% 9/15/25 (a)	190,000	204,725
Silgan Holdings, Inc.
4.750% 3/15/25	250,000	255,625
WRKCo, Inc.
4.900% 3/15/29	385,000	436,354
		2,835,327
Pharmaceuticals — 1.8%
AbbVie, Inc.
3.600% 5/14/25	250,000	260,021
4.450% 5/14/46	39,000	40,397
4.875% 11/14/48	400,000	441,295
Allergan Finance LLC
3.250% 10/01/22	500,000	510,685
Allergan Funding SCS
3.800% 3/15/25	250,000	261,782
Bausch Health Cos., Inc.
5.500% 3/01/23 (a)	28,000	28,350
5.750% 8/15/27 (a)	88,000	95,113
7.000% 3/15/24 (a)	200,000	210,192
Bayer US Finance II LLC
4.375% 12/15/28 (a)	850,000	917,796
4.625% 6/25/38 (a)	485,000	524,706
4.875% 6/25/48 (a)	455,000	502,611
Cigna Corp.
4.125% 11/15/25	800,000	858,956
CVS Health Corp.
5.050% 3/25/48	1,650,000	1,872,632
5.125% 7/20/45	310,000	351,373
		6,875,909
Pipelines — 1.2%
Energy Transfer Operating LP
5.150% 3/15/45	400,000	419,840
Energy Transfer Operating LP
5.500% 6/01/27	254,000	287,349
5.875% 1/15/24	400,000	444,663
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	600,000	641,356
Rockies Express Pipeline LLC
4.950% 7/15/29 (a)	200,000	199,035
5.625% 4/15/20 (a)	381,000	386,239
Ruby Pipeline LLC
6.000% 4/01/22 (a)	590,909	612,111
Sabine Pass Liquefaction LLC
5.750% 5/15/24	290,000	323,237
Sunoco Logistics Partners Operations LP
5.400% 10/01/47	394,000	429,896
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29 (a)	72,000	78,665
TC PipeLines LP
3.900% 5/25/27	500,000	521,283
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	77,963
		4,421,637
Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc.
3.450% 4/30/25	450,000	471,082
American Campus Communities Operating Partnership LP
3.350% 10/01/20	500,000	505,384
3.750% 4/15/23	650,000	676,834
Duke Realty LP
3.875% 2/15/21	1,000,000	1,020,498
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	280,000	281,392
5.250% 6/01/25	230,000	253,352
5.300% 1/15/29	310,000	341,685
5.375% 4/15/26	695,000	764,403
HCP, Inc.
3.875% 8/15/24	500,000	533,485
4.250% 11/15/23	235,000	250,866
Healthcare Realty Trust, Inc.
3.750% 4/15/23	235,000	242,677
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625% 5/01/24	100,000	109,625
SBA Communications Corp.
4.875% 9/01/24	98,000	101,430
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	510,085
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,570,676

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Welltower, Inc.
4.000% 6/01/25	$830,000	$887,032
		8,520,506
Retail — 0.4%
Alimentation Couche-Tard, Inc.
2.700% 7/26/22 (a)	195,000	196,305
eG Global Finance PLC
6.750% 2/07/25 (a)	200,000	195,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750% 6/01/27 (a)	210,000	218,663
Rite Aid Corp.
6.125% 4/01/23 (a)	358,000	284,019
Walgreens Boots Alliance, Inc.
3.800% 11/18/24	400,000	421,833
4.800% 11/18/44	275,000	290,419
		1,606,489
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181%
3.622% VRN 4/26/23 (a)	270,000	275,250
Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.000% 1/15/22	380,000	383,676
NXP BV/NXP Funding LLC
4.125% 6/01/21 (a)	200,000	205,206
		588,882
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (a)	114,000	115,710
IQVIA, Inc.
5.000% 5/15/27 (a)	200,000	209,500
SS&C Technologies, Inc.
5.500% 9/30/27 (a)	185,000	193,330
		518,540
Telecommunications — 1.8%
AT&T, Inc.
3.950% 1/15/25	160,000	170,826
4.350% 6/15/45	250,000	262,714
4.800% 6/15/44	1,300,000	1,437,989
5.250% 3/01/37	425,000	500,189
Intelsat Jackson Holdings SA
5.500% 8/01/23	171,000	159,526
9.750% 7/15/25 (a)	337,000	351,996
Level 3 Financing, Inc.
4.625% 9/15/27 (a)	79,000	79,715
5.375% 5/01/25	149,000	154,333
Sprint Corp.
7.625% 3/01/26	35,000	38,631
7.875% 9/15/23	102,000	112,043
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (a)	322,500	323,709
4.738% 9/20/29 (a)	870,000	924,819
T-Mobile USA, Inc.
4.500% 2/01/26	104,000	107,047
4.750% 2/01/28	119,000	124,533
6.000% 3/01/23	206,000	209,850
6.000% 4/15/24	122,000	126,575
Verizon Communications, Inc.
4.329% 9/21/28	300,000	340,132
5.250% 3/16/37	230,000	284,754
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,171,348
		6,880,729

TOTAL CORPORATE DEBT (Cost $95,287,824)		100,095,244

MUNICIPAL OBLIGATIONS — 1.3%
City of New York NY
5.206% 10/01/31	750,000	905,572
Jersey City Municipal Utilities Authority
5.470% 5/15/27	850,000	968,388
Los Angeles Unified School District
5.755% 7/01/29	1,000,000	1,228,620
New York State Dormitory Authority
5.289% 3/15/33	750,000	932,205
State of California
7.950% 3/01/36	850,000	870,256
		4,905,041

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,946,955)		4,905,041

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.7%
Commercial MBS — 2.2%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (c)	620,000	699,194
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (a)	415,000	465,797
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369% 3/13/35 (a)	420,000	439,541

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.251% 5/10/35 (a)	$340,000	$351,609
COMM Mortgage Trust Series 2016-787S, Class A,
3.545% 2/10/36 (a)	340,000	361,802
Series 2013-300P, Class A1,
4.353% 8/10/30 (a)	325,000	351,572
Core Industrial Trust, Series 2015-CALW, Class A
3.040% 2/10/34 (a)	412,672	421,409
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class A
3.077% 2/10/34 (a)	570,686	583,247
GS Mortgage Securities Corp Trust, Series 2012-ALOH, Class A
3.551% 4/10/34 (a)	370,000	380,551
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (a)	385,000	408,443
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	385,000	414,398
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858% 11/15/45	1,502,304	1,526,619
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/13/49 (a)	490,000	488,992
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (a) (c)	330,000	351,673
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (a) (c)	370,000	398,259
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.393% 11/15/43 (a)	500,000	505,720
		8,148,826
Home Equity ABS — 0.9%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1
2.780% 8/25/36	2,400,000	2,361,007
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
3.068% FRN 10/25/34	1,135,123	1,132,904
		3,493,911
Other ABS — 2.5%
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.629% VRN 10/25/46 (c)	763,426	749,674
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
3.203% FRN 4/15/29 (a)	975,000	973,365
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M2, 1 mo. USD LIBOR + .470%
2.488% FRN 7/25/35	13,783	13,780
LCM XXI LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
3.158% FRN 4/20/28 (a)	740,000	736,933
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750%
3.053% FRN 4/15/29 (a)	750,000	744,133
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
3.103% FRN 1/15/28 (a)	1,000,000	997,444
Magnetite XXI Ltd., Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280%
3.909% FRN 4/20/30 (a)	200,000	200,390
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290%
2.308% FRN 1/25/36	1,895,893	1,858,037
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240%
2.258% FRN 5/25/47	2,223,244	1,828,719
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690%
2.578% FRN 5/25/35	458,546	457,494
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.220%
3.523% FRN 7/17/28 (a)	225,000	225,047
Voya CLO Ltd., Series 2014-3A, Class A1R, 3 mo. USD LIBOR + .720%
2.996% FRN 7/25/26 (a)	551,723	551,724
		9,336,740
Student Loans ABS — 4.4%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
2.845% FRN 7/25/56 (a)	607,587	601,525

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
2.304% FRN 3/28/35	$1,500,000	$1,440,052
Navient Student Loan Trust, Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800%
2.818% FRN 3/25/67 (a)	630,000	627,293
Nelnet Student Loan Trust
Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
2.608% FRN 4/25/46 (a)	1,107,147	1,094,585
Series 2019-4A, Class A, 1 mo. USD LIBOR + .870%
3.039% FRN 9/26/67 (a)	1,000,000	1,000,834
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750%
2.768% FRN 11/25/42 (a)	987,528	981,373
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%
2.279% FRN 9/15/39	2,300,000	2,213,742
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330%
2.606% FRN 1/25/22	887,167	866,012
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650%
2.668% FRN 5/26/26	872,555	851,375
Series 2012-2, Class A, 1 mo. USD LIBOR + .700%
2.718% FRN 1/25/29	1,006,677	988,368
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650%
2.926% FRN 1/25/22	830,935	821,742
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950%
2.968% FRN 9/25/28	852,273	842,342
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100%
3.376% FRN 7/25/23	1,290,461	1,285,728
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500%
3.776% FRN 4/25/23	1,032,891	1,039,026
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%
4.126% FRN 7/25/73	700,000	705,745
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%
4.526% FRN 10/25/83	1,430,000	1,440,411
		16,800,153
WL Collateral CMO — 4.7%
Alternative Loan Trust, Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .300%
2.318% FRN 8/25/35	1,486,627	1,432,662
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
4.043% FRN 6/25/45	1,169,616	1,182,223
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (a) (c)	850,420	846,491
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.218% VRN 3/25/37 (c)	462,623	462,948
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
4.380% FRN 10/25/35	406,506	414,055
CSMC Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (c)	1,747,922	1,851,416
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
4.632% VRN 11/25/35 (c)	515,973	471,241
GS Mortgage-Backed Securities Trust 2018-RPL1, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (a)	1,639,456	1,674,644
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
2.257% FRN 11/19/36	1,890,814	1,693,772
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
2.538% FRN 4/25/35	1,081,657	1,049,610
IndyMac Index Mortgage Loan Trust Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270%
2.288% FRN 10/25/36	1,843,220	1,272,892
Series 2005-AR19, Class A1,
3.594% VRN 10/25/35 (c)	947,362	878,458
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%
3.320% FRN 11/26/46 (a)	672,244	661,293
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070%
3.088% FRN 2/25/35	1,463,788	1,442,887

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%
2.308% FRN 10/25/45	$805,608	$796,119
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330% 2.348% FRN 1/25/45	795,028	777,309
Series 2006-1 Class 3A2, 5.750% 2/25/36	859,324	817,995
Wells Fargo Mortgage Backed Securities Trust Series 2004-DD, Class 2A6, 5.006% VRN 1/25/35 (c)	120,753	120,258
Series 2006-AR8, Class 3A1, 5.017% VRN 4/25/36 (c)	-	-
		17,846,273

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,447,239)		55,625,903

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Oman Government International Bond 5.625% 1/17/28 (a)	200,000	196,787
Russian Foreign Bond 4.750% 5/27/26 (a)	200,000	218,369
		415,156

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $385,300)		415,156

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 34.5%
Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp. Series 4818, Class CA 3.000% 4/15/48	895,015	908,809
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series S8FX, Class A2, 3.291% 3/25/27	1,775,000	1,889,623
Series K158, Class A3, 3.900% 10/25/33	785,000	908,359
Series 4846, Class PA, 4.000% 6/15/47	1,066,694	1,151,244
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 3.250% 4/15/53	1,452,038	1,540,644
Federal National Mortgage Association. REMICS Series 2018-57, Class QA, 3.500% 5/25/46	1,159,471	1,192,058
Series 2018-55, Class PA, 3.500% 1/25/47	674,048	693,585
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	767,159	783,796
3.500% 2/20/49	806,248	823,890
		9,892,008
Pass-Through Securities — 31.9%
Federal Home Loan Mortgage Corp.
Pool #V61427 2.500% 12/01/31	370,752	375,720
Pool #G16598 2.500% 12/01/31	1,435,540	1,454,776
Pool #G18592 3.000% 3/01/31	484,844	497,871
Pool #G18627 3.000% 1/01/32	1,436,132	1,473,372
Pool #G08710 3.000% 6/01/46	349,012	357,494
Pool #G08715 3.000% 8/01/46	2,672,864	2,737,824
Pool #G08726 3.000% 10/01/46	2,547,115	2,609,019
Pool #G08732 3.000% 11/01/46	898,746	920,027
Pool #G08737 3.000% 12/01/46	324,641	332,329
Pool #G08741 3.000% 1/01/47	2,260,946	2,314,482
Pool #G08791 3.000% 12/01/47	880,177	898,818
Pool #G08795 3.000% 1/01/48	692,425	707,090
Pool #G18713 3.500% 11/01/33	517,356	535,713
Pool #G07848 3.500% 4/01/44	2,231,758	2,360,123
Pool #G60023 3.500% 4/01/45	2,303,770	2,435,557
Pool #G08711 3.500% 6/01/46	1,315,409	1,366,404
Pool #G08716 3.500% 8/01/46	1,841,281	1,912,663
Pool #G67700 3.500% 8/01/46	1,260,032	1,326,205
Pool #G08722 3.500% 9/01/46	315,786	328,028
Pool #G08742 3.500% 1/01/47	1,311,382	1,360,582
Pool #G67703 3.500% 4/01/47	1,816,244	1,910,493
Pool #G08757 3.500% 4/01/47	464,963	481,971
Pool #G67706 3.500% 12/01/47	1,742,674	1,832,561
Pool #G67707 3.500% 1/01/48	4,075,727	4,301,238
Pool #G08800 3.500% 2/01/48	171,481	177,004
Pool #G67708 3.500% 3/01/48	3,035,928	3,176,394
Pool #G67710 3.500% 3/01/48	2,693,023	2,807,524
Pool #G08816 3.500% 6/01/48	1,869,493	1,929,701
Pool #G61556 3.500% 8/01/48	1,372,835	1,436,353
Pool #G60344 4.000% 12/01/45	1,460,697	1,561,791
Pool #G67711 4.000% 3/01/48	1,695,210	1,806,178
Pool #G67713 4.000% 6/01/48	1,735,911	1,841,406
Pool #G67718 4.000% 1/01/49	1,694,283	1,794,600
Pool #G08843 4.500% 10/01/48	785,962	829,497
Pool #G08833 5.000% 7/01/48	436,904	468,810
Pool #G08844 5.000% 10/01/48	461,845	495,140
Federal National Mortgage Association
Pool #AM2808 2.700% 3/01/23	375,000	384,215

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL6829 2.827% 5/01/27	$990,896	$1,040,617
Pool #MA1607 3.000% 10/01/33	617,038	635,545
Pool #AM9188 3.120% 6/01/35	780,000	842,038
Pool #FN0039 3.201% 9/01/27	769,922	825,935
Pool #AN7345 3.210% 11/01/37	1,011,566	1,089,478
Pool #AM9623 3.340% 7/01/30	755,000	828,989
Pool #BL2360 3.450% 5/01/34	780,000	868,318
Pool #AB4262 3.500% 1/01/32	587,273	610,983
Pool #MA1512 3.500% 7/01/33	283,917	296,089
Pool #MA1148 3.500% 8/01/42	2,009,540	2,105,113
Pool #CA0996 3.500% 1/01/48	339,179	354,674
Pool #MA3305 3.500% 3/01/48	123,259	127,234
Pool #BL1132 3.730% 1/01/29	920,000	1,041,050
Pool #BL0242 3.820% 11/01/30	1,000,000	1,140,866
Pool #MA1146 4.000% 8/01/42	893,948	956,127
Pool #MA3027 4.000% 6/01/47	984,936	1,031,283
Pool #AS9830 4.000% 6/01/47	1,020,475	1,068,813
Pool #AS9972 4.000% 7/01/47	880,275	921,972
Pool #931504 4.500% 7/01/39	88,472	95,838
Pool #CA1711 4.500% 5/01/48	692,036	732,353
Pool #CA1710 4.500% 5/01/48	2,095,118	2,217,174
Pool #CA2208 4.500% 8/01/48	1,376,646	1,452,113
Pool #986268 5.000% 7/01/38	1,540	1,704
Pool #AD6374 5.000% 5/01/40	24,445	26,865
Pool #AI2733 5.000% 5/01/41	177,692	194,398
Pool #977014 5.500% 5/01/38	31,307	35,188
Pool #985524 5.500% 6/01/38	25,014	28,091
Pool #988578 5.500% 8/01/38	161,496	181,420
Pool #995482 5.500% 1/01/39	124,789	140,138
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	2,126,635	2,188,525
Pool #MA4718 3.000% 9/20/47	250,086	256,973
Pool #MA4836 3.000% 11/20/47	1,974,524	2,028,902
Pool #MA3521 3.500% 3/20/46	834,284	871,040
Pool #MA3597 3.500% 4/20/46	258,652	270,047
Pool #MA3663 3.500% 5/20/46	388,367	405,478
Pool #MA3937 3.500% 9/20/46	314,587	327,758
Pool #MA4127 3.500% 12/20/46	1,062,239	1,104,722
Pool #MA4262 3.500% 2/20/47	1,274,610	1,325,587
Pool #MA4382 3.500% 4/20/47	354,033	368,081
Pool #MA4719 3.500% 9/20/47	481,677	500,339
Pool #MA4837 3.500% 11/20/47	959,560	995,538
Pool #MA4900 3.500% 12/20/47	3,512,664	3,642,173
Pool #MA4653 4.000% 8/20/47	184,745	193,677
Pool #MA4838 4.000% 11/20/47	798,490	835,102
Pool #MA4901 4.000% 12/20/47	358,318	374,607
Pool #MA5078 4.000% 3/20/48	1,482,172	1,544,920
Pool #MA5466 4.000% 9/20/48	1,674,601	1,740,263
Pool #MA5399 4.500% 8/20/48	3,309,650	3,479,662
Pool #MA3666 5.000% 5/20/46	238,436	259,841
Pool #MA4199 5.000% 1/20/47	250,260	273,900
Pool #MA4454 5.000% 5/20/47	486,353	520,440
Pool #MA4722 5.000% 9/20/47	644,446	689,010
Government National Mortgage Association II TBA (d)
Pool #1581 3.000% 5/01/49	6,300,000	6,458,730
Uniform Mortgage-Backed Securities TBA
Pool #7180 3.000% 8/01/33 (d)	50,000	51,102
Pool #1817 3.000% 6/01/49 (d)	14,550,000	14,759,156
Pool #29322 5.000% 10/01/48 (d)	700,000	750,148
		120,645,100

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $127,656,097)		130,537,108

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Inflation Index
0.125% 7/15/24	583,459	582,727
0.250% 7/15/29	4,159,358	4,191,127
0.500% 4/15/24	3,486,494	3,528,223
1.000% 2/15/49	4,041,186	4,534,985
U.S. Treasury Note
1.250% 8/31/24 (b)	16,989,000	16,752,415
1.500% 8/31/21	7,056,000	7,035,879
1.500% 9/30/21	4,935,000	4,923,193
1.500% 9/30/24	20,605,000	20,555,097
1.625% 6/30/21	4,125,000	4,120,327
1.625% 8/15/29	5,672,000	5,647,628
1.750% 6/30/24	2,205,000	2,223,820
1.750% 7/31/24	4,606,000	4,647,112
2.250% 8/15/49	15,772,000	16,223,597
2.875% 5/15/49	2,149,000	2,506,355
		97,472,485

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,992,606)		97,472,485

TOTAL BONDS & NOTES (Cost $380,703,373)		390,040,459

	Number of Shares
MUTUAL FUNDS — 4.7%
Diversified Financial Services — 4.7%
State Street Navigator Securities Lending Prime Portfolio (e)	17,945,583	17,945,583

TOTAL MUTUAL FUNDS (Cost $17,945,583)		17,945,583

TOTAL LONG-TERM INVESTMENTS (Cost $398,648,956)		407,986,042

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/19, 0.950%, due 10/01/19 (f)	$6,839,200	$6,839,200
U.S. Treasury Bill — 1.9%
U.S. Treasury Bill
0.000% 10/01/19	2,500,000	2,500,000
0.000% 10/08/19	1,800,000	1,799,387
0.000% 10/15/19	2,295,000	2,293,487
0.000% 12/26/19 (g)	531,000	528,736
		7,121,610

TOTAL SHORT-TERM INVESTMENTS (Cost $13,960,398)		13,960,810

TOTAL INVESTMENTS — 111.5% (Cost $412,609,354) (h)		421,946,852

Other Assets/(Liabilities) — (11.5)%		(43,589,393)

NET ASSETS — 100.0%		$378,357,459

Abbreviation Legend

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2019, the aggregate market value of these securities amounted to $40,903,638 or 10.81% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2019, was $17,581,538 or 4.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2019.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $6,839,380. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 2/15/23, and an aggregate market value, including accrued interest, of $6,976,021.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/19	112	$24,195,404	$(59,404)
U.S. Treasury Note 5 Year	12/31/19	273	32,651,302	(123,778)
				$(183,182)
Short
Euro-BOBL	12/06/19	53	$(7,893,988)	$57,845

The accompanying notes are an integral part of the portfolio of investments.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)

3-Month USD LIBOR BBA	Quarterly	Fixed 2.26%	Semi-Annually	4/11/22	USD	20,975,000	$327,860	$-	$327,860
3-Month USD LIBOR BBA	Quarterly	Fixed 2.28%	Semi-Annually	5/08/22	USD	10,055,000	163,276	-	163,276
Fixed 2.34%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	4/11/25	USD	8,620,000	(366,265)	-	(366,265)
Fixed 2.37%	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	5/08/25	USD	4,120,000	(181,978)	-	(181,978)
							$(57,107)	$-	$(57,107)

Collateral for swap agreements held by Citibank N.A. amounted to $146,894 in cash at September 30, 2019.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC’s”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of September 30, 2019. The Fundamental Value Fund and Income & Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2019. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2019, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$397,873,011	$8,797,749	*	$888,324	**	$407,559,084
Mutual Funds	81,171	-		-		81,171
Short-Term Investments	1,065	1,878,856		-		1,879,921
Total Investments	$397,955,247	$10,676,605		$888,324		$409,520,176

Equity Income Fund
Asset Investments
Common Stock	$432,184,451	$15,327,980	*	$-		$447,512,431
Preferred Stock	9,310,350	-		-		9,310,350
Corporate Debt	-	2,999,268		-		2,999,268
Mutual Funds	4,550,934	-		-		4,550,934
Short-Term Investments	1,065	7,865,970		-		7,867,035
Total Investments	$446,046,800	$26,193,218		$-		$472,240,018
Liability Derivatives
Futures Contracts	$(8,694)	$-		$-		$(8,694)

Equity Index Fund
Asset Investments
Common Stock	$537,847,195	$-		$-		$537,847,195
Mutual Funds	544,018	-		-		544,018
Short-Term Investments	-	3,809,285		-		3,809,285
Total Investments	$538,391,213	$3,809,285		$-		$542,200,498
Liability Derivatives
Futures Contracts	$(30,545)	$-		$-		$(30,545)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Focused Equity Fund
Asset Investments
Common Stock	$278,170,411	$11,900,194	*	$-	$290,070,605
Short-Term Investments	-	6,155,896		-	6,155,896
Total Investments	$278,170,411	$18,056,090		$-	$296,226,501

Foreign Fund
Asset Investments
Common Stock*
Canada	$14,946,586	$-		$-	$14,946,586
Cayman Islands	2,894,749	9,521,929		-	12,416,678
China	-	6,831,897		-	6,831,897
Denmark	-	2,981,794		-	2,981,794
France	-	44,452,259		-	44,452,259
Germany	-	40,719,712		-	40,719,712
Hong Kong	-	8,042,212		-	8,042,212
Ireland	-	2,274,456		-	2,274,456
Israel	1,093,012	-		-	1,093,012
Italy	-	6,699,415		-	6,699,415
Japan	-	48,520,575		-	48,520,575
Luxembourg	-	5,303,409		-	5,303,409
Netherlands	5,226,848	7,271,341		-	12,498,189
Norway	-	6,083,292		-	6,083,292
Republic of Korea	3,836,900	11,413,901		-	15,250,801
Singapore	-	4,551,718		-	4,551,718
Switzerland	-	8,171,863		-	8,171,863
Taiwan	-	4,962,135		-	4,962,135
United Kingdom	9,717,733	35,286,784		-	45,004,517
Mutual Funds	385,075	-		-	385,075
Short-Term Investments	-	10,615,811		-	10,615,811
Total Investments	$38,100,903	$263,704,503		$-	$301,805,406

Fundamental Growth Fund
Asset Investments
Common Stock	$104,173,789	$1,142,993	*	$-	$105,316,782
Short-Term Investments	-	2,994,109		-	2,994,109
Total Investments	$104,173,789	$4,137,102		$-	$108,310,891

Global Fund
Asset Investments
Common Stock*
Austria	$-	$1,256,067		$-	$1,256,067
Brazil	1,362,717	-		-	1,362,717
Canada	7,559,652	-		-	7,559,652
Cayman Islands	-	699,484		-	699,484
Denmark	-	2,700,079		-	2,700,079
France	-	45,305,410		-	45,305,410
Germany	-	18,296,789		-	18,296,789
Ireland	26,052,555	6,697,201		-	32,749,756
Israel	4,885,562	-		-	4,885,562

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Japan	$-	$12,450,729		$-	$12,450,729
Mexico	1,054,163	-		-	1,054,163
Netherlands	1,414,433	9,111,365		-	10,525,798
Republic of Korea	-	3,265,259		-	3,265,259
Spain	-	4,889,684		-	4,889,684
Sweden	-	8,581,352		-	8,581,352
Switzerland	-	31,429,464		-	31,429,464
Thailand	-	691,751		-	691,751
United Kingdom	7,147,478	29,794,197		-	36,941,675
United States	189,761,135	-		-	189,761,135
Short-Term Investments	-	3,712,111		-	3,712,111
Total Investments	$239,237,695	$178,880,942		$-	$418,118,637

Growth & Income Fund
Asset Investments
Common Stock	$137,246,010	$6,868,565	*	$-	$144,114,575
Mutual Funds	586,800	-		-	586,800
Short-Term Investments	-	876,753		-	876,753
Total Investments	$137,832,810	$7,745,318		$-	$145,578,128

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$3,891,844		$-	$3,891,844
Canada	3,090,227	-		-	3,090,227
Cayman Islands	2,209,854	-		-	2,209,854
Finland	-	1,327,443		-	1,327,443
France	-	20,339,258		-	20,339,258
Germany	-	29,773,516		-	29,773,516
India	-	846,954		-	846,954
Indonesia	-	1,245,396		-	1,245,396
Ireland	5,124,945	-		-	5,124,945
Italy	-	6,862,057		-	6,862,057
Japan	-	8,056,797		-	8,056,797
Mexico	1,298,784	-		-	1,298,784
Netherlands	1,331,624	11,637,764		-	12,969,388
Republic of Korea	-	6,296,695		-	6,296,695
South Africa	-	2,376,134		-	2,376,134
Sweden	-	9,625,512		-	9,625,512
Switzerland	-	14,106,697		-	14,106,697
Taiwan	-	1,955,695		-	1,955,695
United Kingdom	2,905,410	37,729,658		-	40,635,068
Preferred Stock*
Germany	-	435,670		-	435,670
Short-Term Investments	-	2,587,778		-	2,587,778
Total Investments	$15,960,844	$159,094,868		$-	$175,055,712

Asset Derivatives
Forward Contracts	$-	$23,619		$-	$23,619

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Large Cap Growth Fund
Asset Investments
Common Stock	$96,728,274	$3,761,078		$-		$100,489,352
Short-Term Investments	-	1,304,390		-		1,304,390
Total Investments	$96,728,274	$5,065,468		$-		$101,793,742

Managed Volatility Fund
Asset Investments
Common Stock	$152,942,951	$-		$-		$152,942,951
Corporate Debt	-	-		-	+,**	-
Mutual Funds	10,646	-		-		10,646
Purchased Options	802,657	-		-		802,657
Short-Term Investments	-	2,575,576		-		2,575,576
Total Investments	$153,756,254	$2,575,576		$-		$156,331,830

Liability Derivatives
Written Options	$(2,555,805)	$-		$-		$(2,555,805)

Mid Cap Growth Fund
Asset Investments
Common Stock	$461,540,651	$-		$928,368	**	$462,469,019
Preferred Stock	-	-		1,440,178	**	1,440,178
Mutual Funds	4,688,018	-		-		4,688,018
Short-Term Investments	20,245,098	9,474,587		-		29,719,685
Total Investments	$486,473,767	$9,474,587		$2,368,546		$498,316,900

Mid Cap Value Fund
Asset Investments
Common Stock	$375,370,465	$32,911,070	*	$-		$408,281,535
Mutual Funds	11,280,224	-		-		11,280,224
Short-Term Investments	-	9,798,923		-		9,798,923
Total Investments	$386,650,689	$42,709,993		$-		$429,360,682

Asset Derivatives
Forward Contracts	$-	$459,382		$-		$459,382

Liability Derivatives
Forward Contracts	$-	$(10,508)		$-		$(10,508)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$181,048,781	$-		$223,589	**	$181,272,370
Preferred Stock	-	-		377,886	**	377,886
Mutual Funds	5,696,243	-		-		5,696,243
Short-Term Investments	-	1,404,375		-		1,404,375
Total Investments	$186,745,024	$1,404,375		$601,475		$188,750,874

Small Company Value Fund
Asset Investments
Common Stock	$93,865,138	$-		$-		$93,865,138
Mutual Funds	1,661,760	-		-		1,661,760
Short-Term Investments	1,055	1,564,830		-		1,565,885
Total Investments	$95,527,953	$1,564,830		$-		$97,092,783

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small/Mid Cap Value Fund
Asset Investments
Common Stock	$195,212,779	$-	$-	$195,212,779
Mutual Funds	2,710,723	-	-	2,710,723
Short-Term Investments	-	2,496,653	-	2,496,653
Total Investments	$197,923,502	$2,496,653	$-	$200,420,155

Total Return Bond Fund
Asset Investments
Bank Loans	$-	$989,522	$-	$989,522
Corporate Debt	-	100,095,244	-	100,095,244
Municipal Obligations	-	4,905,041	-	4,905,041
Non-U.S. Government Agency Obligations	-	55,625,903	-	55,625,903
Sovereign Debt Obligations	-	415,156	-	415,156
U.S. Government Agency Obligations and Instrumentalities	-	130,537,108	-	130,537,108
U.S. Treasury Obligations	-	97,472,485	-	97,472,485
Mutual Funds	17,945,583	-	-	17,945,583
Short-Term Investments	-	13,960,810	-	13,960,810
Total Investments	$17,945,583	$404,001,269	$-	$421,946,852

Asset Derivatives
Futures Contracts	$57,845	$-	$-	$57,845
Swap Agreements	-	491,136	-	491,136
Total	$57,845	$491,136	$-	$548,981

Liability Derivatives
Futures Contracts	$(183,182)	$-	$-	$(183,182)
Swap Agreements	-	(548,243)	-	(548,243)
Total	$(183,182)	$(548,243)	$-	$(731,425)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.
+	Represents a security at $0 value as of September 30, 2019.

The Funds had no Level 3 transfers at September 30, 2019.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At September 30, 2019, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Income Fund
Liability Derivatives
Futures Contracts	$(8,694)	$-	$-	$(8,694)
Equity Index Fund
Asset Derivatives
Futures Contracts	$(30,545)	$-	$-	$(30,545)
International Equity Fund
Asset Derivatives
Forward Contracts	$-	$23,619	$-	$23,619
Managed Volatility Fund
Asset Derivatives
Purchased Options	$802,657	$-	$-	$802,657
Liability Derivatives
Written Options	$(2,555,805)	$-	$-	$(2,555,805)
Mid Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$459,382	$-	$459,382
Liability Derivatives
Forward Contracts	$-	$(10,508)	$-	$(10,508)
Total Return Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$57,845	$57,845
Swap Agreements	-	-	491,136	491,136
Total Value	$-	$-	$548,981	$548,981
Liability Derivatives
Futures Contracts	$-	$-	$(183,182)	$(183,182)
Swap Agreements	-	-	(548,243)	(548,243)
Total Value	$-	$-	$(731,425)	$(731,425)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2019, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Equity Income Fund	6	$-	$-	-	-
Equity Index Fund	28	-	-	-	-
International Equity Fund	-	1,785,952	-	-	-
Managed Volatility Fund	-	-	-	511	511
Mid Cap Value Fund	-	34,253,171	-	-	-
Total Return Bond Fund	438	-	43,770,000	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, at September 30, 2019.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2019, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Portfolio of Investments (Unaudited) (Continued)

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2019, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account.

Notes to Portfolio of Investments (Unaudited) (Continued)

Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the Allocation Funds, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, and MML American Funds International Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2019, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Funds. Because the Underlying Funds have varied expense and fee levels and each Fund, except MML American Funds Growth Fund and MML American Funds International Fund, may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2019, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$161,030,194	$1,900,331	$(8,657,528)	$(6,757,197)
MML American Funds Core Allocation Fund	974,569,470	20,970,618	(18,165,223)	2,805,395
MML American Funds Growth Fund	180,666,231	818,637	-	818,637
MML American Funds International Fund	59,511,203	1,214,440	-	1,214,440
Balanced Allocation Fund	539,273,331	7,829,373	(16,892,839)	(9,063,466)
Blue Chip Growth Fund	252,854,801	160,290,350	(3,624,975)	156,665,375
Conservative Allocation Fund	411,753,763	7,704,677	(9,952,393)	(2,247,716)
Equity Income Fund	400,780,045	90,463,483	(19,003,510)	71,459,973
Equity Index Fund	353,980,675	203,769,175	(15,549,352)	188,219,823

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Focused Equity Fund	$275,641,371	$22,882,843	$(2,297,713)	$20,585,130
Foreign Fund	305,569,347	23,989,600	(27,753,541)	(3,763,941)
Fundamental Growth Fund	93,461,820	15,322,521	(473,450)	14,849,071
Fundamental Value Fund	178,582,520	18,620,420	(4,404,103)	14,216,317
Global Fund	367,041,515	62,993,571	(11,916,449)	51,077,122
Growth Allocation Fund	1,558,070,418	21,285,926	(69,684,416)	(48,398,490)
Growth & Income Fund	94,001,241	55,438,883	(3,861,996)	51,576,887
Income & Growth Fund	270,236,208	31,596,137	(14,969,076)	16,627,061
International Equity Fund	193,463,045	8,535,929	(26,943,262)	(18,407,333)
Large Cap Growth Fund	69,774,985	34,006,384	(1,987,627)	32,018,757
Managed Volatility Fund	104,295,073	60,000,740	(7,963,983)	52,036,757
Mid Cap Growth Fund	372,211,886	141,934,114	(15,829,100)	126,105,014
Mid Cap Value Fund	393,229,562	52,103,274	(15,972,154)	36,131,120
Moderate Allocation Fund	2,139,267,252	31,680,267	(81,456,456)	(49,776,189)
Small Cap Growth Equity Fund	168,222,280	29,175,608	(8,647,014)	20,528,594
Small Company Value Fund	78,195,572	24,000,769	(5,103,558)	18,897,211
Small/Mid Cap Value Fund	198,890,070	26,952,580	(25,422,495)	1,530,085
Total Return Bond Fund	412,609,354	10,847,639	(1,510,141)	9,337,498

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2019, was as follows:

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	$2,551,637	$321,376	$(1,362,236)	$368,216	$63,925	$1,942,918	#	25,015	$-	$242,110
Invesco Oppenheimer V.I. Global Fund/VA, Series I	3,381,972	738,481	(460,507)	(107,712)	91,731	3,643,965	#	96,888	33,707	532,423
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	3,627,672	155,199	(2,892,018)	332,752	129,628	1,353,233	#	620,749	14,282	70,032
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	3,789,298	716,622	(1,234,821)	174,526	53,646	3,499,271	#	128,367	36,544	550,115
MML Blue Chip Growth Fund, Initial Class	7,492,621	1,404,227	(1,044,037)	227,430	89,748	8,169,989		541,059	-	1,058,674
MML Dynamic Bond Fund, Class II	2,110,207	1,623,479	(314,350)	162,943	2,711	3,584,990		351,125	57,803	-
MML Equity Income Fund, Initial Class	8,137,735	1,870,676	(1,093,931)	692,854	(257,078)	9,350,256		893,906	199,054	801,523
MML Equity Index Fund, Class III	6,491,985	123,255	(6,966,609)	(77,707)	1,051,204	622,128		20,947	18,666	53,716
MML Focused Equity Fund, Class II	2,954,365	10,240,699	(897,468)	2,027,340	(959,305)	13,365,631		2,075,409	35,923	282,534
MML Foreign Fund, Initial Class	7,087,331	1,008,877	(648,571)	158,810	(67,091)	7,539,356		806,348	137,722	114,237
MML Fundamental Growth Fund, Class II	3,631,211	967,554	(664,858)	52,937	(70,900)	3,915,944		426,573	19,772	756,175
MML Fundamental Value Fund, Class II	7,637,762	1,425,445	(775,863)	109,516	(165,586)	8,231,274		678,588	155,185	934,810

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund (Continued)
MML Global Fund, Class I	$7,840,600	$9,981,740	$(1,452,189)	$1,381,124	$(72,798)	$17,678,477		1,475,666	$117,522	$559,866
MML High Yield Fund, Class II	-	1,042,707	(56,711)	2,784	(206)	988,574		102,337	7,936	-
MML Income & Growth Fund, Initial Class	7,974,747	1,361,090	(1,028,157)	1,152,993	(304,491)	9,156,182		977,181	167,937	318,521
MML Inflation-Protected and Income Fund, Initial Class	3,658,525	394,336	(861,533)	248,549	(28,651)	3,411,226		330,225	44,489	-
MML International Equity Fund, Class II	8,134,205	1,066,408	(670,391)	277,808	(33,521)	8,774,509		965,292	169,125	571,152
MML Large Cap Growth Fund, Initial Class	2,769,962	500,443	(546,769)	157,253	(19,415)	2,861,474		283,314	16,944	358,241
MML Managed Bond Fund, Initial Class	3,292,209	3,825,498	(2,067,936)	381,315	16,284	5,447,370		425,266	100,599	-
MML Mid Cap Growth Fund, Initial Class	8,024,717	2,855,963	(1,808,418)	515,364	(27,339)	9,560,287		642,061	2,199	1,378,696
MML Mid Cap Value Fund, Initial Class	7,508,175	1,308,922	(976,578)	821,718	(258,747)	8,403,490		847,126	133,931	826,287
MML Short-Duration Bond Fund, Class II	2,924,442	129,856	(200,429)	62,222	(4,931)	2,911,160		297,665	46,406	-
MML Small Cap Growth Equity Fund, Initial Class	1,389,492	658,527	(204,351)	(43,872)	25,235	1,825,031		142,031	-	323,567
MML Small Company Value Fund, Class II	3,274,681	801,266	(351,718)	65,786	(44,153)	3,745,862		271,636	9,999	530,020
MML Small/Mid Cap Value Fund, Initial Class	2,427,738	442,817	(251,385)	35,454	(46,205)	2,608,419		250,809	16,064	310,632
MML Strategic Emerging Markets Fund, Class II	6,760,669	1,041,259	(667,471)	707,266	85,383	7,927,106		701,514	19,261	-
MML Total Return Bond Fund, Class II	1,883,099	808,486	(306,602)	125,589	(264)	2,510,308		234,170	73,912	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	12,794,289	171,040	(13,252,568)	887,142	(599,903)	-		-	171,040	-
	$139,551,346	$46,986,248	$(43,058,475)	$10,900,400	$(1,351,089)	$153,028,430			$1,806,022	$10,573,331
Balanced Allocation Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	$4,330,133	$509,853	$(2,166,050)	$530,864	$188,625	$3,393,425	#	43,690	$-	$429,454
Invesco Oppenheimer V.I. Global Fund/VA, Series I	8,827,673	1,659,491	(2,700,258)	193,225	(202,656)	7,777,475	#	206,793	86,590	1,367,749
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	11,079,936	1,541,575	(12,232,770)	1,775,030	(92,320)	2,071,451	#	950,207	27,527	134,974
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	8,298,100	1,789,899	(504,262)	204,764	(14,005)	9,774,496	#	358,566	102,855	1,548,364
MML Blue Chip Growth Fund, Initial Class	14,319,625	4,164,814	(2,301,997)	396,912	239,262	16,818,616		1,113,816	-	2,017,756
MML Dynamic Bond Fund, Class II	63,752,628	3,837,681	(10,242,815)	3,793,112	23,642	61,164,248		5,990,622	1,232,694	-
MML Equity Income Fund, Initial Class	16,666,058	4,590,825	(3,347,333)	1,713,208	(752,960)	18,869,798		1,803,996	407,844	1,642,245
MML Equity Index Fund, Class III	15,692,671	243,892	(16,918,608)	(449,758)	2,726,556	1,294,753		43,594	39,345	113,230
MML Focused Equity Fund, Class II	2,687,561	19,089,920	(1,773,458)	1,698,600	(279,621)	21,423,002		3,326,553	55,847	439,233

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund (Continued)
MML Foreign Fund, Initial Class	$14,176,316	$2,646,112	$(2,144,948)	$472,925	$(256,814)	$14,893,591		1,592,897	$275,879	$228,837
MML Fundamental Growth Fund, Class II	9,289,466	2,227,999	(1,423,234)	187,143	(229,318)	10,052,056		1,094,995	51,430	1,966,884
MML Fundamental Value Fund, Class II	15,134,714	3,461,068	(1,982,343)	282,404	(350,130)	16,545,713		1,364,032	297,635	1,792,908
MML Global Fund, Class I	15,989,551	24,271,119	(8,705,032)	2,955,720	(263,322)	34,248,036		2,858,768	264,337	1,259,282
MML High Yield Fund, Class II	13,437,551	2,889,923	(4,209,505)	1,456,686	(573,875)	13,000,780		1,345,836	430,023	-
MML Income & Growth Fund, Initial Class	17,457,908	1,455,065	(2,491,872)	2,533,118	(666,004)	18,288,215		1,951,784	360,129	683,044
MML Inflation-Protected and Income Fund, Initial Class	18,608,638	2,079,219	(1,920,038)	1,286,094	(83,200)	19,970,713		1,933,273	261,605	-
MML International Equity Fund, Class II	12,461,899	3,273,100	(1,439,580)	434,399	(67,052)	14,662,766		1,613,066	286,731	968,320
MML Large Cap Growth Fund, Initial Class	5,951,119	939,545	(1,157,591)	350,589	(36,722)	6,046,940		598,707	36,282	767,097
MML Managed Bond Fund, Initial Class	86,417,649	21,690,440	(16,171,735)	7,069,000	(307,711)	98,697,643		7,705,141	1,781,944	-
MML Mid Cap Growth Fund, Initial Class	12,522,921	5,894,603	(1,843,865)	587,440	40,576	17,201,675		1,155,250	3,638	2,280,663
MML Mid Cap Value Fund, Initial Class	13,551,381	3,727,397	(1,758,023)	1,383,686	(434,315)	16,470,126		1,660,295	266,201	1,642,329
MML Short-Duration Bond Fund, Class II	23,866,311	4,121,659	(2,955,068)	510,064	(40,709)	25,502,257		2,607,593	387,342	-
MML Small Cap Growth Equity Fund, Initial Class	3,193,020	889,332	(1,371,590)	100,628	(51,067)	2,760,323		214,819	-	671,006
MML Small Company Value Fund, Class II	5,608,566	1,143,742	(643,993)	136,177	(79,974)	6,164,518		447,028	16,698	885,065
MML Small/Mid Cap Value Fund, Initial Class	3,547,754	1,910,931	(485,962)	63,015	(77,949)	4,957,789		476,710	24,875	481,021
MML Strategic Emerging Markets Fund, Class II	600,594	4,032,077	(130,600)	16,805	15,041	4,533,917		401,232	4,201	-
MML Total Return Bond Fund, Class II	54,159,581	6,401,341	(10,083,464)	2,789,225	118,513	53,385,196		4,979,962	1,613,246	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	36,229,988	484,452	(37,526,482)	3,645,862	(2,833,820)	-		-	484,452	-
	$507,859,312	$130,967,074	$(150,632,476)	$36,116,937	$(4,341,329)	$519,969,518			$8,799,350	$21,319,461
Conservative Allocation Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	$2,444,532	$336,013	$(1,133,776)	$339,227	$55,241	$2,041,237	#	26,281	$-	$256,933
Invesco Oppenheimer V.I. Global Fund/VA, Series I	6,015,043	1,130,975	(2,630,573)	(29,213)	65,122	4,551,354	#	121,014	55,946	883,704
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	5,246,382	396,738	(5,427,758)	571,278	154,195	940,835	#	431,576	15,309	75,065

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund (Continued)
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	$4,201,052	$927,781	$(407,156)	$118,429	$(9,166)	$4,830,940	#	177,217	$50,889	$766,072
MML Blue Chip Growth Fund, Initial Class	8,639,754	3,894,730	(1,902,669)	117,229	273,044	11,022,088		729,940	-	1,322,091
MML Dynamic Bond Fund, Class II	63,036,979	3,652,760	(13,192,612)	3,661,026	22,658	57,180,811		5,600,471	1,193,823	-
MML Equity Income Fund, Initial Class	11,259,033	3,295,149	(2,750,322)	723,062	(65,792)	12,461,130		1,191,313	262,004	1,054,997
MML Equity Index Fund, Class III	11,881,555	161,934	(12,885,556)	(387,869)	2,120,948	891,012		30,000	27,093	77,971
MML Focused Equity Fund, Class II	2,409,391	14,030,817	(1,312,546)	1,832,725	(503,601)	16,456,786		2,555,402	44,941	353,461
MML Foreign Fund, Initial Class	8,108,780	1,331,328	(1,904,364)	392,661	(229,756)	7,698,649		823,385	142,982	118,601
MML Fundamental Growth Fund, Class II	6,255,798	1,649,732	(1,170,729)	105,081	(125,204)	6,714,678		731,446	34,390	1,315,209
MML Fundamental Value Fund, Class II	8,514,994	3,859,710	(1,706,981)	(124,066)	(74,349)	10,469,308		863,092	200,644	1,208,651
MML Global Fund, Class I	10,337,781	9,130,865	(2,264,177)	1,976,330	(219,610)	18,961,189		1,582,737	127,987	609,720
MML High Yield Fund, Class II	11,812,135	2,815,071	(3,260,455)	1,251,656	(481,945)	12,136,462		1,256,363	369,466	-
MML Income & Growth Fund, Initial Class	12,229,220	1,196,294	(1,896,308)	1,646,400	(336,844)	12,838,762		1,370,199	252,970	479,798
MML Inflation-Protected and Income Fund, Initial Class	16,508,925	1,945,509	(2,102,081)	1,132,740	(70,076)	17,415,017		1,685,868	228,616	-
MML International Equity Fund, Class II	6,747,836	3,690,721	(1,414,763)	135,283	(63,401)	9,095,676		1,000,624	187,641	633,681
MML Large Cap Growth Fund, Initial Class	2,599,324	1,108,809	(940,358)	120,646	31,690	2,920,111		289,120	17,618	372,486
MML Managed Bond Fund, Initial Class	79,263,697	20,990,988	(18,088,901)	6,800,401	(610,472)	88,355,713		6,897,766	1,633,877	-
MML Mid Cap Growth Fund, Initial Class	6,778,479	4,409,585	(1,301,024)	358,483	(104,062)	10,141,461		681,092	2,149	1,346,965
MML Mid Cap Value Fund, Initial Class	7,785,334	1,749,767	(1,265,000)	802,211	(212,583)	8,859,729		893,118	143,639	886,184
MML Short-Duration Bond Fund, Class II	20,092,579	6,133,764	(3,121,301)	449,063	(45,368)	23,508,737		2,403,756	339,330	-
MML Small Cap Growth Equity Fund, Initial Class	1,441,789	544,463	(262,536)	(31,895)	36,660	1,728,481		134,517	-	311,870
MML Small Company Value Fund, Class II	3,653,765	837,228	(480,122)	82,107	(50,564)	4,042,414		293,141	10,959	580,911
MML Small/Mid Cap Value Fund, Initial Class	1,673,757	1,219,237	(345,728)	(83,161)	4,246	2,468,351		237,341	15,509	299,901
MML Strategic Emerging Markets Fund, Class II	500,495	1,014,975	(52,390)	42,175	5,796	1,511,051		133,721	1,394	-
MML Total Return Bond Fund, Class II	51,392,846	5,271,245	(9,970,582)	2,742,164	47,469	49,483,142		4,615,965	1,498,555	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	26,563,757	354,336	(27,507,871)	2,764,431	(2,174,653)	-		-	354,336	-
	$397,395,012	$97,080,524	$(120,698,639)	$27,508,604	$(2,560,377)	$398,725,124			$7,212,067	$12,954,271

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	$20,070,503	$1,986,196	$(9,972,096)	$2,414,005	$978,571	$15,477,179	#	199,268	$-	$1,954,195
Invesco Oppenheimer V.I. Global Fund/VA, Series I	32,160,543	5,201,629	(8,762,037)	(215,933)	374,024	28,758,226	#	764,643	306,538	4,841,964
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	31,899,741	1,190,785	(29,452,135)	3,623,992	545,610	7,807,993	#	3,581,648	115,631	566,979
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	24,624,971	4,763,147	(4,336,591)	921,487	(263,267)	25,709,747	#	943,131	294,048	4,426,549
MML Blue Chip Growth Fund, Initial Class	61,820,595	11,929,936	(9,259,732)	2,815,760	144,986	67,451,545		4,466,990	-	8,443,082
MML Dynamic Bond Fund, Class II	81,481,511	9,873,869	(11,891,309)	5,057,028	75,866	84,596,965		8,285,697	1,652,500	-
MML Equity Income Fund, Initial Class	73,474,363	10,640,690	(11,646,866)	2,657,127	1,412,751	76,538,065		7,317,215	1,693,937	6,820,890
MML Equity Index Fund, Class III	69,125,769	644,585	(75,512,036)	(1,665,395)	12,315,222	4,908,145		165,257	148,624	427,719
MML Focused Equity Fund, Class II	19,201,581	102,215,164	(17,302,883)	13,580,290	(5,349,216)	112,344,936		17,444,866	304,780	2,397,084
MML Foreign Fund, Initial Class	62,924,066	5,926,202	(6,185,243)	1,003,295	21,657	63,689,977		6,811,762	1,175,791	975,297
MML Fundamental Growth Fund, Class II	30,815,375	6,553,207	(5,024,334)	670,226	(616,781)	32,397,693		3,529,160	165,424	6,326,484
MML Fundamental Value Fund, Class II	64,870,915	9,991,771	(7,297,363)	(1,720,725)	1,516,601	67,361,199		5,553,273	1,264,189	7,615,280
MML Global Fund, Class I	67,099,378	82,600,086	(13,148,529)	12,013,456	(751,109)	147,813,282		12,338,337	979,176	4,664,709
MML High Yield Fund, Class II	11,646,363	9,612,108	(1,888,810)	1,057,426	(246,323)	20,180,764		2,089,106	484,783	-
MML Income & Growth Fund, Initial Class	73,646,206	6,410,443	(10,428,390)	9,495,754	(1,690,854)	77,433,159		8,263,944	1,478,939	2,805,053
MML Inflation-Protected and Income Fund, Initial Class	57,831,762	3,380,011	(7,506,013)	3,824,234	(224,962)	57,305,032		5,547,438	763,394	-
MML International Equity Fund, Class II	61,352,726	10,612,606	(7,204,344)	2,306,025	(405,975)	66,661,038		7,333,448	1,317,542	4,449,469
MML Large Cap Growth Fund, Initial Class	20,810,674	2,817,577	(3,819,809)	1,309,881	(147,238)	20,971,085		2,076,345	125,432	2,652,003
MML Managed Bond Fund, Initial Class	109,788,382	38,719,561	(22,941,612)	9,560,370	(322,894)	134,803,807		10,523,882	2,419,460	-
MML Mid Cap Growth Fund, Initial Class	65,525,098	18,592,788	(9,193,144)	2,462,585	1,929,602	79,316,929		5,326,859	16,699	10,468,587
MML Mid Cap Value Fund, Initial Class	64,673,041	9,923,739	(8,695,780)	5,582,749	(619,613)	70,864,136		7,143,562	1,141,234	7,040,860
MML Short-Duration Bond Fund, Class II	41,566,339	4,710,281	(5,890,674)	939,500	(138,950)	41,186,496		4,211,298	635,995	-
MML Small Cap Growth Equity Fund, Initial Class	11,889,198	3,828,464	(1,763,889)	357,096	(272,082)	14,038,787		1,092,554	-	2,518,993
MML Small Company Value Fund, Class II	26,604,654	5,027,251	(3,226,659)	1,646,623	(1,310,568)	28,741,301		2,084,213	77,626	4,114,485
MML Small/Mid Cap Value Fund, Initial Class	21,784,982	3,750,973	(2,279,366)	266,896	(301,919)	23,221,566		2,232,843	144,553	2,795,233
MML Strategic Emerging Markets Fund, Class II	51,435,567	4,302,313	(7,719,332)	5,231,381	973,782	54,223,711		4,798,558	147,236	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19		Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Growth Allocation Fund (Continued)
MML Total Return Bond Fund, Class II	$71,142,702	$7,701,463	$(12,669,151)	$4,203,412	$(250,936)	$70,127,490		6,541,743	$2,091,863	$-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	123,894,119	1,651,905	(128,298,648)	9,567,238	(6,814,614)	-		-	1,651,905	-
	$1,453,161,124	$384,558,750	$(443,316,775)	$98,965,783	$561,371	$1,493,930,253			$20,597,299	$86,304,915
Moderate Allocation Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund/VA, Series I	$22,685,185	$2,172,570	$(13,716,190)	$3,038,433	$760,573	$14,940,571	#	192,360	$-	$2,161,726
Invesco Oppenheimer V.I. Global Fund/VA, Series I	37,665,635	6,096,129	(10,638,711)	599,896	(488,480)	33,234,469	#	883,660	361,618	5,711,998
Invesco Oppenheimer V.I. International Growth Fund/VA, Series I	35,317,171	2,316,753	(33,529,556)	3,705,050	1,096,719	8,906,137	#	4,085,384	128,754	631,324
Invesco Oppenheimer V.I. Main Street Fund/VA, Series I	25,674,274	6,140,652	(3,603,654)	732,155	(197,884)	28,745,543	#	1,054,495	319,394	4,808,113
MML Blue Chip Growth Fund, Initial Class	69,294,777	16,364,345	(10,999,754)	2,594,403	751,225	78,004,996		5,165,894	-	9,461,265
MML Dynamic Bond Fund, Class II	209,820,148	8,763,848	(33,316,057)	12,508,586	33,993	197,810,518		19,374,194	4,066,165	-
MML Equity Income Fund, Initial Class	82,090,173	16,553,074	(13,305,477)	6,851,047	(2,169,857)	90,018,960		8,606,019	1,891,176	7,615,101
MML Equity Index Fund, Class III	76,574,751	691,786	(83,278,566)	(2,004,799)	13,529,729	5,512,901		185,620	167,345	481,594
MML Focused Equity Fund, Class II	20,985,975	94,235,852	(8,844,766)	14,746,415	(5,853,766)	115,269,710		17,899,023	311,011	2,446,089
MML Foreign Fund, Initial Class	68,158,972	4,998,275	(6,861,431)	1,459,559	(440,454)	67,314,921		7,199,457	1,245,945	1,033,487
MML Fundamental Growth Fund, Class II	40,049,374	8,505,832	(6,325,829)	832,389	(801,396)	42,260,370		4,603,526	216,038	8,262,175
MML Fundamental Value Fund, Class II	72,225,183	11,865,537	(8,695,876)	800,872	(983,161)	75,212,555		6,200,540	1,398,498	8,424,338
MML Global Fund, Class I	73,665,241	91,693,355	(16,232,321)	13,465,006	(987,961)	161,603,320		13,489,426	1,087,885	5,182,592
MML High Yield Fund, Class II	42,569,900	5,357,378	(10,328,305)	4,232,154	(1,486,793)	40,344,334		4,176,432	1,338,927	-
MML Income & Growth Fund, Initial Class	81,410,810	9,832,563	(10,915,592)	10,049,986	(1,317,199)	89,060,568		9,504,863	1,652,520	3,134,282

Notes to Portfolio of Investments (Unaudited) (Continued)

	Beginning Value as of 12/31/18	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 9/30/19	Number of Shares Held as of 9/30/19	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund (Continued)
MML Inflation-Protected and Income Fund, Initial Class	$62,730,545	$5,634,485	$(7,829,539)	$4,301,366	$(269,059)	$64,567,798	6,250,513	$866,332	$-
MML International Equity Fund, Class II	65,866,175	10,045,147	(7,400,693)	2,456,299	(365,074)	70,601,854	7,766,981	1,388,201	4,688,093
MML Large Cap Growth Fund, Initial Class	22,092,695	4,997,097	(4,932,415)	1,386,366	(124,548)	23,419,195	2,318,732	128,734	2,721,809
MML Managed Bond Fund, Initial Class	261,870,348	80,890,203	(52,245,533)	22,072,304	(538,860)	312,048,462	24,361,043	5,609,900	-
MML Mid Cap Growth Fund, Initial Class	68,405,477	25,640,417	(10,893,330)	3,284,089	792,821	87,229,474	5,858,259	18,407	11,539,693
MML Mid Cap Value Fund, Initial Class	69,126,568	15,665,676	(10,344,616)	7,884,226	(2,791,058)	79,540,796	8,018,225	1,283,682	7,919,694
MML Short-Duration Bond Fund, Class II	84,136,565	7,329,717	(10,244,944)	1,819,723	(195,739)	82,845,322	8,470,892	1,292,524	-
MML Small Cap Growth Equity Fund, Initial Class	12,860,106	4,006,236	(3,872,878)	510,481	(366,055)	13,137,890	1,022,443	-	2,712,564
MML Small Company Value Fund, Class II	27,837,569	5,406,767	(4,392,218)	1,196,307	(862,830)	29,185,595	2,116,432	81,632	4,326,773
MML Small/Mid Cap Value Fund, Initial Class	22,177,322	6,245,145	(2,547,798)	232,254	(430,988)	25,675,935	2,468,840	160,198	3,097,772
MML Strategic Emerging Markets Fund, Class II	52,900,676	3,235,419	(12,349,213)	4,826,178	1,524,069	50,137,129	4,436,914	148,528	-
MML Total Return Bond Fund, Class II	175,042,376	14,442,939	(28,528,838)	9,973,544	(387,550)	170,542,471	15,908,813	5,127,835	-
Oppenheimer Global Multi-Alternatives Fund/VA, Non-Service Shares*	158,427,061	2,076,151	(164,088,701)	13,107,571	(9,522,082)	-	-	2,076,151	-
	$2,041,661,052	$471,203,348	$(590,262,801)	$146,661,860	$(12,091,665)	$2,057,171,794		$32,367,400	$96,360,482

#	Effective May 24, 2019, the fund is no longer advised by OFI Global Asset Management and, therefore, the fund is no longer affiliated.
*	Fund advised by OFI Global Asset Management.

5.	New Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.